                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-7822
                                   ---------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
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          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:           03-31
                          ------------------------------------------------------

Date of reporting period:          12-31-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 41.7%
    $   25,000,000  Allied Irish Banks N.A., 4.65%,
                    5/2/08 (Acquired 11/6/07,
                    Cost $24,435,503)(2)                          $   24,606,465
        50,000,000  Amsterdam Funding Corp., 5.50%,
                    1/2/08 (Acquired 11/30/07,
                    Cost $49,770,833)(2)                              49,992,361
        24,000,000  Amsterdam Funding Corp., 4.90%,
                    1/24/08 (Acquired 11/13/07,
                    Cost $23,764,800)(2)                              23,924,867
        15,000,000  Calyon North America Inc.,
                    4.52%, 3/31/08                                    14,830,500
        11,000,000  Cedar Springs Capital Co., 5.10%,
                    1/25/08 (Acquired 11/5/07,
                    Cost $10,873,775)(2)                              10,962,600
         7,000,000  Cedar Springs Capital Co., 5.70%,
                    2/15/08 (Acquired 12/4/07,
                    Cost $6,919,092)(2)                                6,950,125
        55,000,000  Cedar Springs Capital Co., 5.20%,
                    3/19/08 (Acquired 10/23/07,
                    Cost $53,824,222)(2)                              54,380,333
         4,000,000  Cedar Springs Capital Co., 5.00%,
                    4/11/08 (Acquired 11/1/07,
                    Cost $3,910,000)(2)                                3,943,889
        64,000,000  Chariot Funding LLC, 5.32%,
                    1/29/08 (Acquired 11/27/07,
                    Cost $63,404,160)(2)                              63,735,182
        40,000,000  Charta LLC, 4.88%, 1/15/08
                    (Acquired 11/6/07,
                    Cost $39,620,444)(2)                              39,924,089
        30,000,000  Charta LLC, 5.80%, 1/28/08
                    (Acquired 8/31/07,
                    Cost $29,294,333)(2)                              29,869,500
        10,000,000  Charta LLC, 5.12%, 2/7/08
                    (Acquired 10/11/07,
                    Cost $9,830,756)(2)                                9,947,378
         7,000,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.21%, 1/23/08
                    (Acquired 6/12/07,
                    Cost $6,774,089)(2)                                6,977,714
        20,000,000  CRC Funding LLC, 4.89%,
                    1/17/08 (Acquired 11/13/07,
                    Cost $19,823,417)(2)                              19,956,533
        40,000,000  CRC Funding LLC, 5.05%,
                    1/29/08 (Acquired 9/21/07,
                    Cost $39,270,556)(2)                              39,842,889
        30,000,000  Crown Point Capital Co., 5.80%,
                    2/11/08 (Acquired 12/4/07,
                    Cost $29,666,500)(2)                              29,801,833
        10,000,000  Crown Point Capital Co., 5.85%,
                    2/25/08 (Acquired 9/17/07,
                    Cost $9,738,375)(2)                                9,910,625
        32,000,000  Crown Point Capital Co., 5.10%,
                    3/19/08 (Acquired 10/18/07,
                    Cost $31,306,400)(2)                              31,646,400
         3,900,000  Crown Point Capital Co., 4.98%,
                    4/18/08 (Acquired 10/19/07,
                    Cost $3,801,811)(2)                                3,841,734
        50,000,000  Danske Corp., 5.36%, 3/4/08
                    (Acquired 8/31/07,
                    Cost $48,645,111)(2)                              49,530,999
        49,000,000  General Electric Capital
                    Services, Inc., 4.52%, 4/28/08                    48,274,038
        70,000,000  Govco LLC, 5.15%, 1/30/08
                    (Acquired 11/30/07,
                    Cost $69,389,153)(2)                              69,709,596
        12,000,000  JPMorgan Chase & Co.,
                    5.03%, 1/15/08                                    11,976,527
        30,000,000  Legacy Capital LLC, 5.30%,
                    1/15/08 (Acquired 10/10/07,
                    Cost $29,571,583)(2)                              29,938,167
        15,000,000  Legacy Capital LLC, 5.25%,
                    1/18/08 (Acquired 10/15/07,
                    Cost $14,792,188)(2)                              14,962,813
        30,000,000  Legacy Capital LLC, 5.10%,
                    3/10/08 (Acquired 11/16/07,
                    Cost $29,511,250)(2)                              29,706,750
        15,000,000  Lexington Parker Capital, 5.30%,
                    1/18/08 (Acquired 10/10/07,
                    Cost $14,779,167)(2)                              14,962,458
        24,000,000  Lexington Parker Capital, 5.90%,
                    2/5/08 (Acquired 9/14/07,
                    Cost $23,433,600)(2)                              23,862,333

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        13,000,000  Lexington Parker Capital, 5.85%,
                    2/25/08 (Acquired 9/17/07,
                    Cost $12,659,888)(2)                              12,883,813
        15,000,000  Lexington Parker Capital, 4.97%,
                    4/7/08 (Acquired 11/6/07,
                    Cost $14,683,163)(2)                              14,799,129
        10,000,000  Lexington Parker Capital, 4.85%,
                    4/11/08 (Acquired 11/1/07,
                    Cost $9,781,750)(2)                                9,863,930
        25,000,000  Ranger Funding Co. LLC, 5.85%,
                    1/30/08 (Acquired 12/6/07,
                    Cost $24,776,563)(2)                              24,882,188
        12,000,000  Societe Generale, 5.07%, 1/17/08                  11,972,960
        50,000,000  Toronto Dominion Holdings,
                    4.59%, 5/13/08 (Acquired
                    11/13/07, Cost $48,839,750)(2)                    49,152,125
        55,000,000  Tulip Funding Corp., 5.60%,
                    1/3/08 (Acquired 12/3/07,
                    Cost $54,734,778)(2)                              54,982,889
        10,000,000  UBS Finance LLC, 5.39%, 1/18/08                    9,974,547
         7,500,000  UBS Finance LLC, 5.40%, 2/11/08                    7,453,875
        28,000,000  Westpac Securities NZ Ltd.,
                    5.15%, 1/7/08 (Acquired 10/3/07,
                    Cost $27,615,467)(2)                              27,975,967
        16,000,000  Windmill Funding Corp., 5.16%,
                    1/11/08 (Acquired 10/11/07,
                    Cost $15,789,013)(2)                              15,977,066
        35,000,000  Windmill Funding Corp., 4.70%,
                    1/25/08 (Acquired 11/1/07,
                    Cost $34,611,597)(2)                              34,890,333
        12,000,000  Windmill Funding Corp., 5.40%,
                    2/8/08 (Acquired 11/29/07,
                    Cost $11,872,200)(2)                              11,931,600
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,054,709,120
                                                                 ---------------

CORPORATE BONDS - 21.8%
         3,135,000  A&M Hospital Convention Center,
                    VRN, 4.90%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       3,135,000
         1,250,000  A&M Hospitalities LLC, VRN,
                    4.90%, 1/3/08 (LOC: Columbus
                    Bank & Trust)                                      1,250,000
         5,500,000  AIK Partners LLC, VRN, 5.00%,
                    1/3/08 (LOC: Wachovia
                    Bank N.A.)                                         5,500,000
        15,500,000  American Honda Finance Corp.,
                    VRN, 4.87%, 3/20/08, resets
                    quarterly off the 3-month T-Bill
                    minus 0.04% with no caps
                    (Acquired 9/5/07,
                    Cost $15,490,158)(2)                              15,495,950
        10,000,000  Bank of Scotland plc (New York),
                    VRN, 5.34%, 1/9/08, resets
                    quarterly off the 3-month T-Bill
                    plus 0.10% with no caps                           10,000,000
        46,000,000  Berkshire Hathaway Finance
                    Corp., VRN, 5.30%, 1/11/08,
                    resets quarterly off the 3-month
                    LIBOR plus 0.05% with no caps                     46,001,226
        25,000,000  Berkshire Hathaway Finance
                    Corp., VRN, 4.94%, 2/19/08,
                    resets quarterly off the 3-month
                    T-Bill plus 0.06% with no caps                    25,001,290
         5,640,000  Capital Markets Access Co. LLC,
                    VRN, 5.17%, 1/3/08                                 5,640,000
           880,000  Capital Markets Access Co. LLC,
                    VRN, 5.17%, 1/3/08                                   880,000
         1,900,000  Capital Markets Access Co. LLC,
                    VRN, 5.17%, 1/3/08                                 1,900,000
         4,295,000  Chaffee Point Hospitalities LLC,
                    VRN, 4.90%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       4,295,000
        13,170,000  Cityscape SCP, LLC/Cityscape
                    Turnberry, LLC/Cityscape
                    Lakeside, LLC/et al, VRN, 4.89%,
                    1/3/08 (LOC: Columbus
                    Bank & Trust)                                     13,170,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,295,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 4.90%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       2,295,000
         3,550,000  Colorado Natural Gas Inc., VRN,
                    4.99%, 1/3/08 (LOC: Harris Trust
                    & Savings Bank)                                    3,550,000
         3,275,000  Delos LLC, VRN, 4.91%, 1/3/08
                    (LOC: Fifth Third Bank)                            3,275,000
         4,658,000  FIA Credit Services, N.A.,
                    5.375%, 1/15/08                                    4,657,783
         8,105,000  Fiore Capital LLC, VRN,
                    4.86%, 1/3/08                                      8,105,000
         9,000,000  Fleet Financial Group, Inc.,
                    6.375%, 5/15/08                                    9,053,938
         1,935,000  Freehold Young Men's Christian
                    Association (The), VRN, 5.11%,
                    1/3/08 (LOC: Wachovia
                    Bank N.A.)                                         1,935,000
        25,000,000  General Electric Capital Corp.,
                    VRN, 5.29%, 1/3/08, resets
                    quarterly off the 3-month T-Bill
                    plus 0.06% with no caps                           25,000,068
        10,100,000  General Electric Capital Corp.,
                    VRN, 5.17%, 3/3/08, resets
                    quarterly off the 3-month T-Bill
                    plus 0.04% with no caps                           10,101,424
        22,545,000  Great Falls Clinic, LLP, VRN,
                    5.47%, 1/2/08 (LOC: Bank of
                    America N.A.)                                     22,545,000
        21,000,000  Gwinnett Instructional LLC, VRN,
                    4.86%, 1/3/08 (LOC: Allied Irish
                    Bank plc)                                         21,000,000
         1,475,000  Herman & Kittle Capital LLC, VRN,
                    5.15%, 1/3/08 (LOC: FHLB)                          1,475,000
        20,000,000  KMS Fed Ex L.P., VRN, 4.95%,
                    1/2/08 (LOC: Union Bank
                    of California)                                    20,000,000
        40,000,000  MBIA Global Funding LLC, VRN,
                    3.69%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.33%
                    with no caps (Acquired 4/11/07,
                    Cost $40,000,000)(2)                              40,000,000
        15,000,000  MBIA Global Funding LLC, VRN,
                    5.23%, 3/4/08, resets quarterly
                    off the 3-month T-Bill plus 0.10%
                    with no caps (Acquired 8/30/07,
                    Cost $15,000,000)(2)                              15,000,000
        12,000,000  MetLife Insurance Co. of
                    Connecticut, VRN, 5.28%, 1/2/08,
                    resets quarterly off the 3-month
                    LIBOR plus 0.05% with
                    no caps (Acquired 10/1/07,
                    Cost $12,000,000)(2)                              12,000,000
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 4.85%, 1/3/08
                    (LOC: Wachovia Bank N.A.)                          7,100,000
        33,000,000  Natixis, VRN, 4.41%, 1/2/08,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with
                    no caps                                           33,000,000
        20,000,000  Natixis, VRN, 4.41%, 1/2/08,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with
                    no caps                                           20,000,000
         4,900,000  Oklahoma Christian University
                    Inc., VRN, 4.90%, 1/3/08
                    (LOC: FHLB)                                        4,900,000
         5,350,000  Roman Catholic Bishop of San
                    Jose, VRN, 4.85%, 1/3/08
                    (LOC: Allied Irish Bank plc)                       5,350,000
         7,500,000  Salvation Army, Series 2003 A,
                    VRN, 4.95%, 1/3/08 (LOC: Bank
                    of New York)                                       7,500,000
         8,000,000  Salvation Army, Series 2004 A,
                    VRN, 4.95%, 1/3/08 (LOC: Bank
                    of New York)                                       8,000,000
        14,500,000  Signal International LLC/Signal
                    International L.P., VRN, 4.86%,
                    1/3/08 (LOC: General Electric
                    Capital Corp.) (Acquired
                    12/29/05, Cost $14,500,000)(2)                    14,500,000
         6,600,000  Southwest Georgia Oil Co. Inc.,
                    VRN, 4.90%, 1/3/08                                 6,600,000
        21,000,000  Toyota Motor Credit Corp.,
                    5.32%, 6/2/08                                     21,000,000
        10,000,000  Toyota Motor Credit Corp., VRN,
                    3.68%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                      10,000,000
        10,000,000  Toyota Motor Credit Corp., VRN,
                    3.68%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                      10,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 4.92%, 2/1/08, resets
                    quarterly off the 3-month LIBOR
                    plus 0.06% with no caps
                    (Acquired 8/7/03,
                    Cost $41,000,000)(2)                              41,000,000
         5,500,000  U.S. Bank N.A., 3.90%, 8/15/08                     5,475,270
        10,044,000  U.S. Bank N.A., 4.40%, 8/15/08                    10,029,815
         5,500,000  Wachovia Corp., 6.40%, 4/1/08                      5,520,576
         2,300,000  Wachovia Corp., 3.50%, 8/15/08                     2,283,811
         8,990,000  Woodgrain Millwork, VRN, 5.09%,
                    1/3/08 (LOC: General Electric
                    Capital Corp.)                                     8,990,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                553,511,151
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 19.4%
        55,000,000  American Express Centurion Bank,
                    4.90%, 5/30/08                                    55,000,001
        40,000,000  Barclays Bank plc (New York),
                    5.25%, 3/4/08                                     40,000,000
        15,000,000  Barclays Bank plc (New York),
                    5.02%, 4/18/08                                    15,007,351
        50,000,000  Canadian Imperial Bank of
                    Commerce (New York),
                    4.82%, 2/14/08                                    50,001,183
        10,000,000  Citibank N.A., 5.15%, 2/29/08                     10,000,000
        15,000,000  Comerica Bank, VRN, 5.24%,
                    1/8/08, resets monthly off the
                    1-month LIBOR with no caps                        14,999,717
        25,000,000  HBOS Treasury Services plc
                    (New York), 5.26%, 1/8/08                         25,000,000
        15,000,000  HBOS Treasury Services plc
                    (New York), 5.33%, 5/30/08                        14,994,385
        20,000,000  M&I Marshall & Ilsley Bank,
                    4.80%, 2/11/08                                    20,000,000
        12,600,000  Natixis (New York), 5.26%, 1/9/08                 12,599,347
        15,000,000  Royal Bank of Canada (New York),
                    4.63%, 5/7/08                                     15,001,570
        25,000,000  Royal Bank of Scotland
                    (New York), 5.10%, 1/4/08                         25,000,000
        25,000,000  Royal Bank of Scotland
                    (New York), 5.45%, 3/14/08                        25,001,002
        40,000,000  Svenska Handelsbanken
                    (New York), 5.00%, 7/9/08                         40,000,000
        65,000,000  Toronto Dominion Bank
                    (New York), VRN, 4.25%, 1/2/08,
                    resets daily off the Federal Funds
                    Target Rate plus 0.07% with
                    no caps                                           65,000,000
        35,000,000  UBS AG, 4.80%, 4/22/08                            35,000,000
        30,000,000  Union Bank of California N.A.,
                    4.75%, 2/1/08                                     30,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        492,604,556
                                                                 ---------------

MUNICIPAL SECURITIES - 15.8%
        12,000,000  Association of Bay Area
                    Governments Finance Auth.
                    for Nonprofit Corps. Rev.,
                    Series 2007 B, (Casa De Las
                    Campanas, Inc.), VRDN,
                    6.25%, 1/3/08 (RADIAN)
                    (SBBPA: KBC Bank N.V.)                            12,000,000
         4,380,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 4.89%,
                    1/3/08 (LOC: Citibank N.A.)                        4,380,000
         4,850,000  Calexico Unified School District
                    COP, (Refinancing Project),
                    VRDN, 5.14%, 1/3/08 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        4,850,000
         8,160,000  California Educational Facilities
                    Auth. Rev., Series 2005 B,
                    (University La Verne), VRDN,
                    4.96%, 1/3/08 (LOC: Allied Irish
                    Bank plc)                                          8,160,000
        24,070,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2002 B, (Biola University),
                    VRDN, 5.10%, 1/3/08
                    (LOC: BNP Paribas)                                24,070,000
         9,100,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 4.85%, 5/2/08                       9,100,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        34,000,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 4.85%, 5/2/08                      34,000,000
         5,420,000  City of Fairfield Rev., Series
                    2005 A, VRDN, 4.85%, 1/3/08
                    (LOC: Landesbank Hessen-
                    Thuringen Girozentrale)                            5,420,000
        38,000,000  City of Portland GO, (Taxable
                    Pension), VRDN, 4.85%, 1/2/08
                    (SBBPA: Landesbank Hessen-
                    Thuringen Girozentrale)                           37,999,641
         3,260,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC),
                    VRDN, 4.93%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       3,260,000
         2,100,000  Concordia College Rev., VRDN,
                    4.60%, 1/2/08 (LOC: Bank of
                    America N.A.)                                      2,100,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    4.90%, 1/2/08 (SBBPA:
                    Depfa Bank plc)                                   20,000,000
         2,715,000  El Monte COP, Series 2003 B,
                    (Community Improvement),
                    VRDN, 5.00%, 1/3/08 (LOC:
                    California State Teacher's
                    Retirement System)                                 2,715,000
         6,720,000  Gadsden Airport Auth. Rev.,
                    VRDN, 5.00%, 1/3/08
                    (LOC: Southtrust Bank N.A.)                        6,720,000
         7,670,000  Georgia Municipal Gas Auth.
                    Rev., (National Gas Utility
                    Improvements), VRDN, 4.89%,
                    1/3/08 (LOC: Wachovia Bank N.A.
                    and JPMorgan Chase Bank)                           7,670,000
         5,750,000  JJB Properties LLC Rev., (Rental
                    Property), VRDN, 4.84%, 1/3/08
                    (LOC: Arvest Bank and FHLB)                        5,750,000
        10,690,000  Kansas City Financing
                    Commission Tax Increment Rev.,
                    Series 2006 B, (Briarcliff West),
                    VRDN, 4.87%, 1/3/08 (LOC:
                    M&I Marshall & Isley Bank)                        10,690,000
         1,200,000  Las Cruces Industrial Rev.,
                    (F&A Dairy Products), VRDN,
                    5.18%, 3/1/08 (LOC: Wells
                    Fargo Bank N.A.)                                   1,200,000
         2,880,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN,
                    4.86%, 1/3/08 (LOC: Allied
                    Irish Bank plc)                                    2,880,000
        21,250,000  Louisiana Agriculture Finance
                    Auth. Rev., (Lacassine Syrup
                    Mill), VRDN, 4.90%, 1/3/08
                    (LOC: AmSouth Bank)                               21,250,000
         8,200,000  Lower Colorado River Auth. Rev.,
                    Series 2007 A, 4.87%, 2/6/08                       8,200,000
         6,070,000  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2003 5-P2, (Concordia University,
                    St. Paul), VRDN, 4.65%, 1/2/08
                    (LOC: U.S. Bank N.A.)                              6,070,000
        10,000,000  Mississippi Business Finance
                    Corp. Industrial Development Rev.,
                    (VC Regional Assembly),
                    VRDN, 4.93%, 1/2/08
                    (LOC: JPMorgan Chase Bank)                        10,000,000
         6,065,000  Mississippi Business Finance
                    Corp. Rev., (Medical Development
                    Properties), VRDN, 4.86%,
                    1/3/08 (LOC: BancorpSouth
                    Bank and FHLB)                                     6,065,000
         3,525,000  Mississippi Business Finance
                    Corp. Rev., (Millsaps Chevrolet-
                    Pontiac-Buick-GMC Truck, Inc.),
                    VRDN, 4.86%, 1/3/08 (LOC:
                    National Bank of Commerce
                    and FHLB)                                          3,525,000
        11,000,000  Mississippi Business Finance
                    Corp. Rev., (Skyline Steel Pipe),
                    VRDN, 4.86%, 1/3/08 (LOC:
                    Fortis Bank SA N.V.)                              11,000,000
         7,500,000  Mississippi Business Finance
                    Corp. Rev., Series 2005, (Future
                    Pipe Industries, Inc.), VRDN,
                    4.86%, 1/3/08 (LOC:
                    Mashreqbank and Bank of
                    New York)                                          7,500,000
         5,000,000  Mississippi Business Finance
                    Corp. Rev., Series 2006 R-1,
                    (Brown Bottling Group, Inc.),
                    VRDN, 4.86%, 1/3/08 (LOC: FHLB)                    5,000,000
        18,640,000  New Orleans Rev., VRDN,
                    5.10%, 1/3/08 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                      18,640,000
        24,000,000  North Texas Higher Education
                    Auth., Inc. Student Loan Rev.,
                    Series 2006 D, VRDN, 4.85%,
                    1/2/08 (Ambac/Guaranteed
                    Student Loans) (SBBPA: Lloyds
                    TSB Bank plc)                                     24,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment),
                    VRDN, 4.91%, 1/2/08 (Ambac)
                    (SBBPA: Dexia Credit Local)                        5,000,000
         9,100,000  Pasadena COP, (Los Robles
                    Avenue Parking Facilities), VRDN,
                    4.85%, 1/1/08 (LOC: Bank of
                    New York and California State
                    Teacher's Retirement System)                       9,100,000
        20,000,000  Pennsylvania Housing Finance
                    Agency Single Family Mortgage
                    Rev., Series 2007-97D, VRDN,
                    4.85%, 1/2/08 (SBBPA: Dexia
                    Credit Local)                                     20,000,000
           945,000  Plymouth Rev., (Carlson Center),
                    VRDN, 5.15%, 1/3/08
                    (LOC: U.S. Bank N.A.)                                945,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev.,
                    (Sincerity Facility LLC), VRDN,
                    4.95%, 1/3/08 (LOC: Bank of
                    New York)                                          9,990,000
         5,000,000  Roman Catholic Diocese of
                    Raleigh Rev., Series 2002 A,
                    VRDN, 4.91%, 1/3/08
                    (LOC: Bank of America N.A.)                        5,000,000
         4,755,000  Santa Rosa Pension Obligation
                    Rev., Series 2003 A, VRDN, 4.85%,
                    1/3/08 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     4,755,000
         6,661,331  Savannah College of Art &
                    Design Inc. Rev., Series 2004 BD,
                    VRDN, 5.10%, 1/3/08
                    (LOC: Bank of America N.A.)                        6,661,331
        10,310,000  Southeast Alabama Gas District
                    Rev., VRDN, 5.00%, 1/3/08 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                     10,310,000
         4,040,000  Sterling Tax Allocation Rev.,
                    (Rock River Redevelopment),
                    VRDN, 5.17%, 1/2/08
                    (LOC: Wachovia Bank N.A.)                          4,040,000
                                                                 ---------------

TOTAL MUNICIPAL SECURITIES                                           400,015,972
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.7%                                2,500,840,799
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.3%                                   33,545,690
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,534,386,489
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31,
    2007, was $1,088,222,623, which represented 42.9% of total net assets.
    Restricted securities considered illiquid represent 2.1% of total net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $2,500,840,799
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 29.6%
  $          7,406  FHLMC, 6.50%, 2/1/09(2)                       $        7,520
         1,576,326  FHLMC, 5.00%, 10/1/10(2)                           1,592,076
            18,305  FHLMC, 6.50%, 12/1/12(2)                              18,953
           182,356  FHLMC, 6.00%, 1/1/13(2)                              186,834
            26,791  FHLMC, 7.00%, 11/1/13(2)                              27,879
            55,257  FHLMC, 7.00%, 6/1/14(2)                               57,609
           167,889  FHLMC, 6.50%, 6/1/16(2)                              173,858
           102,832  FHLMC, 6.50%, 6/1/16(2)                              106,488
         2,331,364  FHLMC, 5.00%, 11/1/17(2)                           2,337,433
           233,884  FHLMC, 4.50%, 1/1/19(2)                              230,057
        10,013,238  FHLMC, 5.00%, 1/1/21(2)                           10,024,641
         3,975,834  FHLMC, 5.00%, 4/1/21(2)                            3,980,355
            19,878  FHLMC, 7.00%, 9/1/27(2)                               20,903
            31,971  FHLMC, 6.50%, 1/1/28(2)                               33,201
             4,854  FHLMC, 7.00%, 2/1/28(2)                                5,105
           189,918  FHLMC, 6.50%, 3/1/29(2)                              196,892
           117,377  FHLMC, 6.50%, 6/1/29(2)                              121,655
            17,059  FHLMC, 7.00%, 8/1/29(2)                               17,939
            42,359  FHLMC, 7.50%, 8/1/29(2)                               45,328
             2,831  FHLMC, 6.50%, 5/1/31(2)                                2,928
           118,461  FHLMC, 6.50%, 5/1/31(2)                              122,521
             9,040  FHLMC, 6.50%, 6/1/31(2)                                9,350
             4,030  FHLMC, 6.50%, 6/1/31(2)                                4,168
             9,737  FHLMC, 6.50%, 6/1/31(2)                               10,071
             1,751  FHLMC, 6.50%, 6/1/31(2)                                1,811
            79,532  FHLMC, 6.50%, 6/1/31(2)                               82,257
             2,767  FHLMC, 6.50%, 6/1/31(2)                                2,862
         2,322,484  FHLMC, 5.50%, 12/1/33(2)                           2,322,182
           652,374  FHLMC, 6.50%, 7/1/47(2)                              661,548
        45,808,623  FNMA, 6.00%,
                    settlement date 1/14/08(3)                        46,517,236
        13,694,000  FNMA, 6.50%,
                    settlement date 1/14/08(3)                        14,077,007
            17,694  FNMA, 6.00%, 2/1/09(2)                                17,899
            24,270  FNMA, 6.00%, 5/1/13(2)                                24,885
            12,699  FNMA, 6.00%, 5/1/13(2)                                13,044
            63,783  FNMA, 6.00%, 7/1/13(2)                                65,401
           101,225  FNMA, 6.00%, 12/1/13(2)                              103,794
            77,875  FNMA, 6.00%, 1/1/14(2)                                79,851
           136,677  FNMA, 6.00%, 2/1/14(2)                               140,145
           141,541  FNMA, 6.00%, 4/1/14(2)                               145,133
           524,496  FNMA, 5.50%, 12/1/16(2)                              532,678
         1,031,367  FNMA, 5.50%, 12/1/16(2)                            1,047,457
         3,981,439  FNMA, 4.50%, 5/1/19(2)                             3,917,115
           106,696  FNMA, 6.50%, 1/1/26(2)                               110,864
            12,242  FNMA, 7.00%, 12/1/27(2)                               12,914
             6,349  FNMA, 6.50%, 1/1/28(2)                                 6,593
             6,118  FNMA, 7.00%, 1/1/28(2)                                 6,454
            26,833  FNMA, 7.50%, 4/1/28(2)                                28,717
           102,700  FNMA, 7.00%, 5/1/28(2)                               108,340
             6,343  FNMA, 7.00%, 6/1/28(2)                                 6,691
            25,112  FNMA, 6.50%, 1/1/29(2)                                26,033
            73,688  FNMA, 6.50%, 4/1/29(2)                                76,369
            33,867  FNMA, 7.00%, 7/1/29(2)                                35,727
            39,733  FNMA, 7.00%, 7/1/29(2)                                41,918
           105,751  FNMA, 7.50%, 7/1/29(2)                               113,080
            10,612  FNMA, 7.00%, 5/1/30(2)                                11,195
           100,723  FNMA, 7.50%, 8/1/30(2)                               107,541

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            49,464  FNMA, 7.50%, 9/1/30(2)                                52,813
           243,609  FNMA, 7.00%, 9/1/31(2)                               256,810
           149,682  FNMA, 6.50%, 1/1/32(2)                               154,807
         1,287,466  FNMA, 7.00%, 6/1/32(2)                             1,355,843
           566,683  FNMA, 6.50%, 8/1/32(2)                               586,086
         3,295,786  FNMA, 5.50%, 6/1/33(2)                             3,298,746
        16,032,545  FNMA, 5.50%, 7/1/33(2)                            16,046,943
         2,697,547  FNMA, 5.50%, 8/1/33(2)                             2,699,969
         3,444,961  FNMA, 5.50%, 9/1/33(2)                             3,448,054
        22,719,510  FNMA, 5.00%, 11/1/33(2)                           22,205,163
         7,220,656  FNMA, 5.50%, 1/1/34(2)                             7,227,141
         2,433,942  FNMA, 5.00%, 8/1/35(2)                             2,376,572
         8,655,905  FNMA, 4.50%, 9/1/35(2)                             8,199,574
        10,404,985  FNMA, 5.00%, 2/1/36(2)                            10,159,729
        13,567,686  FNMA, 5.50%, 4/1/36(2)                            13,561,541
         8,454,057  FNMA, 6.50%, 8/1/37(2)                             8,626,925
           317,357  FNMA, 6.50%, 6/1/47(2)                               321,819
           835,773  FNMA, 6.50%, 8/1/47(2)                               847,526
         1,174,916  FNMA, 6.50%, 8/1/47(2)                             1,191,439
         1,059,589  FNMA, 6.50%, 9/1/47(2)                             1,074,490
         1,832,950  FNMA, 6.50%, 9/1/47(2)                             1,858,726
           142,427  FNMA, 6.50%, 9/1/47(2)                               144,429
         1,315,983  FNMA, 6.50%, 9/1/47(2)                             1,334,489
         1,069,497  FNMA, 6.50%, 9/1/47(2)                             1,084,537
            42,075  GNMA, 7.50%, 8/20/17(2)                               44,486
            54,395  GNMA, 7.00%, 11/15/22(2)                              57,710
            54,581  GNMA, 8.75%, 3/15/25(2)                               58,922
            13,469  GNMA, 7.00%, 4/20/26(2)                               14,268
            25,208  GNMA, 7.50%, 8/15/26(2)                               26,929
            12,111  GNMA, 8.00%, 8/15/26(2)                               13,102
             1,531  GNMA, 7.50%, 4/15/27(2)                                1,636
            27,285  GNMA, 7.50%, 5/15/27(2)                               29,145
            21,102  GNMA, 8.00%, 6/15/27(2)                               22,827
             2,308  GNMA, 7.50%, 11/15/27(2)                               2,465
            10,542  GNMA, 7.00%, 2/15/28(2)                               11,190
            16,511  GNMA, 7.50%, 2/15/28(2)                               17,632
            15,918  GNMA, 6.50%, 3/15/28(2)                               16,524
             2,954  GNMA, 7.00%, 4/15/28(2)                                3,136
             2,227  GNMA, 6.50%, 5/15/28(2)                                2,311
            52,882  GNMA, 6.50%, 5/15/28(2)                               54,895
            13,547  GNMA, 6.50%, 5/15/28(2)                               14,063
            17,615  GNMA, 7.00%, 12/15/28(2)                              18,699
             1,793  GNMA, 8.00%, 12/15/29(2)                               1,941
           132,515  GNMA, 7.00%, 5/15/31(2)                              140,513
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           198,445,070
(Cost $197,362,188)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 24.1%
         5,431,080  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                                  5,335,428
        18,291,848  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 1/1/08(2)                                     307,326
         6,766,366  Banc of America Commercial
                    Mortgage Inc., Series 2000-2,
                    Class B, 7.38%, 9/15/32(2)                         7,178,979

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         8,250,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(2)                                        8,144,499
         5,830,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(2)                                        5,829,201
         5,750,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(2)                    5,892,905
         1,042,091  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.18%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $1,042,090)(2)(4)                   1,021,971
        27,050,806  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 1/1/08(2)                                     713,922
         3,561,551  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    5.14%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $3,561,551)(2)(4)                     3,451,250
        12,496,204  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.10%, 1/1/08(2)                                     297,399
           129,004  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.13%, 1/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with no
                    caps (Acquired 3/18/05,
                    Cost $129,004)(2)(4)                                 128,369
            97,251  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.18%, 1/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $97,252)(2)(4)                                   96,779
         1,100,441  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2003-37, Class 2A2,
                    4.25%, 9/25/33(2)                                  1,097,384
        11,595,272  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(2)                                11,769,908
         2,500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B, VRN,
                    7.79%, 1/11/08(2)                                  2,675,045
         2,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(2)                                  2,103,950
         5,535,922  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                 5,509,128
         3,750,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.21%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(2)                                         3,615,495
         4,681,013  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(2)                                  4,686,968
         3,312,121  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                  3,306,699
         3,054,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(2)                          2,958,709
         1,747,851  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                                 1,745,248
        10,000,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22(2)                          9,707,340
            29,044  FNMA, Series 1989-35, Class
                    G SEQ, 9.50%, 7/25/19(2)                              31,872
         1,085,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                  1,079,017
         6,804,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                    6,736,680
         4,150,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/1/08(2)                                          4,100,461
         1,532,395  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.34%, 1/7/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $1,532,395)(2)(4)                             1,488,466
         1,213,608  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.34%, 1/7/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps(2)                              1,160,685

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,943,917  J.P. Morgan Mortgage Trust,
                    Series 2005 A8, Class 6A2,
                    5.13%, 11/25/35(2)                                 3,918,873
         8,200,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(2)                          7,987,825
         2,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(2)                          2,367,154
         5,729,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(2)                          5,636,866
         6,570,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31(2)                          6,507,184
           950,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1998 C1, Class C,
                    6.68%, 2/18/30(2)                                    947,697
           922,413  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.11%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps
                    (Acquired 8/7/06-9/25/06,
                    Cost $922,362)(2)(4)                                 921,003
           150,935  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33(2)                                   153,449
         2,575,972  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.10%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps
                    (Acquired 10/31/06,
                    Cost $$2,575,942)(2)(4)                            2,499,919
         4,000,000  Morgan Stanley Capital I, Series
                    2004 HQ3, Class A2 SEQ,
                    4.05%, 1/13/41(2)                                  3,961,728
         2,660,405  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 4.99%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(2)                         2,601,647
        10,000,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                       10,069,690
         2,325,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                  2,306,026
         4,497,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35(2)                                  4,464,721
         5,793,312  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37(2)                   5,820,373
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 162,335,238
(Cost $161,459,022)                                              ---------------

U.S. TREASURY SECURITIES - 22.1%
        11,000,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(2)(5)                             14,831,102
         2,180,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              3,003,462
        11,817,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                             15,253,171
         7,206,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                             8,728,837
         5,000,000  U.S. Treasury Bonds,
                    5.00%, 5/15/37(2)(5)                               5,451,175
        17,321,753  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(5)                      18,323,175
        13,384,410  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(5)                       13,875,872
         7,349,485  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)(5)                        7,593,517
        11,500,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                              11,894,416
        15,427,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(5)                             16,133,279
        15,410,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(5)                              15,977,042
        16,293,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)(5)                              17,213,310
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       148,278,358
(Cost $142,275,044)                                              ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 17.5%
AEROSPACE & DEFENSE - 0.6%
           675,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)                                    677,138
           853,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(2)                                     885,249
         1,183,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)                                  1,187,007
         1,027,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)                                   1,060,292
                                                                 ---------------
                                                                       3,809,686
                                                                 ---------------
AUTOMOBILES - 0.2%
           710,000  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11(2)                            720,957
           800,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(2)(5)                         837,020
                                                                 ---------------
                                                                       1,557,977
                                                                 ---------------
BEVERAGES - 1.0%
           700,000  Anheuser-Busch Companies, Inc.,
                    5.50%, 1/15/18(2)(5)                                 715,987
         1,400,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17(2)                                 1,437,099
         1,150,000  Diageo Capital plc,
                    5.75%, 10/23/17(2)                                 1,158,680
           951,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $947,738)(2)(4)                                 947,005
           700,000  PepsiCo, Inc., 4.65%, 2/15/13(2)                     705,496
         1,490,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $1,488,942)(2)(4)                             1,559,997
                                                                 ---------------
                                                                       6,524,264
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           747,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)(5)                                  732,644
         1,376,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                   1,364,266
                                                                 ---------------
                                                                       2,096,910
                                                                 ---------------
CHEMICALS - 0.2%
           700,000  du Pont (E.I.) de Nemours & Co.,
                    5.00%, 1/15/13(2)                                    705,192
           550,000  Rohm and Haas Co.,
                    5.60%, 3/15/13(2)                                    572,147
                                                                 ---------------
                                                                       1,277,339
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
         1,012,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)(5)                                928,855
           730,000  PNC Bank N.A.,
                    6.00%, 12/7/17(2)                                    725,421
           741,000  PNC Funding Corp.,
                    5.125%, 12/14/10(2)                                  746,702
           845,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(2)                                    804,394
         1,320,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)(5)                               1,258,430
         1,167,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(2)                                  1,168,613
                                                                 ---------------
                                                                       5,632,415
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           550,000  Deluxe Corp., 7.375%, 6/1/15(2)                      550,000

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           540,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17(2)                                    546,951
                                                                 ---------------
                                                                       1,096,951
                                                                 ---------------
CONSUMER FINANCE - 0.3%
           571,000  American Express Centurion Bank,
                    4.375%, 7/30/09(2)                                   568,716
         1,700,000  American Express Centurion Bank,
                    5.55%, 10/17/12(2)                                 1,731,657
                                                                 ---------------
                                                                       2,300,373
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
         1,861,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)                                 1,858,842
           949,000  Bank of America N.A.,
                    5.30%, 3/15/17(2)                                    924,439
           825,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                   791,682
           834,000  Citigroup Inc., 5.00%, 9/15/14(2)                    795,782
           773,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                   808,618
         1,080,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(2)                                 1,110,118
         1,167,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                  1,163,847
         1,205,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)(5)                               1,216,667
         1,000,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $998,010)(2)(4)                               1,038,183
                                                                 ---------------
                                                                       9,708,178
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
         1,167,000  AT&T Corp., 7.30%, 11/15/11(2)                     1,265,519
         1,000,000  AT&T Inc., 6.80%, 5/15/36(2)(5)                    1,085,632
           176,000  BellSouth Corp.,
                    6.875%, 10/15/31(2)(5)                               188,207
         1,450,000  British Telecommunications plc,
                    5.95%, 1/15/18(2)                                  1,464,244
           494,000  Embarq Corp., 7.08%, 6/1/16(2)                       509,811
           280,000  Qwest Corp., 7.875%,
                    9/1/11(2)(5)                                         292,600
           800,000  Qwest Corp., 7.50%, 10/1/14(2)                       816,000
         1,263,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(2)                                  1,237,619
           540,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15(2)                                    526,920
           680,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36(2)                                    762,575
           686,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                    694,487
           489,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(2)(5)                                  503,166
                                                                 ---------------
                                                                       9,346,780
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
         1,123,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(2)                                   1,115,614
           545,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15(2)                                   542,920
           908,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(2)                              888,228
           602,000  Florida Power Corp.,
                    4.50%, 6/1/10(2)                                     606,308
           540,000  Florida Power Corp.,
                    6.35%, 9/15/37(2)                                    570,894
           780,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                    748,955
           425,000  Toledo Edison Co.,
                    6.15%, 5/15/37(2)                                    397,321
                                                                 ---------------
                                                                       4,870,240
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           900,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37(2)                                    906,646
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.6%
           820,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(2)                                     826,765
         1,014,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)                                  1,017,811
         1,060,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27(2)(5)                               1,045,471
           850,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37(2)                                    898,083
                                                                 ---------------
                                                                       3,788,130
                                                                 ---------------
FOOD PRODUCTS - 0.8%
         1,566,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $1,556,195)(2)(4)                             1,556,795
         1,460,000  General Mills Inc.,
                    5.65%, 9/10/12(2)                                  1,485,338
           540,000  Kellogg Co., 6.60%, 4/1/11(2)                        572,634
           900,000  Kellogg Co., 5.125%, 12/3/12(2)                      908,514
           830,000  Kraft Foods Inc., 6.00%,
                    2/11/13(2)(5)                                        854,259
                                                                 ---------------
                                                                       5,377,540
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
         1,531,000  Baxter Finco BV, 4.75%,
                    10/15/10(2)                                        1,539,886
         1,130,000  Baxter International Inc.,
                    5.90%, 9/1/16(2)                                   1,176,102
           590,000  Baxter International Inc.,
                    6.25%, 12/1/37(2)                                    607,442
                                                                 ---------------
                                                                       3,323,430
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
         1,826,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                      1,799,952
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           560,000  McDonald's Corp.,
                    6.30%, 10/15/37(2)                                   582,728
         1,390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                  1,377,238
         1,120,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37(2)                                1,118,324
                                                                 ---------------
                                                                       3,078,290
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
           560,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17(2)                                    591,087
         1,030,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                   1,039,601
                                                                 ---------------
                                                                       1,630,688
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
         2,734,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                   2,771,863
           560,000  General Electric Co.,
                    5.25%, 12/6/17(2)                                    559,876
                                                                 ---------------
                                                                       3,331,739
                                                                 ---------------
INSURANCE - 0.8%
         1,280,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $1,277,491)(2)(4)                     1,276,798
           956,000  Hartford Financial Services Group
                    Inc. (The), 5.375%, 3/15/17(2)                       925,431

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,120,000  Lincoln National Corp.,
                    6.30%, 10/9/37(2)                                  1,092,690
           900,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17(2)(5)                                 897,945
           600,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)                                    519,064
           570,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                    553,928
                                                                 ---------------
                                                                       5,265,856
                                                                 ---------------
IT SERVICES - 0.2%
         1,100,000  International Business Machines
                    Corp., 5.70%, 9/14/17(2)                           1,139,252
                                                                 ---------------
MACHINERY - 0.2%
           550,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $549,753)(2)(4)                                 551,195
           560,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12(2)(5)                          561,575
                                                                 ---------------
                                                                       1,112,770
                                                                 ---------------
MEDIA - 0.9%
         1,104,000  Comcast Corp., 5.90%, 3/15/16(2)                   1,112,514
           635,000  News America Holdings,
                    7.75%, 1/20/24(2)                                    715,896
         1,600,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(2)                                  1,643,734
         1,650,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12(2)                                   1,654,949
           445,000  Time Warner Inc.,
                    5.50%, 11/15/11(2)                                   447,209
           176,000  Time Warner Inc.,
                    7.625%, 4/15/31(2)                                   195,322
                                                                 ---------------
                                                                       5,769,624
                                                                 ---------------
METALS & MINING - 0.2%
         1,045,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $1,045,503)(2)(4)                             1,064,038
           447,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $445,896)(2)(4)                        439,111
                                                                 ---------------
                                                                       1,503,149
                                                                 ---------------
MULTI-UTILITIES - 1.2%
         1,198,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                            1,198,906
           560,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17(2)                            570,952
           950,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                              914,657
         1,027,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16(2)                                  1,033,326
         1,459,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                 1,457,106
           584,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(2)                                   585,528
         1,120,000  NSTAR Electric Co.,
                    5.625%, 11/15/17(2)                                1,141,654
           614,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(2)                                     614,983
           367,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(2)                                     355,101
                                                                 ---------------
                                                                       7,872,213
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           396,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(2)                                    386,178
           560,000  Kohl's Corp., 6.875%, 12/15/37(2)                    545,181

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,390,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(2)                                 1,363,136
                                                                 ---------------
                                                                       2,294,495
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.3%
           560,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(2)                                    557,589
           585,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                   709,623
         1,776,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                   1,778,180
           600,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17(2)                                    615,004
           810,000  Nexen Inc., 6.40%, 5/15/37(2)                        811,308
         1,386,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                           1,448,455
           780,000  Tesoro Corp., 6.25%, 11/1/12(2)                      783,900
           490,000  Tesoro Corp., 6.50%, 6/1/17(2)                       487,550
           280,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37(2)                                   278,949
           773,000  XTO Energy Inc.,
                    5.30%, 6/30/15(2)                                    770,690
           615,000  XTO Energy Inc.,
                    6.10%, 4/1/36(2)(5)                                  602,364
                                                                 ---------------
                                                                       8,843,612
                                                                 ---------------
PHARMACEUTICALS - 0.9%
         1,021,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                 1,068,246
           560,000  Abbott Laboratories,
                    6.15%, 11/30/37(2)                                   592,970
         2,420,000  AstraZeneca plc,
                    5.40%, 9/15/12(2)                                  2,504,494
           830,000  AstraZeneca plc,
                    5.90%, 9/15/17(2)                                    873,158
         1,205,000  Wyeth, 5.95%, 4/1/37(2)                            1,212,378
                                                                 ---------------
                                                                       6,251,246
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
         1,080,000  ProLogis, 5.625%, 11/15/16(2)                      1,003,228
                                                                 ---------------
ROAD & RAIL - 0.1%
           810,000  Union Pacific Corp.,
                    5.75%, 11/15/17(2)                                   808,428
                                                                 ---------------
SOFTWARE - 0.3%
           573,000  Intuit Inc., 5.75%, 3/15/17(2)                       564,715
         1,733,000  Oracle Corp., 5.00%, 1/15/11(2)                    1,757,142
                                                                 ---------------
                                                                       2,321,857
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           560,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12(2)                                    575,730
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           762,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                    717,163
           708,000  Vodafone Group plc,
                    5.625%, 2/27/17(2)                                   706,241
                                                                 ---------------
                                                                       1,423,404
                                                                 ---------------
TOTAL CORPORATE BONDS                                                117,642,392
(Cost $116,740,068)                                              ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 3.8%
         4,957,454  FHLMC, 6.80%, 8/1/36(2)                            5,064,169
         6,518,798  FHLMC, 5.99%, 11/1/36(2)                           6,602,446
         4,243,226  FNMA, 6.50%, 5/1/36(2)                             4,354,408
         2,863,108  FNMA, 6.42%, 9/1/36(2)                             2,925,738
         3,004,481  FNMA, 6.46%, 9/1/36(2)                             3,064,271
         3,399,379  FNMA, 5.97%, 6/1/37(2)                             3,455,166
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                     25,466,198
(Cost $25,507,523)                                               ---------------

ASSET-BACKED SECURITIES(1) - 3.7%
           391,856  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    4.93%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                                390,553
         1,397,679  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    4.91%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                              1,380,827
         1,624,889  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.09%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(2)                                         1,624,979
         7,400,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    4.79%, 2/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                              7,355,007
         2,400,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11(2)                                 2,418,240
           384,338  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 4.91%, 1/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(2)                                           381,540
         1,164,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                     1,199,024
         2,131,540  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    4.91%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                              2,092,271
            47,169  Nomura Home Equity Loan, Inc.,
                     Series 2006 HE2, Class A1,
                    VRN, 4.93%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(2)                            46,662
         1,679,297  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.07%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps(2)                                    1,679,146
         2,435,835  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.09%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(2)                                         2,436,751
         2,600,000  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 5.43%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps(2)                                         2,593,604

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,275,539  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 4.91%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                         1,266,818
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         24,865,422
(Cost $24,931,913)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 2.8%
           246,000  Hydro Quebec, 8.40%, 1/15/22                         333,859
JPY                 KfW, VRN, 0.66%, 2/8/08,
                    resets quarterly off
     1,874,000,000  the 3-month JPY LIBOR minus
                    0.22% with no caps                                16,831,212
        $1,305,000  Province of Quebec,
                    5.00%, 7/17/09                                     1,325,675
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                18,490,746
(Cost $17,025,545)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.7%
         5,461,000  FNMA, 4.375%, 7/17/13(2)                           5,545,667
         5,700,000  FNMA, 5.375%, 6/12/17(2)(5)                        6,066,220
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               11,611,887
(Cost $10,921,762)                                               ---------------

MUNICIPAL SECURITIES - 0.2%
         1,477,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,425,556
                                                                 ---------------
(Cost $1,477,000)

TEMPORARY CASH INVESTMENTS - 2.9%
        19,804,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(6)                               19,804,000
                                                                 ---------------
(Cost $19,802,267)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 21.5%
         6,000,215  Bancaja US Debt, SAu, VRN,
                    5.29%, 1/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.05% with no caps                                 5,988,494
         4,999,650  BASF AG, VRN, 5.18%, 1/22/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                     4,991,300
         5,997,311  K2 (USA) LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           5,699,995
         5,997,378  Links Finance LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           5,699,672
         5,000,000  Merrill Lynch & Co., Inc., VRN,
                    4.42%, 1/2/08, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                            4,953,675

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,542,183  Morgan Stanley ABS Capital I,
                    Series 2007 NC4, Class A2A, VRN,
                    4.95%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                 4,399,451
         3,004,121  Nationwide Building Society, VRN,
                    5.16%, 3/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.13% with no caps                                 2,997,425
         4,997,292  Tango Finance Corp., VRN, 4.38%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           4,750,014
         6,000,000  Ulster Bank Ireland Ltd., VRN,
                    4.35%, 1/2/08                                      5,998,367

Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $30,007,367)                               30,000,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.45%, dated 12/31/07, due 1/2/08
(Delivery value $30,007,417)                                          30,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%,
dated 12/31/07, due 1/2/08
(Delivery value $39,394,817)                                          39,385,299
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        144,863,692
(Cost $145,923,450)                                              ---------------

TOTAL INVESTMENT SECURITIES - 129.9%                                 873,228,559
                                                                 ---------------
(Cost $863,425,782)

OTHER ASSETS AND LIABILITIES - (29.9)%                             (200,829,110)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  672,399,449
                                                                 ===============

FUTURES CONTRACTS
                                     Expiration   Underlying Face    Unrealized
Contracts Purchased                     Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
1,198 U.S. Treasury 2-Year Notes     March 2008    $251,879,500      $ (582,658)
  980 U.S. Treasury 5-Year Notes     March 2008     108,075,625       1,928,095
                                                  ------------------------------
                                                   $359,955,125      $1,345,437
                                                  ==============================

                                     Expiration   Underlying Face    Unrealized
Contracts Sold                          Date      Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
   281 U.S. Long Bond                March 2008    $ 32,701,375     $  (600,541)
   180 U.S. Treasury 10-Year Notes   March 2008     108,628,219      (1,772,206)
                                                  ------------------------------
                                                   $141,329,594     $(2,372,747)
                                                  ==============================

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$27,100,000     Pay quarterly a fixed rate equal   June 2012          $564,225
                to 0.35% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of one of the
                issues of Dow Jones CDX N.A.
                Investment Grade 8, par value
                of the proportional notional
                amount.
  1,450,000     Pay quarterly a fixed rate equal   September 2012         (791)
                to 0.35% multiplied by the
                notional amount and receive from
                Merrill Lynch International upon
                each default event of Computer
                Sciences Corp., par value of the
                proportional notional amount.
  1,100,000     Pay quarterly a fixed rate equal   September 2012       14,565
                to 0.36% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Whirlpool
                Corp., par value of the
                proportional notional amount.
  4,520,000     Pay quarterly a fixed rate equal   September 2012        5,494
                to 0.47% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
  6,000,000     Pay quarterly a fixed rate equal   September 2012       87,530
                to 0.63% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Morgan Stanley,
                par value of the proportional
                notional amount.
  6,000,000     Pay quarterly a fixed rate equal   September 2012      117,714
                to 1.32% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Bear Stearns
                Companies Inc. (The), par value
                of the proportional notional
                amount.
  2,750,000     Pay quarterly a fixed rate equal   December 2012        (4,649)
                to 0.40% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of FHLMC, par
                value of the proportional
                notional amount.
  3,000,000     Pay quarterly a fixed rate equal   December 2012         2,412
                to 0.70% multiplied by the
                notional amount and receive from
                Morgan Stanley Capital Services,
                Inc. upon each default event of
                Citigroup Inc., par value of the
                proportional notional amount.
  4,000,000     Pay quarterly a fixed rate equal   December 2012       (48,908)
                to 0.72% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of Barclays Bank
                plc, par value of the
                proportional notional amount.
  1,370,000     Pay quarterly a fixed rate equal   December 2012        (5,230)
                to 0.73% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of American
                International Group, Inc., par
                value of the proportional
                notional amount.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
  1,400,000     Pay quarterly a fixed rate equal   December 2012         7,749
                to 2.45% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of Toll Brothers
                Finance Corp., par value of the
                proportional notional amount.
  1,400,000     Pay quarterly a fixed rate equal   December 2012       (13,806)
                to 2.85% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Toll Brothers
                Finance Corp., par value of the
                proportional notional amount.
  7,600,000     Pay quarterly a fixed rate equal   March 2017           64,441
                to 0.12% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Pfizer Inc.,
                par value of the proportional
                notional amount.
  3,010,000     Pay quarterly a fixed rate equal   September 2017       26,034
                to 0.64% multiplied by the
                notional amount and receive from
                Deutsche Bank AG upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
                                                                     -----------
                                                                      $807,780
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at December 31, 2007, was
    $18,040,879, which represented 2.7% of total net assets.
(5) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was
    $153,132,590.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at June 30, 2007 was $156,093,484.

As of December 31, 2007, securities with an aggregate value of $16,149,681, which represented 2.4% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Trustees.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $863,574,354
                                                                 ===============
Gross tax appreciation of investments                              $ 13,066,826
Gross tax depreciation of investments                                (3,412,621)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,654,205
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 87.4%
AEROSPACE & DEFENSE - 1.1%
       $   400,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18(1)                              $     407,000
           350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13(2)                                   345,631
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     247,500
                                                                 ---------------
                                                                       1,000,131
                                                                 ---------------
AUTO COMPONENTS - 0.6%
           500,000  Tenneco Inc., 8.125%,
                    11/15/15 (Acquired 11/1/07,
                    Cost $500,000)(2)(3)                                 497,500
                                                                 ---------------
AUTOMOBILES - 1.6%
           500,000  Ford Motor Co., 7.45%,
                    7/16/31(1)                                           373,750
         1,300,000  General Motors Corp.,
                    8.375%, 7/15/33(2)                                 1,053,000
                                                                 ---------------
                                                                       1,426,750
                                                                 ---------------
CHEMICALS - 1.4%
           550,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                      596,750
           750,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 5/14/07,
                    Cost $757,500)(2)(3)                                 671,250
                                                                 ---------------
                                                                       1,268,000
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(1)                                   746,250
           750,000  Allied Waste North America, Inc.,
                    7.875%, 4/15/13(1)                                   770,625
           750,000  ARAMARK Corp.,
                    8.50%, 2/1/15(2)                                     763,125
           500,000  Cenveo Corp.,
                    7.875%, 12/1/13(2)                                   448,125
           700,000  Corrections Corp. of America,
                    6.25%, 3/15/13(1)                                    693,000
           750,000  Deluxe Corp., 7.375%, 6/1/15(1)                      750,000
                                                                 ---------------
                                                                       4,171,125
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
           675,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16
                    (Acquired 4/26/06-5/5/06,
                    Cost $693,594)(3)                                    695,250
                                                                 ---------------
CONTAINERS & PACKAGING - 2.6%
           500,000  Ball Corp., 6.875%, 12/15/12(2)                      510,000
           250,000  Ball Corp., 6.625%, 3/15/18                          248,750
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      235,000
         1,000,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(2)                                  925,000
           400,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%,
                    3/15/17(2)                                           388,500
                                                                 ---------------
                                                                       2,307,250
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 6.5%
         4,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T1,
                    7.625%, 6/29/12 (Acquired
                    4/11/07, Cost $3,935,000)(2)(3)                    3,885,000
         2,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, Series 8-T2, 6.75%,
                    6/29/12 (Acquired 4/11/07,
                    Cost $1,980,000)(3)                                1,955,000
                                                                 ---------------
                                                                       5,840,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.8%
           400,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      394,215
         1,600,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09(1)                                1,506,611
         1,100,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11(1)                                   953,532
         1,000,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11(1)                                   856,160
           750,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                    605,696
         1,000,000  KAR Holdings Inc., 8.75%, 5/1/14
                    (Acquired 4/13/07-9/25/07,
                    Cost $977,500)(1)(3)                                 925,000
                                                                 ---------------
                                                                       5,241,214
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.2%
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       316,469
           500,000  Embarq Corp., 7.08%, 6/1/16(1)                       516,003
           200,000  Intelsat Bermuda Ltd.,
                    9.25%, 6/15/16                                       202,000
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 252,500
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/15/15                                505,000
         1,000,000  MetroPCS Wireless, Inc.,
                    9.25%, 11/1/14                                       945,000
           550,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   551,375
           550,000  Qwest Corp., 7.875%, 9/1/11                          574,750
           750,000  Qwest Corp., 7.50%, 10/1/14(1)                       765,000
                                                                 ---------------
                                                                       4,628,097
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
           500,000  Edison Mission Energy,
                    7.00%, 5/15/17                                       493,750
           600,000  Energy Future Holdings Corp.,
                    10.875%, 11/1/17 (Acquired
                    10/24/07, Cost $607,500)(3)                          606,000
           750,000  Reliant Energy, Inc.,
                    7.625%, 6/15/14                                      746,250
                                                                 ---------------
                                                                       1,846,000
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           500,000  Baldor Electric Co.,
                    8.625%, 2/15/17(2)                                   517,500
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       487,500
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
           500,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      510,000
           750,000  Rite Aid Corp., 7.50%, 3/1/17                        664,688
           550,000  SUPERVALU INC., 7.50%,
                    11/15/14                                             566,500

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           250,000  Susser Holdings LLC, 10.625%,
                    12/15/13 (Acquired 10/30/07,
                    Cost $256,250)(3)                                    260,000
                                                                 ---------------
                                                                       2,001,188
                                                                 ---------------
FOOD PRODUCTS - 0.8%
           750,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        729,375
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
           650,000  Bausch & Lomb Inc., 9.875%,
                    11/1/15 (Acquired 10/16/07,
                    Cost $659,375)(2)(3)                                 661,375
           600,000  LVB Acquisition Merger Sub, Inc.,
                    10.00%, 10/15/17 (Acquired
                    10/5/07, Cost $616,500)(3)                           615,000
                                                                 ---------------
                                                                       1,276,375
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.4%
         1,400,000  Community Health Systems Inc.,
                    8.875%, 7/15/15(1)                                 1,433,250
           750,000  HCA Inc., 6.50%, 2/15/16(2)                          637,500
         1,250,000  HCA Inc., 9.25%, 11/15/16(1)                       1,315,625
           500,000  Omnicare Inc., 6.125%, 6/1/13                        467,500
           250,000  Omnicare Inc., 6.875%, 12/15/15                      233,750
           750,000  Sun Healthcare Group, Inc.,
                    9.125%, 4/15/15(2)                                   759,375
                                                                 ---------------
                                                                       4,847,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.7%
           600,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp., 9.50%,
                    10/15/10                                             570,000
            34,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       35,360
         1,000,000  MGM Mirage, 8.50%, 9/15/10(1)                      1,042,499
           300,000  MGM Mirage, 6.75%, 9/1/12                            293,625
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      406,000
           750,000  Pinnacle Entertainment Inc.,
                    7.50%, 6/15/15 (Acquired 6/5/07,
                    Cost $738,938)(2)(3)                                 684,375
           300,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       297,246
           300,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      292,805
           250,000  Six Flags Inc., 8.875%, 2/1/10(2)                    206,250
           500,000  Six Flags Inc., 9.75%, 4/15/13(2)                    377,500
           500,000  Station Casinos Inc., 6.875%,
                    3/1/16(2)                                            367,500
           750,000  Station Casinos Inc., 7.75%,
                    8/15/16(2)                                           680,625
           400,000  Tropicana Entertainment,
                    LLC/Tropicana Finance Corp.,
                    9.625%, 12/15/14(2)                                  256,000
           500,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp.,
                    6.625%, 12/1/14                                      493,750
                                                                 ---------------
                                                                       6,003,535
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
           500,000  KB Home, 6.375%, 8/15/11                             460,000
           750,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       720,000
                                                                 ---------------
                                                                       1,180,000
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.4%
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/1/03,
                    Cost $500,000)(1)(3)                                 524,375
           750,000  AES Corp. (The), 8.00%,
                    10/15/17 (Acquired 10/9/07-
                    10/10/07, Cost $756,250)(1)(3)                       770,625
                                                                 ---------------
                                                                       1,295,000
                                                                 ---------------
INSURANCE - 0.7%
           675,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 6/15/17(2)                                    664,875
                                                                 ---------------
IT SERVICES - 0.9%
           450,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      460,125
           350,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15(2)                                   359,625
                                                                 ---------------
                                                                         819,750
                                                                 ---------------
MACHINERY - 1.3%
           600,000  Rental Service Corp.,
                    9.50%, 12/1/14(2)                                    540,000
           650,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $650,000)(3)                                    663,813
                                                                 ---------------
                                                                       1,203,813
                                                                 ---------------
MEDIA - 9.0%
           200,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       195,000
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      312,375
           798,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15(2)                                   654,360
         1,000,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(1)(4)                                 936,250
           500,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09(1)                                   510,000
           250,000  CSC Holdings, Inc.,
                    6.75%, 4/15/12                                       240,313
           500,000  Dex Media Inc.,
                    8.00%, 11/15/13(1)                                   472,500
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13(1)                                           522,500
           500,000  EchoStar DBS Corp.,
                    6.375%, 10/1/11(1)                                   495,250
           750,000  Harland Clarke Holdings Corp.,
                    9.50%, 5/15/15                                       652,500
           250,000  Harland Clarke Holdings Corp.,
                    VRN, 9.62%, 2/15/08, resets
                    quarterly off the 3-month LIBOR
                    plus 4.75% with no caps                              210,625
         1,200,000  Idearc Inc., 8.00%, 11/15/16(1)                    1,106,999
           500,000  Mediacom LLC/Mediacom
                    Capital Corp., 9.50%, 1/15/13                        466,875
           800,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      504,000
           850,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      799,000
                                                                 ---------------
                                                                       8,078,547
                                                                 ---------------
METALS & MINING - 2.3%
           300,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15                             318,750
           950,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.375%, 4/1/17(1)                       1,021,250
           775,000  Tube City IMS Corp.,
                    9.75%, 2/1/15                                        701,375
                                                                 ---------------
                                                                       2,041,375
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.6%
           500,000  CMS Energy Corp.,
                    7.75%, 8/1/10(1)                                     527,206
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           500,000  Bon-Ton Stores, Inc. (The),
                    10.25%, 3/15/14(2)                                   380,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.4%
           500,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13(1)                                   518,750
           600,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(1)                                    613,500
           750,000  Cimarex Energy Co.,
                    7.125%, 5/1/17(1)                                    740,625
           650,000  Forest Oil Corp., 7.75%, 5/1/14(1)                   663,000
           400,000  Massey Energy Co.,
                    6.625%, 11/15/10(2)                                  393,000
           750,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     710,625
           800,000  OPTI Canada Inc., 7.875%,
                    12/15/14 (Acquired 6/25/07-
                    7/13/07, Cost $800,000)(1)(3)                        785,999
           520,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      541,642
           500,000  Peabody Energy Corp.,
                    7.375%, 11/1/16(2)                                   515,000
           500,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      510,000
           750,000  Sabine Pass LNG, L.P.,
                    7.50%, 11/30/16                                      720,000
           250,000  Tesoro Corp., 6.25%, 11/1/12                         251,250
           500,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      546,875
                                                                 ---------------
                                                                       7,510,266
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.4%
           300,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     291,750
           500,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15(2)                                    495,000
           150,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $150,000)(3)                                    146,625
            21,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        20,790
           650,000  NewPage Corp., 10.00%, 5/1/12
                    (Acquired 12/7/07-12/19/07,
                    Cost $655,000)(2)(3)                                 656,500
           500,000  Verso Paper Holdings LLC/Verso
                    Paper Inc., 9.125%, 8/1/14                           507,500
                                                                 ---------------
                                                                       2,118,165
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
           400,000  Host Marriott L.P.,
                    7.00%, 8/15/12(2)                                    402,000
           250,000  Host Marriott L.P., 6.75%, 6/1/16                    247,500
                                                                 ---------------
                                                                         649,500
                                                                 ---------------
ROAD & RAIL - 1.2%
           550,000  Hertz Corp., 8.875%, 1/1/14                          560,313
           500,000  Hertz Corp., 10.50%, 1/1/16(2)                       520,000
                                                                 ---------------
                                                                       1,080,313
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       237,500
           650,000  Asbury Automotive Group Inc.,
                    7.625%, 3/15/17(1)                                   578,500

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           350,000  Claire's Stores Inc., 9.25%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $350,000)(2)(3)                                 243,250
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Financing Corp., 7.50%,
                    12/15/13(1)                                          601,500
           650,000  GSC Holdings Corp.,
                    8.00%, 10/1/12(1)                                    680,063
           425,000  Michaels Stores, Inc.,
                    10.00%, 11/1/14(2)                                   405,875
           350,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     254,625
                                                                 ---------------
                                                                       3,001,313
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
           850,000  Hanesbrands Inc., VRN, 8.20%,
                    6/16/08, resets semiannually off
                    the 6-month LIBOR plus 3.375%
                    with no caps(1)                                      845,750
           625,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13(1)                                   606,250
                                                                 ---------------
                                                                       1,452,000
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
           675,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $690,500)(2)(3)                        600,750
           400,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        365,000
           271,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13(2)                    235,770
                                                                 ---------------
                                                                       1,201,520
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10                                       312,750
           300,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       291,000
                                                                 ---------------
                                                                         603,750
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 78,591,183
(Cost $81,700,168)                                               ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 3.0%
JPY                 KfW, VRN, 0.66%, 2/8/08, resets
                    quarterly off the 3-month
       302,000,000  JPY LIBOR minus 0.22% with no caps                 2,712,394
                                                                 ---------------
(Cost $2,483,751)

TEMPORARY CASH INVESTMENTS - 8.4%
         7,509,000  FHLB Discount Notes,
                    3.15%, 1/2/08(1)(5)                                7,509,000
                                                                 ---------------
(Cost $7,508,343)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 20.7%
         1,000,036  Bancaja US Debt, SAu, VRN,
                    5.29%, 1/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.05% with no caps                                   998,082

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           999,930  BASF AG, VRN, 5.18%, 1/22/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                       998,261
           999,552  K2 (USA) LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             950,000
           999,563  Links Finance LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             949,946
         1,000,000  Merrill Lynch & Co. Inc., VRN,
                    4.42%, 1/2/08, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                              990,735
           908,434  Morgan Stanley ABS Capital I,
                    Series 2007 NC4, Class A2A, VRN,
                    4.95%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                   879,888
         1,001,374  Nationwide Building Society, VRN,
                    5.16%, 3/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.13% with no caps                                   999,136
           999,458  Tango Finance Corp., VRN, 4.38%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             950,005
         1,000,000  Ulster Bank Ireland Ltd., VRN,
                    4.35%, 1/2/08                                        999,728

Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $3,750,921)                                 3,750,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.45%, dated 12/31/07, due 1/2/08
(Delivery value $3,750,927)                                            3,750,000

Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.35%, dated 12/31/07,
due 1/2/08 (Delivery value $2,408,428)                                 2,407,846
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         18,623,627
(Cost $18,816,193)                                               ---------------

TOTAL INVESTMENT SECURITIES - 119.5%                                 107,436,204
                                                                 ---------------
(Cost $110,508,455)

OTHER ASSETS AND LIABILITIES - (19.5)%                              (17,548,297)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  89,887,907
                                                                 ===============

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
90 U.S. Treasury 2-Year Notes     March 2008       $18,922,500          $4,016
                                                 ===============================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
45 U.S. Treasury 10-Year Notes    March 2008        $5,102,578        $(83,246)
                                                 ===============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount           Description of Agreement           Expiration Date  Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$5,100,000       Pay semiannually a fixed rate      June 2012          $82,770
                 equal to 1.25% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of one of the
                 issues of Dow Jones CDX Emerging
                 Markets 7, par value of the
                 proportional notional amount.
   750,000       Pay quarterly a fixed rate equal   December 2012       (9,170)
                 to 0.72% multiplied by the
                 notional amount and receive from
                 Deutsche Bank AG upon each
                 default event of Barclays Bank
                 plc, par value of the
                 proportional notional amount.
   250,000       Pay quarterly a fixed rate equal   December 2012        1,384
                 to 2.45% multiplied by the
                 notional amount and receive from
                 Bank of America N.A. upon each
                 default event of Toll Brothers
                 Finance Corp., par value of the
                 proportional notional amount.
   500,000       Pay quarterly a fixed rate equal   December 2012       (4,931)
                 to 2.85% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Toll Brothers
                 Finance Corp., par value of the
                 proportional notional amount.
                                                                      ----------
                                                                       $70,053
                                                                      ==========

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
JPY = Japanese Yen
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007 was $18,292,084.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007 was
    $15,847,687, which represented 17.6% of total net assets. None of the restricted securities were considered illiquid.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    December 31, 2007.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $2,849,951, which represented 3.2% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Trustees.

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                    $110,508,455
                                                                 ===============
Gross tax appreciation of investments                              $    805,531
Gross tax depreciation of investments                                (3,877,782)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (3,072,251)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 44.9%
     $   3,600,000  Allied Irish Banks N.A., 5.07%,
                    1/11/08 (Acquired 10/12/07,
                    Cost $3,553,863)(2)                           $    3,594,930
        15,000,000  Allied Irish Banks N.A., 5.29%,
                    3/12/08 (Acquired 9/12/07,
                    Cost $14,603,625)(2)                              14,843,652
         5,000,000  American Family Financial
                    Services, Inc., 4.70%, 1/7/08                      4,996,083
         9,000,000  American Family Financial
                    Services, Inc., 4.20%, 1/16/08                     8,984,250
        10,000,000  Amsterdam Funding Corp., 5.70%,
                    1/2/08 (Acquired 12/4/07,
                    Cost $9,954,083)(2)                                9,998,417
         7,000,000  Amsterdam Funding Corp., 5.65%,
                    2/1/08 (Acquired 12/6/07,
                    Cost $6,937,379)(2)                                6,965,943
        20,000,000  Barclays U.S. Funding LLC,
                    5.18%, 2/7/08                                     19,893,625
        20,000,000  Canadian Imperial Holdings,
                    5.04%, 3/3/08                                     19,826,572
        18,000,000  Cedar Springs Capital Co.,
                    5.14%, 1/7/08 (Acquired
                    11/1/07-11/8/07,
                    Cost $17,835,750)(2)                              17,984,567
         9,500,000  Cedar Springs Capital Co., 5.25%,
                    1/25/08 (Acquired 11/13/07,
                    Cost $9,398,865)(2)                                9,466,750
         5,300,000  Cedar Springs Capital Co., 5.05%,
                    2/15/08 (Acquired 11/5/07,
                    Cost $5,224,166)(2)                                5,266,544
         8,600,000  Chariot Funding LLC, 6.00%,
                    1/3/08 (Acquired 12/11/07,
                    Cost $8,567,033)(2)                                8,597,133
        17,000,000  Chariot Funding LLC, 4.90%,
                    1/24/08 (Acquired 10/24/07,
                    Cost $16,787,122)(2)                              16,946,781
         5,500,000  Chariot Funding LLC, 5.40%,
                    1/25/08 (Acquired 11/29/07,
                    Cost $5,452,975)(2)                                5,480,200
         3,000,000  Cobbler Funding Ltd./Cobbler
                    Funding LLC, 5.21%, 1/23/08
                    (Acquired 6/12/07,
                    Cost $2,903,181)(2)                                2,990,449
         5,300,000  Crown Point Capital Co., 4.95%,
                    1/7/08 (Acquired 11/1/07,
                    Cost $5,251,174)(2)                                5,295,628
        15,000,000  Crown Point Capital Co., 5.05%,
                    1/25/08 (Acquired 10/25/07,
                    Cost $14,806,417)(2)                              14,949,500
        10,000,000  Crown Point Capital Co., 5.90%,
                    2/5/08 (Acquired 9/14/07,
                    Cost $9,764,000)(2)                                9,942,639
         3,100,000  Crown Point Capital Co., 5.65%,
                    2/11/08 (Acquired 11/30/07,
                    Cost $3,064,483)(2)                                3,080,052
        10,000,000  Depfa Bank plc, 5.08%,
                    1/14/08 (Acquired 10/16/07,
                    Cost $9,873,000)(2)                                9,981,655
         8,800,000  Depfa Bank plc, 4.96%,
                    1/22/08 (Acquired 10/24/07,
                    Cost $8,690,833)(2)                                8,774,527
        11,400,000  Govco LLC, 5.50%, 1/31/08
                    (Acquired 12/5/07,
                    Cost $11,300,725)(2)                              11,347,750
        20,000,000  Govco LLC, 4.75%, 3/12/08
                    (Acquired 12/27/07,
                    Cost $19,799,444)(2)                              19,812,639
        11,800,000  ING (U.S.) Funding LLC,
                    5.44%, 1/8/08                                     11,787,518
        18,200,000  ING (U.S.) Funding LLC,
                    4.83%, 1/25/08                                    18,141,353
        14,003,000  Legacy Capital LLC, 5.20%,
                    1/7/08 (Acquired 7/10/07,
                    Cost $13,636,899)(2)                              13,990,865
         9,500,000  Legacy Capital LLC, 5.17%,
                    1/18/08 (Acquired 10/19/07,
                    Cost $9,375,848)(2)                                9,476,807
         3,175,000  Legacy Capital LLC, 5.12%,
                    1/25/08 (Acquired 10/23/07,
                    Cost $3,132,554)(2)                                3,164,163
         7,000,000  Legacy Capital LLC, 5.40%,
                    2/14/08 (Acquired 11/26/07,
                    Cost $6,916,000)(2)                                6,953,800

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        12,000,000  Lexington Parker Capital, 5.25%,
                    1/8/08 (Acquired 11/20/07,
                    Cost $11,914,250)(2)                              11,987,750
         1,350,000  Lexington Parker Capital, 5.40%,
                    1/14/08 (Acquired 9/26/07,
                    Cost $1,327,725)(2)                                1,347,368
        20,000,000  Lexington Parker Capital, 5.18%,
                    1/18/08 (Acquired 10/4/07-
                    11/13/07, Cost $19,751,622)(2)                    19,951,077
        12,000,000  Ranger Funding Co. LLC, 5.02%,
                    1/7/08 (Acquired 11/16/07,
                    Cost $11,912,987)(2)                              11,989,960
        11,431,000  Ranger Funding Co. LLC, 5.25%,
                    1/11/08 (Acquired 10/16/07-
                    11/27/07, Cost $11,328,502)(2)                    11,414,322
         6,691,000  Ranger Funding Co. LLC, 6.00%,
                    1/14/08 (Acquired 12/7/07,
                    Cost $6,648,624)(2)                                6,676,503
         3,080,000  Ranger Funding Co. LLC, 5.45%,
                    1/28/08 (Acquired 11/29/07,
                    Cost $3,052,023)(2)                                3,067,411
         5,000,000  Societe Generale, 5.08%, 1/15/08                   4,990,123
        15,000,000  Societe Generale, 4.75%, 4/4/08                   14,813,958
        10,000,000  Toronto Dominion Holdings,
                    5.16%, 2/11/08 (Acquired 8/8/07,
                    Cost $9,733,400)(2)                                9,941,233
        16,000,000  Tulip Funding Corp., 5.75%,
                    1/18/08 (Acquired 12/19/07,
                    Cost $15,923,333)(2)                              15,956,556
        10,000,000  Tulip Funding Corp., 4.85%,
                    2/6/08 (Acquired 11/13/07,
                    Cost $9,885,486)(2)                                9,951,500
         5,500,000  UBS Finance LLC, 4.83%, 1/7/08                     5,495,573
        15,000,000  UBS Finance LLC, 4.70%, 4/24/08                   14,776,988
        10,000,000  Variable Funding Capital Co. LLC,
                    5.60%, 1/4/08 (Acquired 12/3/07,
                    Cost $9,951,778)(2)                                9,995,333
         6,500,000  Variable Funding Capital Co. LLC,
                    5.40%, 1/16/08 (Acquired
                    11/29/07, Cost $6,453,200)(2)                      6,485,375
        10,000,000  Variable Funding Capital Co. LLC,
                    5.20%, 1/22/08 (Acquired
                    11/26/07, Cost $9,917,667)(2)                      9,969,667
         7,000,000  Variable Funding Capital Co. LLC,
                    5.05%, 2/20/08 (Acquired
                    10/12/07, Cost $6,871,365)(2)                      6,950,902
        20,000,000  Windmill Funding Corp., 5.55%,
                    1/2/08 (Acquired 12/3/07,
                    Cost $19,907,500)(2)                              19,996,916
        12,300,000  Windmill Funding Corp., 5.45%,
                    1/7/08 (Acquired 11/28/07,
                    Cost $12,225,517)(2)                              12,288,827
         7,000,000  Yorktown Capital, LLC, 5.12%,
                    1/9/08 (Acquired 10/12/07,
                    Cost $6,911,396)(2)                                6,992,036
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               517,574,170
                                                                 ---------------

MUNICIPAL SECURITIES - 21.4%
         5,100,000  Albany-Dougherty Inner City Auth.
                    Economic Development Rev.,
                    (Albany Hilton Garden Inn and
                    Conference Center), VRDN, 4.91%,
                    1/3/08 (LOC: SunTrust Bank)                        5,100,000
         4,945,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Rev., Series
                    2007 B, (Casa De Las Campanas,
                    Inc.), VRDN, 6.25%, 1/3/08
                    (RADIAN) (SBBPA: KBC Bank N.V.)                    4,945,000
           430,000  Board of Trustees of Morgan
                    County Memorial Hospital Rev.,
                    (Johnson County), VRDN, 5.03%,
                    1/3/08 (LOC: Fifth Third Bank)                       430,000
         1,500,000  Calexico Unified School District
                    COP, (Refinancing Project),
                    VRDN, 5.14%, 1/3/08 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        1,500,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,160,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 B, (Metrotile
                    Manufacturing), VRDN, 5.05%,
                    1/3/08 (LOC: Comerica Bank)                        1,160,000
         1,050,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2007 B, (Tobinworld),
                    VRDN, 5.05%, 1/3/08
                    (LOC: Comerica Bank)                               1,050,000
        17,000,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 5.17%, 3/4/08                      17,000,000
        16,000,000  Catholic Health Initiatives Rev.,
                    Series 2007 B, 4.85%, 5/2/08                      16,000,000
         2,160,000  City of Houston Higher Education
                    Finance Corp. Housing Rev.,
                    Series 2003 C, (Tierwester Oaks
                    & Richfield Manor), VRDN, 5.33%,
                    1/2/08 (LOC: Bank of New York)                     2,160,000
         1,570,000  City of Salinas Economic
                    Development Rev., Series 2007 B,
                    (Monterey County Public
                    Building), VRDN, 4.89%, 1/3/08
                    (LOC: Bank of New York)                            1,570,000
           365,000  Colorado Housing & Finance Auth.
                    Economic Development Rev.,
                    Series 2004 B, (Corey Building),
                    VRDN, 5.05%, 1/3/08
                    (LOC: Wells Fargo Bank N.A.)                         365,000
           520,000  Colorado Housing & Finance Auth.
                    Economic Development Rev.,
                    Series 2004 B, (Taxable POPIEL
                    Properties), VRDN, 5.03%, 1/3/08
                    (LOC: Guaranty Bank & Trust
                    and Wells Fargo Bank N.A.)                           520,000
         1,080,000  Colorado Housing & Finance Auth.
                    Economic Development Rev.,
                    Series 2005 B, (Closet Factory),
                    VRDN, 5.05%, 1/3/08 (LOC:
                    Colorado Business Bank and
                    Bank of New York)                                  1,080,000
         1,040,000  Colorado Housing & Finance Auth.
                    Economic Development Rev.,
                    Series 2007 B, (Monaco LLC),
                    VRDN, 5.05%, 1/2/08
                    (LOC: JPMorgan Chase Bank)                         1,040,000
         1,000,000  Columbus Development Auth. Rev.,
                    (CEDC/ICFORM Inc.), VRDN,
                    4.95%, 1/3/08 (LOC:
                    Columbus Bank & Trust)                             1,000,000
         2,000,000  Columbus Development Auth. Rev.,
                    (Columbus Park East), VRDN,
                    4.90%, 1/3/08 (LOC: Columbus
                    Bank & Trust)                                      2,000,000
         1,350,000  Columbus Development Auth. Rev.,
                    Series 2005 B, (Foundation
                    Properties, Inc., Student Housing),
                    VRDN, 4.91%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       1,350,000
         2,950,000  Columbus Development Auth. Rev.,
                    (1043 Partnership, LLP), VRDN,
                    4.90%, 1/3/08 (LOC: Columbus
                    Bank & Trust)                                      2,950,000
         8,500,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    4.90%, 1/2/08 (SBBPA:
                    Depfa Bank plc)                                    8,500,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 5.10%,
                    1/3/08 (LOC: LaSalle Bank N.A.)                    5,105,000
           630,000  Crawford Education Facilities
                    Corp. Rev., Series 2004 B,
                    (Refunding Taxable University
                    Package), VRDN, 4.95%, 1/3/08
                    (LOC: BNP Paribas)                                   630,000
         2,800,000  Fairfield Rev., Series 2005 A2,
                    VRDN, 4.85%, 1/3/08
                    (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     2,800,000
        12,500,000  Florida Housing Finance Corp.
                    Multifamily Mortgage Rev.,
                    Series 2007 G2, (Northbridge
                    Apartments), VRDN, 5.25%,
                    1/2/08 (LOC: Keybank N.A.)                        12,500,000
           400,000  Greenville Memorial Auditorium
                    District COP, Series 1996 C,
                    (BI-LO Center), VRDN, 5.19%,
                    1/2/08 (LOC: Bank of
                    America N.A.)                                        400,000
         1,215,000  Indiana Finance Auth. Rev.,
                    Series 2007 B, (Golden Years
                    Homestead and Great Lakes
                    Christian Homes), VRDN, 4.94%,
                    1/3/08 (LOC: Keybank N.A.)                         1,215,000
         7,000,000  Iowa Finance Auth. Multifamily
                    Housing Rev., Series 2007 B,
                    (Windsor on the River, LLC),
                    VRDN, 4.86%, 1/3/08
                    (LOC: Wells Fargo Bank N.A.)                       7,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        10,000,000  Kansas City Financing
                    Commission Tax Increment Rev.,
                    Series 2006 B, (Briarcliff West),
                    VRDN, 4.87%, 1/3/08 (LOC:
                    M&I Marshall & Isley Bank)                        10,000,000
         6,090,000  Kansas City Tax Increment Rev.,
                    Series 2003 B, (Chouteau
                    Development Company LLC),
                    VRDN, 4.85%, 1/3/08 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                       6,090,000
         8,100,000  Lower Colorado River Auth. Rev.,
                    Series 2007 A, 4.87%, 2/6/08                       8,100,000
         7,500,000  Mississippi Business Finance
                    Corp. Rev., Series 2005, (Future
                    Pipe Industries, Inc.), VRDN,
                    4.86%, 1/3/08 (LOC:
                    Mashreqbank and Bank of
                    New York)                                          7,500,000
         3,000,000  Mississippi Business Finance
                    Corp. Rev., Series 2006 R-1,
                    (Aurora Flight Sciences Corp.),
                    VRDN, 4.86%, 1/3/08 (LOC: FHLB)                    3,000,000
        10,000,000  Mississippi Business Finance
                    Corp. Rev., Series 2006 R-1,
                    (Brown Bottling Group, Inc.),
                    VRDN, 4.86%, 1/3/08 (LOC: FHLB)                   10,000,000
         2,120,000  Mississippi Business Finance
                    Corp. Rev., Series 2007 B, (Drury
                    Inns, Inc.), VRDN, 4.88%, 1/2/08
                    (LOC: Regions Bank)                                2,120,000
         2,845,000  Mobile Airport Auth. Rev.,
                    VRDN, 5.00%, 1/3/08
                    (LOC: Regions Bank)                                2,845,000
        12,870,000  Mobile Medical Clinic Board Rev.,
                    (Springhill Medical Complex, Inc.),
                    VRDN, 4.86%, 1/3/08
                    (LOC: Regions Bank)                               12,870,000
         7,345,000  Montebello COP, VRDN, 4.91%,
                    1/2/08 (LOC: Union Bank of
                    California N.A. and California State
                    Teacher's Retirement System)                       7,345,000
           280,000  Nebraska Investment Finance
                    Auth. Multifamily Rev., Series
                    2001 B, (Riverbend Apartments),
                    VRDN, 5.10%, 1/3/08
                    (LOC: LaSalle Bank N.A.)                             280,000
         1,350,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Accurate Box Co., Inc.),
                    VRDN, 4.90%, 3/3/08 (LOC:
                    SunBank N.A. and Wells Fargo
                    Bank N.A.)                                         1,350,000
         4,660,000  New Orleans Rev., VRDN, 5.10%,
                    1/3/08 (Ambac) (SBBPA:
                    JPMorgan Chase Bank)                               4,660,000
         1,765,000  North Carolina Medical Care
                    Commission Health Care Facilities
                    Rev., Series 2007 B, VRDN,
                    5.01%, 1/3/08 (LOC: RBS Citizens
                    Bank N.A.)                                         1,765,000
         3,000,000  Ogden City Redevelopment Ageny
                    Rev., Series 2005 C1, VRDN,
                    4.91%, 1/1/08 (LOC: Bank of
                    New York)                                          3,000,000
         1,200,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2005 B, (Friends of the Finger
                    Lakes Performing Arts Center, Inc.
                    Civic Facility), VRDN, 7.00%,
                    1/2/08 (LOC: RBS Citizens
                    Bank N.A.)                                         1,200,000
           315,000  Ontario County Industrial
                    Development Agency Rev.,
                    Series 2006 B, (CHF - Finger
                    Lakes, LLC Civic Facility), VRDN,
                    5.11%, 1/3/08 (LOC: RBS
                    Citizens Bank N.A.)                                  315,000
         1,300,000  Oregon Facilities Auth. Rev.,
                    Series 2002-1, (Hazelden
                    Springbrook), VRDN, 5.35%,
                    1/3/08 (LOC: Allied Irish Bank plc)                1,300,000
         2,000,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Regatta Bay Apartments), VRDN,
                    5.19%, 1/2/08 (LOC: FNMA)                          2,000,000
           400,000  Pasadena COP, (Los Robles
                    Avenue Parking Facilities), VRDN,
                    4.85%, 1/1/08 (LOC: Bank of
                    New York and California State
                    Teacher's Retirement System)                         400,000
        10,000,000  Pennsylvania Housing Finance
                    Agency Single Family Mortgage
                    Rev., Series 2007-97D, VRDN,
                    4.85%, 1/2/08 (SBBPA: Dexia
                    Credit Local)                                     10,000,000
        13,505,000  Phenix City Water and Sewer Rev.
                    Warrants, Series 2004 B, VRDN,
                    4.89%, 1/3/08 (XLCA)                              13,505,000
         3,330,000  Putnam Hospital Center Rev.,
                    VRDN, 5.05%, 1/2/08
                    (LOC: JPMorgan Chase Bank.)                        3,330,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,700,000  Southeast Alabama Gas District
                    Rev., (Lateral Project), VRDN,
                    4.86%, 1/3/08 (Ambac) (SBBPA:
                    AmSouth Bank of Alabama)
                    (Acquired 2/21/06,
                    Cost $3,700,000)(2)                                3,700,000
        10,330,000  Southeast Alabama Gas District
                    Rev., VRDN, 5.00%, 1/3/08 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                     10,330,000
         2,500,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners,
                    Inc.), VRDN, 4.95%, 1/3/08
                    (LOC: Bank of New York)                            2,500,000
         2,395,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners,
                    Inc.), VRDN, 4.95%, 1/3/08
                    (LOC: JPMorgan Chase Bank)                         2,395,000
           445,000  St. Louis County Industrial
                    Development Auth. Rev., Series
                    2005 B, (C.R. Metal Products),
                    VRDN, 5.03%, 1/3/08 (LOC:
                    M&I Marshall & Ilsley Bank)                          445,000
         1,880,000  Washington Economic
                    Development Finance Auth. Rev.,
                    Series 2006 G, (Wesmar
                    Company, Inc.), VRDN, 4.99%,
                    1/2/08 (LOC: U.S. Bank N.A.)                       1,880,000
         7,835,000  Washington Economic
                    Development Finance Auth. Rev.,
                    Series 2007 B, (Delta Marine
                    Industries, Inc.), VRDN, 5.01%,
                    1/3/08 (LOC: KeyBank, N.A.)                        7,835,000
         3,005,000  Washington Economic
                    Development Finance Auth. Rev.,
                    Series 2007 K, (Ocean Gold
                    Seafoods, Inc.), VRDN, 5.05%,
                    1/3/08 (LOC: Wells Fargo
                    Bank N.A.)                                         3,005,000
         2,500,000  West Covina Public Financing
                    Auth. Tax Allocation Rev., Series
                    1999, (Redevelopment Agency &
                    Sub-Lien), VRDN, 5.03%, 1/3/08
                    (LOC: Allied Irish Bank plc)                       2,500,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           246,935,000
                                                                 ---------------

CORPORATE BONDS - 19.5%
         3,500,000  Astin Redevelopment L.P., VRN,
                    4.86%, 1/3/08                                      3,500,000
        10,000,000  Bank of Scotland plc, 3.75%,
                    9/30/08 (Acquired 11/2/07,
                    Cost $9,922,400)(2)                                9,936,339
         5,000,000  Bank of Scotland plc (New York),
                    VRN, 5.34%, 1/9/08, resets
                    quarterly off the 3-month T-Bill
                    plus 0.10% with no caps                            5,000,000
        20,000,000  Berkshire Hathaway Finance
                    Corp., VRN, 5.30%, 1/11/08,
                    resets quarterly off the 3-month
                    LIBOR plus 0.05% with no caps                     20,000,533
        10,000,000  Berkshire Hathaway Finance
                    Corp., VRN, 4.94%, 2/19/08,
                    resets quarterly off the 3-month
                    T-Bill plus 0.06% with no caps                    10,000,516
        10,000,000  BNP Paribas, VRN, 4.85%, 2/7/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.03% with no caps                     9,993,742
         3,000,000  Castleton United Methodist
                    Church Inc., VRN, 4.96%, 1/2/08
                    (LOC: US Bank N.A.)                                3,000,000
         3,485,000  Christopher Place Inc., VRN,
                    4.96%, 1/3/08 (LOC: Fifth
                    Third Bank)                                        3,485,000
         3,730,000  Citigroup Inc., 3.50%, 2/1/08                      3,725,480
         2,315,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 4.90%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       2,315,000
         3,320,000  CPR Investments LLC, VRN,
                    4.90%, 1/3/08                                      3,320,000
         4,465,000  Crosspoint Community Church,
                    VRN, 4.91%, 1/3/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (LOC: AmSouth Bank)                                4,465,000
        16,750,000  Cunat Sheffield Heights LLC, VRN,
                    4.88%, 1/3/08                                     16,750,000
         6,135,000  Delos LLC, VRN, 4.91%, 1/3/08
                    (LOC: Fifth Third Bank)                            6,135,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,000,000  First Baptist Church of Opelika,
                    VRN, 4.86%, 1/3/08 (LOC: FHLB)                     4,000,000
         4,000,000  Fleet Financial Group, Inc.,
                    6.375%, 5/15/08                                    4,023,972
         1,745,000  Gastroenterology Associates LLC,
                    VRN, 5.00%, 1/3/08 (Acquired
                    7/16/07, Cost $1,745,000)(2)                       1,745,000
         2,070,000  Grace Community Church of
                    Amarillo, VRN, 4.86%, 1/3/08
                    (LOC: Wells Fargo Bank N.A.)                       2,070,000
         3,955,000  Green Island Country Club Inc.,
                    VRN, 4.90%, 1/3/08
                    (LOC: Columbus Bank & Trust)                       3,955,000
           375,000  Lakeshore Crossing Apartments,
                    Ltd., VRN, 5.01%, 1/3/08
                    (LOC: Wachovia Bank N.A.)                            375,000
         5,600,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking
                    Inc., VRN, 4.97%, 1/3/08
                    (LOC: FHLB)                                        5,600,000
        10,000,000  MBIA Global Funding LLC, VRN,
                    3.69%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.33%
                    with no caps (Acquired 4/11/07,
                    Cost $10,000,000)(2)                              10,000,000
        10,000,000  MBIA Global Funding LLC, VRN,
                    5.23%, 3/4/08, resets quarterly
                    off the 3-month T-Bill plus 0.10%
                    with no caps (Acquired 8/30/07,
                    Cost $10,000,000)(2)                              10,000,000
        13,000,000  MetLife Insurance Co. of
                    Connecticut, VRN, 5.28%, 1/2/08,
                    resets quarterly off the 3-month
                    LIBOR plus 0.05% with
                    no caps (Acquired 10/1/07,
                    Cost $13,000,000)(2)                              13,000,000
         2,400,000  Multimetco Inc., VRN, 4.93%,
                    1/3/08, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (LOC: AmSouth Bank)                        2,400,000
         7,000,000  Natixis, VRN, 4.41%, 1/2/08,
                    resets daily off the Federal Funds
                    Target Rate plus 0.16% with
                    no caps                                            7,000,000
         1,300,000  Royal Bank of Canada (New York),
                    VRN, 4.79%, 1/31/08, resets
                    monthly off the 1-month T-Bill
                    minus 0.06% with no caps                           1,299,514
         6,000,000  Rupert E. Phillips, VRN, 4.86%,
                    1/3/08 (LOC: FHLB)                                 6,000,000
         7,500,000  Salvation Army, Series 2003 A,
                    VRN, 4.95%, 1/3/08
                    (LOC: Bank of New York)                            7,500,000
         2,000,000  Salvation Army, Series 2004 A,
                    VRN, 4.95%, 1/3/08
                    (LOC: Bank of New York)                            2,000,000
         2,400,000  Santa Rosa Property Holding LLC,
                    VRN, 4.90%, 1/3/08                                 2,400,000
         3,710,000  Six Ten Properties LLC, VRN,
                    4.90%, 1/3/08 (LOC: Columbus
                    Bank & Trust)                                      3,710,000
         5,300,000  St. James United Methodist
                    Church, VRN, 5.00%, 1/3/08
                    (LOC: Regions Bank)                                5,300,000
         1,705,000  St. Mary's Congregation, VRN,
                    5.01%, 1/3/08 (LOC: M&I
                    Marshall & Isley Bank)                             1,705,000
         9,000,000  Toyota Motor Credit Corp.,
                    5.32%, 6/2/08                                      9,000,000
         5,000,000  Toyota Motor Credit Corp., VRN,
                    3.68%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                       5,000,000
         5,000,000  Toyota Motor Credit Corp., VRN,
                    3.68%, 1/2/08, resets weekly off
                    the 3-month T-Bill plus 0.32%
                    with no caps                                       5,000,000
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 4.92%, 2/1/08, resets
                    quarterly off the 3-month
                    LIBOR plus 0.06% with
                    no caps (Acquired 8/7/03,
                    Cost $9,000,000)(2)                                9,000,000
         1,220,000  U.S. Bank N.A., 6.30%,
                    7/15/08 (Acquired 10/29/07,
                    Cost $1,234,030)(2)                                1,230,743
                                                                 ---------------
TOTAL CORPORATE BONDS                                                224,940,839
                                                                 ---------------

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 11.5%
        20,000,000  American Express Centurion Bank,
                    5.07%, 2/27/08                                    20,000,000
        10,000,000  Branch Banking & Trust Co.,
                    5.35%, 4/23/08                                    10,000,000
        10,000,000  Canadian Imperial Bank of
                    Commerce (New York),
                    4.90%, 2/13/08                                    10,000,000
        17,000,000  M&I Marshall & Ilsley Bank,
                    4.80%, 2/11/08                                    17,000,000
        12,000,000  Natixis (New York),
                    5.17%, 2/19/08                                    12,001,112
         2,000,000  Natixis (New York), 5.24%, 5/2/08                  1,998,610
        11,000,000  Natixis (New York), 5.23%, 5/6/08                 11,003,330
        10,000,000  Royal Bank of Canada (New York),
                    4.63%, 5/7/08                                     10,001,047
        25,000,000  Royal Bank of Scotland
                    (New York), 5.10%, 1/4/08                         25,000,000
         6,000,000  Royal Bank of Scotland
                    (New York), 4.80%, 1/28/08                         6,000,000
        10,000,000  Svenska Handelsbanken
                    (New York), 5.00%, 7/9/08                         10,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        133,004,099
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.2%
        25,000,000  FHLB, 4.55%, 11/28/08                             25,000,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                1,147,454,108
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.5%                                    6,170,090
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,153,624,198
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31,
    2007, was $452,480,209, which represented 39.2% of total net assets.
    Restricted securities considered illiquid represent 1.9% of total net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 1,147,454,108
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 91.5%
     $   1,884,212  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                       $  1,978,718
         2,947,336  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                           2,936,286
         1,517,725  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)                          1,605,470
         1,149,622  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                          1,456,787
           552,824  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                               731,628
           606,165  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                               776,555
           382,173  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                               393,579
         1,142,428  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              1,219,364
         1,681,785  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             1,676,663
         1,080,351  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11(1)                           1,162,222
         1,052,570  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                          1,097,469
         1,411,920  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                          1,540,648
         3,088,710  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(1)                           3,202,124
         3,369,713  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                           3,650,612
         1,478,776  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)                          1,524,296
         1,696,035  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)                           1,752,350
           886,688  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                                916,406
         1,422,382  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                             1,428,494
         1,020,386  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                             1,040,395
         1,052,620  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                              1,080,581
         2,659,725  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16(1)                           2,837,179
         1,579,885  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(1)                          1,667,643
         2,142,064  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17                             2,311,923
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        37,987,392
(Cost $36,700,418)                                               ---------------

COMMERCIAL PAPER - 2.5%
         1,017,000  Rabobank USA Financial Corp.,
                    3.25%, 1/2/08(2)                                   1,016,908
                                                                 ---------------
(Cost $1,016,908)

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 2.2%
           500,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.21%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $500,000)(4)                                    482,066
           465,937  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2007 LLFA, Class A1, VRN,
                    5.33% 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps (Acquired
                    8/6/07, Cost $500,000)(4)                            448,344
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                     930,410
(Cost $965,937)                                                  ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
           500,000  PEFCO, 6.67%, 9/15/09                                525,691
                                                                 ---------------
(Cost $511,326)

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) - 0.9%
           350,000  PSNH Funding LLC, Series 2001-1,
                    Class A3 SEQ, 6.48%, 5/1/15                          365,629
                                                                 ---------------
(Cost $364,731)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.5%
JPY  25,000,000     KfW, VRN, 0.66%, 2/8/08,
                    resets quarterly off the 3-month
                    JPY LIBOR minus 0.22% with
                    no caps                                              223,903
                                                                 ---------------
(Cost $206,603)

TOTAL INVESTMENT SECURITIES - 98.9%                                   41,049,933
                                                                 ---------------
(Cost $39,765,923)

OTHER ASSETS AND LIABILITIES - 1.1%                                      451,817
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 41,501,750
                                                                 ===============

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
69 U.S. Treasury 2-Year Notes     March 2008       $14,507,250         $ 3,079
21 U.S. Treasury 5-Year Notes     March 2008         2,315,906          23,651
                                                 -------------------------------
                                                   $16,823,156         $26,730
                                                 ===============================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
21 U.S. Treasury 10-Year Notes    March 2008        $2,381,203        $(38,848)
                                                 ===============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$  160,000      Pay quarterly a fixed rate equal   December 2012      $   171
                to 0.40% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of FHLMC, par value
                of the proportional notional
                amount.
   300,000      Pay quarterly a fixed rate equal   December 2012         (381)
                to 0.70% multiplied by the
                notional amount and receive from
                Morgan Stanley Capital Services,
                Inc. upon each default event of
                Citigroup Inc., par value of the
                proportional notional amount.
    60,000      Pay quarterly a fixed rate equal   December 2012          200
                to 0.73% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of American
                International Group, Inc., par
                value of the proportional
                notional amount.
   250,000      Pay quarterly a fixed rate equal   December 2012       (2,030)
                to 2.45% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of Toll Brothers
                Finance Corp., par value of the
                proportional notional amount.
   400,000      Pay quarterly a fixed rate equal   September 2017      (2,105)
                to 0.69% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
---------------------------------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------------------------------
   800,000      Pay a fixed rate equal to 1.13%    January 2012        17,514
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination date
                with Barclays Bank plc.
 1,000,000      Pay a fixed rate equal to 1.31%    April 2017           8,969
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination date
                with Barclays Bank plc.
 1,900,000      Pay a fixed rate equal to 2.895%   December 2027          293
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination date
                with Barclays Bank plc.
                                                                     ------------
                                                                      $22,631
                                                                     ============

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
FHLMC = Federal Home Loan Mortgage Corporation
JPY = Japanese Yen
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
PEFCO = Private Export Funding Corporation
PSNH = Public Service New Hampshire
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) The rate indicated is the yield to maturity at purchase.
(3) Final maturity indicated, unless otherwise noted.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was $930,410, which represented 2.2% of total net assets.

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $39,918,477
                                                                 ===============
Gross tax appreciation of investments                               $ 1,319,537
Gross tax depreciation of investments                                  (188,081)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 1,131,456
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET SELECT BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 36.9%
AEROSPACE & DEFENSE - 2.2%
       $   315,000  BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired
                    3/21/06, Cost $305,566)(1)                       $   317,426
           313,000  Boeing Capital Corp.,
                    4.75%, 8/25/08                                       314,112
           316,000  General Dynamics Corp.,
                    3.00%, 5/15/08                                       314,196
           139,000  General Dynamics Corp.,
                    4.25%, 5/15/13                                       136,496
           370,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     366,300
            75,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                         77,836
           462,000  Raytheon Company,
                    5.50%, 11/15/12                                      481,542
            50,000  United Technologies Corp.,
                    6.35%, 3/1/11                                         53,278
                                                                 ---------------
                                                                       2,061,186
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           104,000  Johnson Controls, Inc.,
                    5.50%, 1/15/16                                       102,639
            63,000  Johnson Controls, Inc.,
                    6.00%, 1/15/36                                        60,247
                                                                 ---------------
                                                                         162,886
                                                                 ---------------
AUTOMOBILES - 0.4%
           315,000  DaimlerChrysler N.A. Holding
                    Corp., 5.75%, 5/18/09                                316,453
            25,000  DaimlerChrysler N.A. Holding
                    Corp., 8.50%, 1/18/31                                 31,620
                                                                 ---------------
                                                                         348,073
                                                                 ---------------
BEVERAGES - 0.9%
            15,000  Anheuser-Busch Companies, Inc.,
                    5.95%, 1/15/33                                        15,225
            25,000  Anheuser-Busch Companies, Inc.,
                    5.75%, 4/1/36                                         24,569
            40,000  Bottling Group LLC,
                    4.625%, 11/15/12                                      40,171
           125,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      128,312
           160,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        150,800
            98,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                       93,509
            10,000  PepsiCo, Inc., 5.15%, 5/15/12                         10,393
            45,000  PepsiCo, Inc., 4.65%, 2/15/13                         45,353
           285,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $284,798)(1)                                    298,390
                                                                 ---------------
                                                                         806,722
                                                                 ---------------
CAPITAL MARKETS - 1.7%
           115,000  Bank of New York Mellon Corp.
                    (The), 4.95%, 11/1/12                                115,121
            15,000  Credit Suisse Group Finance
                    (Guernsey) Ltd., 5.86%, 5/29/49                       13,451
            70,000  Deutsche Bank AG (London),
                    5.375%, 10/12/12                                      71,801
            10,000  Eaton Vance Corp.,
                    6.50%, 10/2/17                                        10,510
           402,000  Goldman Sachs Group, Inc. (The),
                    5.15%, 1/15/14                                       398,434
            25,000  Lehman Brothers Holdings Inc.,
                    4.80%, 3/13/14                                        23,298
            55,000  Lehman Brothers Holdings Inc.,
                    5.75%, 1/3/17                                         52,927
           110,000  Lehman Brothers Holdings Inc.,
                    5.875%, 11/15/17                                     106,594
            55,000  Lehman Brothers Holdings Inc.,
                    7.00%, 9/27/27                                        55,972
            20,000  Lehman Brothers Holdings Inc.,
                    6.875%, 7/17/37                                       19,614
            50,000  Mellon Bank N.A., 5.45%, 4/1/16                       49,102
           220,000  Merrill Lynch & Co., Inc.,
                    6.40%, 8/28/17                                       223,911

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            20,000  Merrill Lynch & Co., Inc.,
                    6.22%, 9/15/26                                        18,464
           110,000  Morgan Stanley, 6.25%, 8/9/26                        107,667
            80,000  Northern Trust Corp.,
                    5.30%, 8/29/11                                        81,702
           250,000  State Street Bank & Trust Co.,
                    5.30%, 1/15/16                                       243,543
                                                                 ---------------
                                                                       1,592,111
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
           422,000  Bank One Corp., 5.25%, 1/30/13                       421,223
           180,000  Barclays Bank plc, 5.93%,
                    12/15/49 (Acquired 9/20/07-
                    9/21/07, Cost $163,852)(1)                           167,770
            22,000  BB&T Corp., 4.90%, 6/30/17                            20,351
           114,000  Deutsche Bank Capital Funding
                    Trust VII, 5.63%, 1/19/49
                    (Acquired 5/9/06-9/21/07,
                    Cost $107,331)(1)                                    103,801
           250,000  M&I Marshall & Ilsley Bank,
                    5.15%, 2/22/12                                       246,056
           255,000  National Australia Bank Ltd.,
                    4.80%, 4/6/10 (Acquired
                    3/30/05, Cost $254,709)(1)                           259,090
            60,000  PNC Funding Corp.,
                    5.625%, 2/1/17                                        58,497
            75,000  U.S. Bank N.A., 4.80%, 4/15/15                        72,127
            93,000  UnionBanCal Corp.,
                    5.25%, 12/16/13                                       90,175
           380,000  Wachovia Corp., 5.35%, 3/15/11                       385,065
            25,000  Wells Fargo Bank N.A.,
                    5.75%, 5/16/16                                        25,406
           279,000  Zions Bancorporation,
                    5.50%, 11/16/15                                      262,054
                                                                 ---------------
                                                                       2,111,615
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
            70,000  Seagate Technology HDD Holdings,
                    6.80%, 10/1/16                                        68,600
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
            75,000  CRH America Inc.,
                    6.00%, 9/30/16                                        73,472
                                                                 ---------------
CONSUMER FINANCE - 0.3%
           285,000  SLM Corporation, 5.45%, 4/25/11                      262,464
            10,000  SLM Corporation,
                    5.375%, 1/15/13                                        8,955
            50,000  SLM Corporation,
                    5.375%, 5/15/14                                       44,512
                                                                 ---------------
                                                                         315,931
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
            30,000  Bank of America Corp.,
                    5.625%, 10/14/16                                      30,227
            55,000  Bank of America Corp.,
                    5.75%, 12/1/17                                        55,229
            20,000  Capmark Financial Group Inc.,
                    6.30%, 5/10/17 (Acquired 5/3/07,
                    Cost $19,968)(1)                                      14,933
            25,000  Citigroup Capital XXI,
                    8.30%, 12/21/57                                       26,179
           140,000  Citigroup Inc., 5.125%, 5/5/14                       136,792
            40,000  Citigroup Inc., 6.125%, 11/21/17                      41,164
           195,000  GMAC LLC, 6.00%, 12/15/11                            163,679
           425,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     420,321
           276,000  International Lease Finance Corp.,
                    4.75%, 1/13/12                                       272,521

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           197,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       196,468
                                                                 ---------------
                                                                       1,357,513
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
           159,000  AT&T Corp., 7.30%, 11/15/11                          172,423
           224,000  AT&T Corp., 8.00%, 11/15/31                          275,902
           160,000  AT&T Inc., 6.30%, 1/15/38                            163,110
            45,000  British Telecommunications plc,
                    9.125%, 12/15/30                                      59,730
            85,000  Deutsche Telekom International
                    Finance BV, 5.75%, 3/23/16                            85,218
           105,000  Embarq Corp., 6.74%, 6/1/13                          108,732
            80,000  Embarq Corp., 7.08%, 6/1/16                           82,560
            15,000  Embarq Corp., 8.00%, 3/1/36                           15,853
           125,000  France Telecom SA,
                    8.50%, 3/1/31                                        162,551
           210,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      227,637
            40,000  Sprint Capital Corp.,
                    6.90%, 5/1/19                                         39,812
            62,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                        70,074
           146,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       143,066
           175,000  Telecom Italia Capital SA,
                    6.20%, 7/18/11                                       179,994
           175,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       171,759
                                                                 ---------------
                                                                       1,958,421
                                                                 ---------------
ELECTRIC UTILITIES - 5.3%
            45,000  Bruce Mansfield Plant Units
                    1 & 2, 6.85%, 6/1/34                                  45,348
            60,000  Carolina Power & Light Co.,
                    6.50%, 7/15/12                                        63,922
            35,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                         34,770
           634,000  DTE Energy Co., 7.05%, 6/1/11                        673,739
           148,000  Duquesne Light Holdings, Inc.,
                    5.50%, 8/15/15                                       142,566
           153,000  Entergy Mississippi Inc.,
                    6.25%, 4/1/34                                        144,574
            25,000  Exelon Generation Co. LLC,
                    6.20%, 10/1/17                                        24,891
           100,000  Florida Power & Light Co.,
                    5.625%, 4/1/34                                        97,160
           469,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        472,356
           418,000  FPL Group Capital Inc.,
                    5.55%, 2/16/08                                       418,122
           339,000  Indiana Michigan Power Co.,
                    5.05%, 11/15/14                                      325,506
           156,020  Kiowa Power Partners LLC,
                    4.81%, 12/30/13 (Acquired
                    11/19/04, Cost $152,322)(1)                          156,494
           123,000  Kiowa Power Partners LLC,
                    5.74%, 3/30/21 (Acquired
                    11/19/04, Cost $123,000)(1)                          125,547
            30,000  MidAmerican Energy Holdings Co.,
                    5.95%, 5/15/37                                        29,198
            80,000  Monongahela Power Co., 5.70%,
                    3/15/17 (Acquired 9/13/06,
                    Cost $79,708)(1)                                      79,098
           272,000  Nevada Power Co.,
                    5.875%, 1/15/15                                      271,672
            90,000  Nevada Power Co.,
                    6.50%, 5/18/18                                        92,594
           160,000  Oncor Electric Delivery Co.,
                    6.375%, 1/15/15                                      164,050
           110,000  Oncor Electric Delivery Co.,
                    7.00%, 9/1/22                                        114,216
           371,000  PacifiCorp, 5.45%, 9/15/13                           374,782
            75,000  PacifiCorp, 5.75%, 4/1/37                             72,552
           373,000  PPL Electric Utilities Corp.,
                    4.30%, 6/1/13                                        351,305
            40,000  PPL Energy Supply LLC,
                    6.00%, 12/15/36                                       36,739
            45,000  Sierra Pacific Power Co.,
                    6.75%, 7/1/37                                         46,741
           235,000  Southern California Edison Co.,
                    5.00%, 1/15/16                                       229,998
            15,000  Southern California Edison Co.,
                    5.55%, 1/15/37                                        14,201
            25,000  Tampa Electric Co.,
                    6.15%, 5/15/37                                        24,541
           115,000  Toledo Edison Co.,
                    6.15%, 5/15/37                                       107,510

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           335,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                      331,585
                                                                 ---------------
                                                                       5,065,777
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
           268,000  Consolidated Natural Gas Co.,
                    5.00%, 12/1/14                                       258,001
            65,000  Pride International Inc.,
                    7.375%, 7/15/14                                       67,113
            10,000  Southern Natural Gas Co., 5.90%,
                    4/1/17 (Acquired 3/14/07,
                    Cost $9,983)(1)                                        9,886
                                                                 ---------------
                                                                         335,000
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            20,000  Costco Wholesale Corp.,
                    5.30%, 3/15/12                                        20,547
           113,000  CVS Caremark Corp.,
                    4.875%, 9/15/14                                      109,292
            80,000  CVS Caremark Corp.,
                    6.125%, 8/15/16                                       82,256
            20,000  Delhaize Group, 6.50%, 6/15/17                        20,496
            15,000  Kroger Co. (The), 6.40%, 8/15/17                      15,717
            35,000  Kroger Co. (The), 7.00%, 5/1/18                       37,731
            10,000  Kroger Co. (The),
                    6.80%, 12/15/18                                       10,655
                                                                 ---------------
                                                                         296,694
                                                                 ---------------
FOOD PRODUCTS - 0.9%
            85,000  General Mills, Inc.,
                    5.70%, 2/15/17                                        84,074
           473,000  Kellogg Co., 6.60%, 4/1/11                           501,584
            68,000  Kraft Foods Inc., 6.25%, 6/1/12                       70,709
            40,000  Kraft Foods Inc., 6.50%, 8/11/17                      41,456
            35,000  Kraft Foods Inc., 6.875%, 2/1/38                      36,454
            85,000  Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                        84,150
                                                                 ---------------
                                                                         818,427
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES(2)
            20,000  BNP Paribas, 5.19%, 6/29/49
                    (Acquired 9/21/07,
                    Cost $18,063)(1)                                      18,230
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
            10,000  Darden Restaurants, Inc.,
                    6.20%, 10/15/17                                       10,046
            60,000  Darden Restaurants, Inc.,
                    6.80%, 10/15/37                                       60,183
            40,000  Harrah's Operating Co. Inc.,
                    5.75%, 10/1/17                                        27,145
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       168,439
           215,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp., 6.625%,
                    12/1/14 (Acquired 11/1/07,
                    Cost $209,519)(1)                                    212,313
            75,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                      74,888
                                                                 ---------------
                                                                         553,014
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            45,000  Centex Corp., 7.875%, 2/1/11                          44,139
            95,000  Centex Corp., 5.45%, 8/15/12                          83,640
            15,000  D.R. Horton, Inc., 7.875%, 8/15/11                    14,228

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            65,000  D.R. Horton, Inc.,
                    5.375%, 6/15/12                                       56,418
           145,000  KB Home, 7.75%, 2/1/10                               134,850
           130,000  Lennar Corp., 5.95%, 10/17/11                        110,027
                                                                 ---------------
                                                                         443,302
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.3%
           399,000  Clorox Company, 4.20%, 1/15/10                       394,598
           745,000  Gillette Company (The),
                    2.50%, 6/1/08                                        738,329
            55,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                         55,513
                                                                 ---------------
                                                                       1,188,440
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           110,000  Siemens
                    Financieringsmaatschappij N.V.,
                    5.75%, 10/17/16 (Acquired
                    8/9/06, Cost $109,721)(1)                            112,354
                                                                 ---------------
INSURANCE - 0.9%
           745,000  Berkley (W.R.) Corp.,
                    9.875%, 5/15/08                                      756,581
            25,000  Progressive Corp. (The),
                    6.70%, 6/15/37                                        23,249
            40,000  Prudential Financial, Inc.,
                    5.70%, 12/14/36                                       35,587
            25,000  Prudential Financial, Inc.,
                    6.625%, 12/1/37                                       25,292
            20,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                        19,436
                                                                 ---------------
                                                                         860,145
                                                                 ---------------
IT SERVICES - 0.2%
            95,000  Fiserv, Inc., 6.125%, 11/20/12                        96,792
            95,000  Fiserv, Inc., 6.80%, 11/20/17                         97,357
                                                                 ---------------
                                                                         194,149
                                                                 ---------------
MACHINERY - 0.2%
           195,000  Case Corp., 7.25%, 1/15/16                           195,975
                                                                 ---------------
MEDIA - 2.1%
           180,000  Clear Channel Communications,
                    Inc., 6.25%, 3/15/11                                 163,015
           130,000  Comcast Corp., 6.30%, 11/15/17                       135,126
            40,000  Comcast Corp., 5.875%, 2/15/18                        39,955
            20,000  Comcast Corp., 6.95%, 8/15/37                         21,656
            65,000  News America Inc.,
                    6.40%, 12/15/35                                       65,972
             5,000  News America Inc., 6.15%, 3/1/37                       4,846
            65,000  News America Inc., 6.65%,
                    11/15/37 (Acquired 11/8/07-
                    11/13/07, Cost $64,968)(1)                            67,267
            20,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                        20,547
           345,000  Rogers Cable Inc.,
                    5.50%, 3/15/14                                       340,366
           125,000  TCI Communications, Inc.,
                    8.75%, 8/1/15                                        145,607
           600,000  Time Warner Entertainment Co.
                    L.P., 7.25%, 9/1/08                                  608,150
           105,000  Time Warner Entertainment Co.
                    L.P., 8.375%, 3/15/23                                123,960
            30,000  Time Warner Inc.,
                    6.625%, 5/15/29                                       29,619
            90,000  Viacom Inc., 5.75%, 4/30/11                           91,200

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            55,000  Viacom Inc., 6.625%, 5/15/11                          57,090
                                                                 ---------------
                                                                       1,914,376
                                                                 ---------------
METALS & MINING - 0.2%
           100,000  Alcoa Inc., 5.72%, 2/23/19                            98,498
            85,000  Alcoa Inc., 5.90%, 2/1/27                             80,485
                                                                 ---------------
                                                                         178,983
                                                                 ---------------
MULTI-UTILITIES - 2.8%
            15,000  AmerenUE, 6.40%, 6/15/17                              15,748
            25,000  CenterPoint Energy Houston
                    Electric LLC, 5.70%, 3/15/13                          25,267
            30,000  CenterPoint Energy Houston
                    Electric LLC, 6.95%, 3/15/33                          32,899
            10,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                                10,196
           313,000  CenterPoint Energy Transition
                    Bond Co. II, LLC, 5.17%, 8/1/19                      309,392
           110,000  CMS Energy Corp.,
                    6.875%, 12/15/15                                     111,823
            25,000  Consolidated Edison Co. of
                    New York, Inc., Series 2005 C,
                    5.375%, 12/15/15                                      24,945
            55,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16                                        55,339
            30,000  Consolidated Edison Co. of
                    New York, Inc., Series 2007 A,
                    6.30%, 8/15/37                                        31,122
           834,000  Consumers Energy Co.,
                    4.80%, 2/17/09                                       832,250
            80,000  NiSource Finance Corp.,
                    5.40%, 7/15/14                                        78,465
            25,000  Northern States Power Co.,
                    5.25%, 10/1/18                                        24,677
            45,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                         45,072
            20,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                         19,352
           115,000  Public Service Co. of Colorado,
                    5.50%, 4/1/14                                        116,144
           224,000  Public Service Electric & Gas Co.,
                    5.00%, 1/1/13                                        222,935
           145,000  Public Service Electric & Gas Co.,
                    5.70%, 12/1/36                                       140,269
           313,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        310,521
            50,000  Puget Sound Energy, Inc.,
                    6.27%, 3/15/37                                        49,251
            20,000  San Diego Gas & Electric Co.,
                    5.30%, 11/15/15                                       20,025
            15,000  San Diego Gas & Electric Co.,
                    6.125%, 9/15/37                                       15,347
            65,000  Tampa Electric Co.,
                    6.55%, 5/15/36                                        67,068
            85,000  XCEL Energy Inc., 6.50%, 7/1/36                       84,595
                                                                 ---------------
                                                                       2,642,702
                                                                 ---------------
MULTILINE RETAIL - 1.4%
           302,000  Federated Department Stores,
                    Inc., 6.30%, 4/1/09                                  304,406
            55,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12                                        53,636
            63,000  J.C. Penney Corp., Inc.,
                    6.875%, 10/15/15                                      64,844
            30,000  J.C. Penney Corp., Inc.,
                    7.95%, 4/1/17                                         32,537
            10,000  J.C. Penney Corp., Inc.,
                    5.75%, 2/15/18                                         9,411
            20,000  J.C. Penney Corp., Inc.,
                    6.375%, 10/15/36                                      17,927
            35,000  Kohl's Corp., 6.25%, 12/15/17                         35,231
            15,000  Macy's Retail Holdings Inc.,
                    7.00%, 2/15/28                                        14,100
             5,000  May Department Stores Co. (The),
                    6.65%, 7/15/24                                         4,630
            25,000  Nordstrom, Inc., 7.00%, 1/15/38                       25,843
           644,000  Target Corp., 5.40%, 10/1/08                         646,530
            50,000  Target Corp., 5.375%, 5/1/17                          48,957

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            45,000  Target Corp., 6.50%, 10/15/37                         45,379
                                                                 ---------------
                                                                       1,303,431
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.4%
            35,000  Amerada Hess Corp.,
                    7.125%, 3/15/33                                       38,642
           115,000  Anadarko Finance Co.,
                    7.50%, 5/1/31                                        129,673
            25,000  Apache Corp., 6.00%, 1/15/37                          24,880
            35,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                        34,849
            30,000  Canadian Natural Resources Ltd.,
                    6.45%, 6/30/33                                        30,617
            35,000  Canadian Natural Resources Ltd.,
                    6.25%, 3/15/38                                        34,312
            25,000  Devon Energy Corp.,
                    7.95%, 4/15/32                                        30,687
            40,000  El Paso Corp., 7.00%, 6/15/17                         40,241
             5,000  EnCana Corp., 6.625%, 8/15/37                          5,225
            40,000  EnCana Corp., 6.50%, 2/1/38                           41,474
           105,000  EnCana Holdings Finance Corp.,
                    5.80%, 5/1/14                                        107,730
           125,000  Kinder Morgan Energy Partners
                    L.P., 7.30%, 8/15/33                                 133,391
           300,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        298,023
            10,000  Marathon Oil Corp.,
                    6.60%, 10/1/37                                        10,462
           138,000  Nexen Inc., 5.875%, 3/10/35                          130,452
            20,000  Pemex Project Funding Master
                    Trust, 6.625%, 6/15/35 (Acquired
                    10/17/07, Cost $20,739)(1)                            21,181
           125,000  Petro-Canada, 5.95%, 5/15/35                         120,944
           210,000  Pioneer Natural Resources Co.,
                    6.875%, 5/1/18                                       204,125
            35,000  Suncor Energy Inc.,
                    6.50%, 6/15/38                                        37,551
            75,000  Sunoco Inc., 5.75%, 1/15/17                           74,660
           107,000  Talisman Energy Inc.,
                    5.85%, 2/1/37                                        100,380
           220,000  Tesoro Corp., 6.25%, 11/1/12                         221,100
           200,000  Tesoro Corp., 6.50%, 6/1/17                          199,000
            20,000  Valero Energy Corp.,
                    6.125%, 6/15/17                                       20,362
            55,000  Valero Energy Corp.,
                    6.625%, 6/15/37                                       55,569
            30,000  XTO Energy Inc., 5.30%, 6/30/15                       29,910
            20,000  XTO Energy Inc., 6.75%, 8/1/37                        21,524
                                                                 ---------------
                                                                       2,196,964
                                                                 ---------------
PAPER & FOREST PRODUCTS(2)
            20,000  Weyerhaeuser Co.,
                    6.875%, 12/15/33                                      18,754
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           186,000  Abbott Laboratories,
                    3.75%, 3/15/11                                       182,528
             5,000  Bristol-Myers Squibb Co.,
                    5.875%, 11/15/36                                       4,986
            60,000  Wyeth, 5.95%, 4/1/37                                  60,367
                                                                 ---------------
                                                                         247,881
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.7%
            50,000  AvalonBay Communities Inc.,
                    5.50%, 1/15/12                                        49,952
            35,000  BRE Properties, Inc.,
                    5.50%, 3/15/17                                        34,136
           231,000  Developers Diversified Realty
                    Corp., 5.375%, 10/15/12                              224,813
            80,000  Duke Realty L.P., 5.95%, 2/15/17                      77,581
            15,000  HCP, Inc., 6.70%, 1/30/18                             14,680
            35,000  Health Care Property Investors,
                    Inc., 6.00%, 1/30/17                                  33,016

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           242,000  iStar Financial Inc., 5.15%, 3/1/12                  209,329
           241,000  ProLogis, 5.50%, 3/1/13                              238,429
           150,000  ProLogis, 5.75%, 4/1/16                              141,022
           255,000  Simon Property Group L.P.,
                    5.375%, 6/1/11                                       251,968
            85,000  Simon Property Group L.P.,
                    5.60%, 9/1/11                                         85,347
           190,000  Simon Property Group L.P.,
                    6.10%, 5/1/16                                        188,091
                                                                 ---------------
                                                                       1,548,364
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.6%
            35,000  Colonial Realty L.P.,
                    6.05%, 9/1/16                                         32,516
            91,000  ERP Operating L.P.,
                    5.25%, 9/15/14                                        86,826
            40,000  ERP Operating L.P.,
                    5.75%, 6/15/17                                        38,158
           440,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $438,627)(1)                                    410,935
                                                                 ---------------
                                                                         568,435
                                                                 ---------------
ROAD & RAIL - 1.6%
           471,000  Burlington Northern Santa Fe
                    Corp., 6.125%, 3/15/09                               477,346
            35,000  Burlington Northern Santa Fe
                    Corp., 6.15%, 5/1/37                                  34,138
            15,000  Canadian National Railway Co.,
                    5.85%, 11/15/17                                       15,190
            25,000  Canadian Pacific Railway Co.,
                    5.95%, 5/15/37                                        22,612
            30,000  CSX Corp., 5.60%, 5/1/17                              28,932
            55,000  CSX Corp., 6.25%, 3/15/18                             55,384
            98,000  Union Pacific Corp.,
                    3.875%, 2/15/09                                       97,191
           671,000  Union Pacific Corp.,
                    7.375%, 9/15/09                                      707,757
            55,000  Union Pacific Corp.,
                    5.65%, 5/1/17                                         54,388
            35,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                       34,932
                                                                 ---------------
                                                                       1,527,870
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
           365,000  Home Depot, Inc. (The),
                    5.875%, 12/16/36                                     308,995
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
            55,000  Countrywide Financial Corp.,
                    5.80%, 6/7/12                                         40,214
            20,000  Countrywide Home Loans Inc.,
                    4.125%, 9/15/09                                       14,676
            90,000  Residential Capital Corp.,
                    6.00%, 2/22/11                                        56,475
                                                                 ---------------
                                                                         111,365
                                                                 ---------------
TOBACCO - 0.3%
           190,000  Reynolds American Inc.,
                    7.625%, 6/1/16                                       202,919
            20,000  Reynolds American Inc.,
                    6.75%, 6/15/17                                        20,470
            20,000  Reynolds American Inc.,
                    7.25%, 6/15/37                                        20,314
                                                                 ---------------
                                                                         243,703
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
           160,000  Cingular Wireless LLC,
                    7.125%, 12/15/31                                     177,112

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            65,000  Rogers Wireless Inc.,
                    6.375%, 3/1/14                                        67,045
           350,000  Vodafone Group plc,
                    5.50%, 6/15/11                                       353,989
                                                                 ---------------
                                                                         598,146
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 34,348,006
(Cost $34,688,996)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 30.6%
           663,858  FHLMC, 4.50%, 5/1/19                                 652,714
           297,435  FHLMC, 5.00%, 10/1/19                                298,023
           868,976  FHLMC, 5.00%, 11/1/19                                870,693
           121,503  FHLMC, 5.50%, 11/1/19                                123,105
            62,572  FHLMC, 5.50%, 11/1/19                                 63,397
            89,309  FHLMC, 5.50%, 11/1/19                                 90,486
            92,243  FHLMC, 5.50%, 11/1/19                                 93,459
            81,529  FHLMC, 5.50%, 11/1/19                                 82,604
            78,282  FHLMC, 5.50%, 12/1/19                                 79,314
            58,937  FHLMC, 5.00%, 2/1/20                                  59,004
            26,194  FHLMC, 5.00%, 2/1/20                                  26,223
           131,421  FHLMC, 5.50%, 3/1/20                                 133,065
           327,148  FHLMC, 5.50%, 3/1/20                                 331,238
           155,443  FHLMC, 5.50%, 3/1/20                                 157,386
            31,368  FHLMC, 5.00%, 5/1/20                                  31,403
            89,736  FHLMC, 5.00%, 5/1/20                                  89,838
           175,117  FHLMC, 5.00%, 5/1/20                                 175,316
           134,713  FHLMC, 4.00%, 10/1/20                                129,155
           500,859  FHLMC, 5.50%, 6/1/35                                 500,098
         1,981,175  FHLMC, 5.00%, 11/1/35                              1,934,596
           310,871  FNMA, 5.32%, 4/1/14                                  320,370
           476,882  FNMA, 5.17%, 1/1/16                                  485,376
         1,118,428  FNMA, 5.29%, 4/1/16                                1,146,438
           253,000  FNMA, 5.38%, 1/1/17                                  259,506
           138,241  FNMA, 4.00%, 6/1/19                                  132,642
         1,029,206  FNMA, 4.50%, 6/1/19                                1,012,578
           900,074  FNMA, 4.50%, 8/1/19                                  885,532
            93,781  FNMA, 6.00%, 10/1/19                                  96,018
           112,883  FNMA, 4.50%, 12/1/19                                 111,059
           181,328  FNMA, 5.00%, 3/1/20                                  181,534
           187,457  FNMA, 5.00%, 3/1/20                                  187,832
           145,530  FNMA, 5.00%, 4/1/20                                  145,695
           372,143  FNMA, 5.00%, 5/1/20                                  372,566
           208,342  FNMA, 5.00%, 5/1/20                                  208,579
            46,212  FNMA, 5.00%, 5/1/20                                   46,264
           517,376  FNMA, 4.50%, 7/1/20                                  508,879
           437,189  FNMA, 5.50%, 9/1/34                                  437,281
           780,330  FNMA, 6.00%, 10/1/34                                 793,606
           564,365  FNMA, 6.00%, 11/1/34                                 573,967
            58,749  FNMA, 5.50%, 3/1/35                                   58,723
            87,235  FNMA, 5.50%, 3/1/35                                   87,195
            43,372  FNMA, 5.50%, 3/1/35                                   43,352
           301,398  FNMA, 5.50%, 3/1/35                                  301,261
           345,936  FNMA, 5.50%, 3/1/35                                  345,779
           419,297  FNMA, 5.00%, 4/1/35                                  409,414
            40,689  FNMA, 6.00%, 5/1/35                                   41,348

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            45,262  FNMA, 6.00%, 6/1/35                                   45,996
            10,028  FNMA, 6.00%, 6/1/35                                   10,190
         1,393,642  FNMA, 5.00%, 7/1/35                                1,360,793
           269,207  FNMA, 5.50%, 7/1/35                                  269,085
           256,859  FNMA, 6.00%, 7/1/35                                  261,023
           433,744  FNMA, 5.50%, 8/1/35                                  433,547
           306,912  FNMA, 5.50%, 9/1/35                                  306,773
           294,153  FNMA, 5.50%, 9/1/35                                  294,020
           126,541  FNMA, 5.50%, 9/1/35                                  126,484
           523,373  FNMA, 5.50%, 9/1/35                                  523,136
           592,808  FNMA, 5.50%, 9/1/35                                  592,540
           480,396  FNMA, 5.00%, 10/1/35                                 469,073
         1,211,073  FNMA, 5.50%, 10/1/35                               1,210,525
           196,095  FNMA, 6.00%, 10/1/35                                 199,274
           464,974  FNMA, 5.50%, 11/1/35                                 464,763
         1,789,838  FNMA, 5.50%, 11/1/35                               1,789,028
           251,611  FNMA, 6.50%, 11/1/35                                 258,989
           222,656  FNMA, 6.50%, 4/1/36                                  228,935
           478,536  FNMA, 6.00%, 9/1/36                                  486,121
           511,844  FNMA, 6.50%, 7/1/37                                  526,222
         1,488,555  FNMA, 6.50%, 8/1/37                                1,530,371
         1,023,148  FNMA, 6.50%, 8/1/37                                1,051,891
           666,557  FNMA, 6.50%, 8/1/37                                  685,282
           122,027  GNMA, 5.50%, 2/15/32                                 123,076
           197,190  GNMA, 5.50%, 2/15/32                                 198,885
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            28,559,933
(Cost $28,480,342)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 15.4%
         6,847,068  Asset Securitization Corp., Series
                    1997 D5, Class PS1, STRIPS -
                    COUPON, VRN, 1.60%, 1/11/08                          295,383
           164,303  Banc of America Alternative Loan
                    Trust, Series 2006-3, Class 1CB1,
                    6.00%, 4/25/36                                       164,448
           193,722  Banc of America Alternative Loan
                    Trust, Series 2006-4, Class 4CB1,
                    6.50%, 5/25/46                                       196,146
           225,000  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2007-3, Class A4,
                    5.84%, 5/10/17                                       230,473
           563,000  Banc of America Mortgage
                    Securities, Series 2004 G,
                    Class 2A6, 4.66%, 8/25/34                            562,486
         1,417,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2004-4,
                    Class A6, 3.51%, 6/25/34                           1,399,568
           234,445  Chase Manhattan Auto Owner
                    Trust, Series 2004 A, Class
                    A4 SEQ, 2.83%, 9/15/10                               233,558
           201,882  Chase Manhattan Auto Owner
                    Trust, Series 2005 A, Class
                    A3 SEQ, 3.87%, 6/15/09                               201,155
           500,000  Citigroup Commercial Mortgage
                    Trust STRIPS - COUPON,
                    Series 2007 C6, Class A4,
                    5.89%, 6/10/17                                       515,144
           118,989  Citigroup Mortgage Loan
                    Trust Inc., Series 2005-1,
                    Class 3A1 SEQ, 6.50%, 4/25/35                        120,672
           242,315  Credit Suisse Mortgage Capital
                    Certificates, Series 2007-5,
                    Class 3A19, 6.00%, 8/25/37                           241,504

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           447,000  Criimi Mae Commercial Mortgage
                    Trust, Series 1998 C1, Class B,
                    7.00%, 6/2/33 (Acquired 3/9/99,
                    Cost $354,178)(1)                                    447,000
         5,969,620  DLJ Commercial Mortgage Corp.,
                    Series 1998 CF1, Class S,
                    STRIPS - COUPON, VRN,
                    0.79%, 1/1/08                                        104,134
         2,403,096  DLJ Mortgage Acceptance Corp.,
                    Series 1997 CF2, Class S,
                    STRIPS - COUPON, VRN, 0.68%,
                    1/1/08 (Acquired 1/22/98-
                    2/25/98, Cost $65,029)(1)                             77,586
           249,958  FHLMC, Series 3065, Class TN,
                    4.50%, 10/15/33                                      247,256
           910,339  FHLMC, Series K001, Class A2,
                    5.65%, 4/25/16                                       934,540
           423,160  First Horizon Alternative Mortgage
                    Securities, Series 2004 FA1,
                    Class 1A1 SEQ, 6.25%, 10/25/34                       423,510
            35,698  First Union-Lehman Brothers
                    Commercial Mortgage Trust II,
                    Series 1997 C2, Class B,
                    6.79%, 11/18/29                                       35,751
         1,254,000  FNMA, Alternative Credit
                    Enhancement Structures,
                    Series 2006 M1, Class C SEQ,
                    5.36%, 3/1/36                                      1,275,199
           611,333  FNMA, Final Maturity Amortizing
                    Notes, Series 2004-1, Class 1,
                    4.45%, 8/25/12                                       610,279
           796,761  FNMA, Series 2002 W4, Class
                    A4 SEQ, 6.25%, 5/25/42                               827,395
           182,336  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.34%, 1/7/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/15/06,
                    Cost $182,336)(1)                                    177,109
           614,000  GS Mortgage Securities Corp. II,
                    Series 2006 GG8, Class A4 SEQ,
                    5.56%, 11/10/39                                      624,722
           380,739  Merrill Lynch Alternative Note
                    Asset, Series 2007 A1, Class A2A,
                    VRN, 4.93%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps                              373,971
           218,000  Merrill Lynch/Countrywide
                    Commercial Mortgage Trust,
                    Series 2007-7, Class A4 SEQ,
                    5.75%, 6/12/50                                       224,398
           298,000  RMF Commercial Mortgage
                    Pass-Through Certificates,
                    Series 1997-1, Class F, 7.47%,
                    1/15/19 (Acquired 11/24/97,
                    Cost $291,617)(1)                                    155,789
           326,030  TBW Mortgage Backed
                    Pass-Through Certificates,
                    Series 2007-1, Class A1, VRN,
                    4.95%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   323,896
           779,407  Thornburg Mortgage Securities
                    Trust, Series 2006-1, Class A3,
                    VRN, 5.03%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.17% with a cap of 11.00%                      754,222
           229,791  Thornburg Mortgage Securities
                    Trust, Series 2007-1, Class A1,
                    VRN, 4.97%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps                              221,923
           363,134  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,                   358,190
                    Class A SEQ, 3.83%,
                    1/25/35 (Acquired 2/3/06,
                    Cost $351,771)(1)
           301,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2003 AR10, Class A6,
                    4.08%, 10/25/33                                      299,288
           150,103  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2006-6, Class 4A,
                    6.70%, 11/25/34                                      153,270
           829,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A6, 4.00%, 8/25/34                             823,968
           332,743  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2005-7,
                    Class A1, 5.25%, 9/25/35                             327,866

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           362,083  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2005-11,
                    Class 1A1, 5.50%, 11/25/35                           357,965
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  14,319,764
(Cost $14,264,840)                                               ---------------

U.S. TREASURY SECURITIES - 9.3%
           490,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37                                       512,969
           483,854  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17                               522,223
         1,674,000  U.S. Treasury Notes,
                    3.125%, 11/30/09                                   1,676,536
         3,370,000  U.S. Treasury Notes,
                    3.375%, 11/30/12(4)                                3,359,735
         2,585,000  U.S. Treasury Notes,
                    4.25%, 11/15/17(4)                                 2,630,845
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         8,702,308
(Cost $8,649,236)                                                ---------------

ASSET-BACKED SECURITIES(3) - 3.6%
         2,242,000  AEP Texas Central Transition
                    Funding II LLC, Series 2006 A-5,
                    5.31%, 6/14/19                                     2,149,975
           333,085  Banc of America Funding Corp.,
                    Series 2007-1, Class TA1A, VRN,
                    4.92%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   322,181
           384,427  Banc of America Funding Corp.,
                    Series 2007-4, Class TA1A SEQ,
                    VRN, 4.95%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps                              380,935
           141,596  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2005-31, Class 2A1,
                    5.50%, 1/25/36                                       141,233
           200,322  Massachusetts RRB Special
                    Purpose Trust WMECO-1, Series
                    2001-1, Class A, 6.53%, 6/1/15                       210,787
           160,794  Mid-State Trust, Series 1997-6,
                    Class A3 SEQ, 7.54%, 7/1/35                          171,473
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          3,376,584
(Cost $3,479,239)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.4%
JPY     64,300,000  Government of Japan,
                    0.70%, 10/15/08                                      577,609
          $456,688  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                      462,859
           260,000  United Mexican States,
                    5.625%, 1/15/17                                      264,160
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 1,304,628
(Cost $1,289,763)                                                ---------------

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
           559,000  Housing Urban Development,
                    6.08%, 8/1/13                                        598,055
           745,000  TVA STRIPS - PRINCIPAL, VRN,
                    0.00%, 4/15/12(5)                                    646,881
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,244,936
(Cost $1,207,464)                                                ---------------

COMMERCIAL PAPER - 1.1%
         1,000,000  General Electric Capital Corp.,
                    3.25%, 1/2/08(6)                                     999,693
                                                                 ---------------
(Cost $999,910)

TEMPORARY CASH INVESTMENTS - 0.1%
           100,000  FHLB Discount Notes,
                    4.20%, 2/29/08(6)                                     99,340
                                                                 ---------------
(Cost $99,312)

TOTAL INVESTMENT SECURITIES - 99.7%                                   92,955,192
                                                                 ---------------
(Cost $93,159,102)

OTHER ASSETS AND LIABILITIES - 0.3%                                      304,594
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $93,259,786
                                                                 ===============

FUTURES CONTRACTS
                                  EXPIRATION     UNDERLYING FACE     UNREALIZED
CONTRACTS PURCHASED                  DATE        AMOUNT AT VALUE     GAIN (LOSS)
--------------------------------------------------------------------------------
49  U.S. Treasury 5-Year Notes    March 2008       $5,403,781          $11,333
                                                 ===============================

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
JPY = Japanese Yen
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
WMECO = Western Massachusetts Electric Company
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was
    $3,590,389, which represented 3.8% of total net assets.
(2) Industry is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for futures contracts.
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    December 31, 2007.
(6) The rate indicated is the yield to maturity at purchase.

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $93,180,774
                                                                 ===============
Gross tax appreciation of investments                               $   911,490
Gross tax depreciation of investments                                (1,137,072)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  (225,582)
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET HIGH-YIELD BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 93.7%
AEROSPACE & DEFENSE - 1.7%
      $    382,000  Bombardier Inc., 8.00%, 11/15/14
                    (Acquired 11/10/06-7/30/07,
                    Cost $378,250)(1)                               $    401,100
           360,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18                                       366,300
           655,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                      673,832
         1,085,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                   1,074,150
                                                                 ---------------
                                                                       2,515,382
                                                                 ---------------
AUTO COMPONENTS - 2.3%
           492,000  American Axle & Manufacturing
                    Inc., 7.875%, 3/1/17                                 446,490
           360,000  Cooper Tire & Rubber Co.,
                    8.00%, 12/15/19                                      335,700
           215,000  Goodyear Tire & Rubber Co.
                    (The), 8.625%, 12/1/11                               225,213
           182,000  Lear Corp., 8.50%, 12/1/13                           170,170
           480,000  Lear Corp., 8.75%, 12/1/16                           439,200
           140,000  Tenneco Inc., 8.125%, 11/15/15
                    (Acquired 11/1/07,
                    Cost $140,000)(1)                                    139,300
           600,000  TRW Automotive Inc., 7.25%,
                    3/15/17 (Acquired 3/14/07,
                    Cost $589,620)(1)                                    541,500
         1,180,000  Visteon Corp., 8.25%, 8/1/10                       1,050,200
                                                                 ---------------
                                                                       3,347,773
                                                                 ---------------
AUTOMOBILES - 1.6%
         1,090,000  Ford Motor Co., 7.45%, 7/16/31                       814,775
           940,000  General Motors Corp.,
                    8.375%, 7/15/33                                      761,400
           830,000  GMAC LLC, 7.25%, 3/2/11                              728,018
                                                                 ---------------
                                                                       2,304,193
                                                                 ---------------
BEVERAGES - 0.8%
           230,000  Constellation Brands Inc.,
                    8.375%, 12/15/14                                     231,725
           560,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        527,800
           450,000  Constellation Brands Inc., 7.25%,
                    5/15/17 (Acquired 5/9/07,
                    Cost $450,000)(1)                                    418,500
                                                                 ---------------
                                                                       1,178,025
                                                                 ---------------
CAPITAL MARKETS - 1.0%
           315,000  E*TRADE Financial Corp.,
                    8.00%, 6/15/11                                       274,838
            25,000  E*TRADE Financial Corp.,
                    7.375%, 9/15/13                                       19,375
           320,000  E*TRADE Financial Corp.,
                    7.875%, 12/1/15                                      245,600
           140,000  LaBranche & Co. Inc.,
                    9.50%, 5/15/09                                       140,175
           413,000  LaBranche & Co. Inc.,
                    11.00%, 5/15/12                                      406,289
           420,000  Nuveen Investments Inc., 10.50%,
                    11/15/15 (Acquired 10/31/07,
                    Cost $420,000)(1)                                    420,524
                                                                 ---------------
                                                                       1,506,801
                                                                 ---------------
CHEMICALS - 2.6%
           305,000  Berry Plastics Holding Corp.,
                    8.875%, 9/15/14                                      291,275
           640,000  FMC Finance III SA, 6.875%,
                    7/15/17 (Acquired 6/26/07,
                    Cost $628,640)(1)                                    643,200

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,072,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC,
                    9.75%, 11/15/14                                    1,163,120
           432,000  Huntsman LLC, 11.50%, 7/15/12                        473,040
           245,000  Momentive Performance
                    Materials Inc., 9.75%,
                    12/1/14 (Acquired 11/29/06,
                    Cost $245,000)(1)                                    226,625
           306,000  Momentive Performance
                    Materials Inc., 10.125%,
                    12/1/14 (Acquired 11/29/06,
                    Cost $306,000)(1)                                    281,520
           184,000  Mosaic Co. (The), 7.375%,
                    12/1/14 (Acquired 11/16/06,
                    Cost $184,000)(1)                                    197,800
           424,000  Mosaic Co. (The), 7.625%,
                    12/1/16 (Acquired 11/16/06-
                    2/5/07, Cost $430,600)(1)                            460,040
                                                                 ---------------
                                                                       3,736,620
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
           689,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                       689,000
           430,000  Allied Waste North America, Inc.,
                    6.875%, 6/1/17                                       421,400
           219,000  ARAMARK Corp., VRN, 8.41%,
                    2/1/08, resets quarterly off the
                    3-month LIBOR plus 3.50%
                    with no caps                                         214,620
           704,000  ARAMARK Corp., 8.50%, 2/1/15                         716,320
           730,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       722,700
           495,000  WCA Waste Corp.,
                    9.25%, 6/15/14                                       506,138
                                                                 ---------------
                                                                       3,270,178
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.9%
         1,105,000  FMG Finance Pty Ltd., 10.625%,
                    9/1/16 (Acquired 8/11/06-2/7/07,
                    Cost $1,135,000)(1)                                1,270,750
                                                                 ---------------
CONSUMER FINANCE - 0.4%
           715,000  SLM Corporation,
                    5.375%, 5/15/14                                      636,517
                                                                 ---------------
CONTAINERS & PACKAGING - 2.5%
           252,000  Cascades Inc., 7.25%, 2/15/13                        237,510
           543,000  Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.625%, 11/15/13                                     557,932
           415,000  Crown Americas LLC/Crown
                    Americas Capital Corp.,
                    7.75%, 11/15/15                                      429,525
           547,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                542,898
           375,000  Norampac Inc., 6.75%, 6/1/13                         344,063
           626,000  Owens-Brockway Glass
                    Container Inc., 6.75%, 12/1/14                       626,000
           530,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.375%, 7/1/12                    528,675
           360,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.00%, 3/15/17                    349,650
                                                                 ---------------
                                                                       3,616,253
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
           670,000  Education Management
                    LLC/Education Management
                    Finance Corp., 10.25%, 6/1/16                        693,450
           100,000  Service Corp. International,
                    7.375%, 10/1/14                                      101,625
           445,000  Service Corp. International,
                    6.75%, 4/1/15                                        441,663
           380,000  Service Corp. International,
                    6.75%, 4/1/16                                        367,650
                                                                 ---------------
                                                                       1,604,388
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.1%
           700,000  Arch Western Finance LLC,
                    6.75%, 7/1/13                                        682,500
           430,000  Ford Motor Credit Co. LLC,
                    8.625%, 11/1/10                                      399,260
         1,510,000  Ford Motor Credit Co. LLC,
                    9.875%, 8/10/11                                    1,429,247
           630,000  Ford Motor Credit Co. LLC,
                    8.00%, 12/15/16                                      535,933
           285,000  General Motors Acceptance Corp.,
                    7.75%, 1/19/10                                       265,975
         1,805,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                     1,517,771
           214,000  Hawker Beechcraft Acquisition Co.
                    LLC, 8.50%, 4/1/15
                    (Acquired 3/16/07-3/22/07,
                    Cost $216,363)(1)                                    214,535
           404,000  Hawker Beechcraft Acquisition Co.
                    LLC, 8.875%, 4/1/15
                    (Acquired 3/16/07-9/27/07,
                    Cost $405,950)(1)                                    400,970
           504,000  NSG Holdings LLC/NSG
                    Holdings Inc., 7.75%,
                    12/15/25 (Acquired 3/6/07,
                    Cost $504,000)(1)                                    507,780
           350,000  NXP BV/NXP Funding LLC,
                    7.875%, 10/15/14                                     334,250
           275,000  NXP BV/NXP Funding LLC,
                    9.50%, 10/15/15                                      252,656
           355,000  Pinnacle Foods Finance
                    LLC/Pinnacle Foods Finance Corp.,
                    9.25%, 4/1/15 (Acquired 3/21/07,
                    Cost $355,000)(1)                                    325,713
           715,000  Pinnacle Foods Finance
                    LLC/Pinnacle Foods Finance Corp.,
                    10.625%, 4/1/17 (Acquired
                    3/21/07-7/30/07,
                    Cost $670,000)(1)                                    618,475
                                                                 ---------------
                                                                       7,485,065
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.8%
         1,060,000  Citizens Communications Co.,
                    9.25%, 5/15/11                                     1,152,749
         1,085,000  Citizens Communications Co.,
                    9.00%, 8/15/31                                     1,087,712
           497,000  Intelsat Bermuda Ltd., VRN,
                    10.83%, 6/15/08, resets
                    semiannually off the 6-month
                    LIBOR plus 6.00% with no caps                        511,910
           741,000  Intelsat Bermuda Ltd.,
                    11.25%, 6/15/16                                      768,788
           380,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/15/13                                 383,800
           255,000  Qwest Capital Funding Inc.,
                    7.90%, 8/15/10                                       258,825
           275,000  Qwest Communications
                    International Inc., 7.50%, 11/1/08                   277,750
           471,000  Qwest Corp., 7.875%, 9/1/11                          492,195
           124,000  Qwest Corp., 7.50%, 10/1/14                          126,480
           530,000  Qwest Corp., 6.50%, 6/1/17                           510,125
                                                                 ---------------
                                                                       5,570,334
                                                                 ---------------
ELECTRIC UTILITIES - 3.8%
            41,000  Aquila, Inc., 9.95%, 2/1/11                           44,321
           815,000  Edison Mission Energy,
                    7.00%, 5/15/17                                       804,813
           949,000  Edison Mission Energy,
                    7.20%, 5/15/19                                       937,138
           600,517  Elwood Energy LLC,
                    8.16%, 7/5/26                                        603,319
           560,000  Energy Future Holdings Corp.,
                    10.875%, 11/1/17 (Acquired
                    10/24/07, Cost $560,000)(1)                          565,600
           560,000  Intergen N.V., 9.00%, 6/30/17
                    (Acquired 7/23/07,
                    Cost $555,458)(1)                                    592,200

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           202,000  Sierra Pacific Resources,
                    8.625%, 3/15/14                                      216,853
         1,720,000  Texas Competitive Electric
                    Holdings Co. LLC, 10.25%,
                    11/1/15 (Acquired 10/24/07,
                    Cost $1,720,000)(1)                                1,711,399
                                                                 ---------------
                                                                       5,475,643
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
           570,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       555,750
            94,000  Flextronics International Ltd.,
                    6.25%, 11/15/14                                       90,005
                                                                 ---------------
                                                                         645,755
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
           216,000  Compagnie Generale de
                    Geophysique SA, 7.50%, 5/15/15                       219,780
           360,000  Compagnie Generale de
                    Geophysique SA, 7.75%, 5/15/17                       365,400
           555,000  Helix Energy Solutions Group, Inc.,
                    9.50%, 1/15/16 (Acquired
                    12/18/07, Cost $555,000)(1)                          567,488
           560,000  Key Energy Services, Inc.,
                    8.375%, 12/1/14 (Acquired
                    11/14/07, Cost $560,000)(1)                          575,400
           145,000  Seitel, Inc., 9.75%, 2/15/14                         124,338
           665,000  SESI LLC, 6.875%, 6/1/14                             645,049
                                                                 ---------------
                                                                       2,497,455
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
           480,000  Albertson's, Inc., 7.25%, 5/1/13                     493,266
           180,000  Rite Aid Corp., 8.625%, 3/1/15                       146,025
           275,000  Rite Aid Corp., 9.375%, 12/15/15                     229,625
           540,000  Rite Aid Corp., 7.50%, 3/1/17                        478,575
           612,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      630,360
                                                                 ---------------
                                                                       1,977,851
                                                                 ---------------
FOOD PRODUCTS - 2.2%
           475,000  Dean Foods Co., 7.00%, 6/1/16                        425,125
         1,178,000  Dole Food Company, Inc.,
                    8.625%, 5/1/09                                     1,142,659
           453,000  Pilgrim's Pride Corp.,
                    7.625%, 5/1/15                                       447,338
           217,000  Pilgrim's Pride Corp.,
                    8.375%, 5/1/17                                       213,745
           626,000  Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                       619,740
           385,000  Smithfield Foods, Inc.,
                    7.75%, 7/1/17                                        374,413
                                                                 ---------------
                                                                       3,223,020
                                                                 ---------------
GAS UTILITIES - 0.3%
           470,000  Amerigas Partners L.P.,
                    7.25%, 5/20/15                                       462,950
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           521,000  PTS Acquisition Corp., 9.50%,
                    4/15/15 (Acquired 4/4/07,
                    Cost $521,000)(1)                                    485,833
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
         1,120,000  Community Health Systems Inc.,
                    8.875%, 7/15/15                                    1,146,599
           255,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                            265,200
           480,000  HCA Inc., 6.75%, 7/15/13                             429,600
           429,000  HCA Inc., 9.125%, 11/15/14                           447,233
         1,634,000  HCA Inc., 9.25%, 11/15/16                          1,719,765
           644,000  HCA Inc., 9.625%, 11/15/16                           682,640
           565,000  Health Management
                    Associates Inc., 6.125%, 4/15/16                     492,621
           485,000  Tenet Healthcare Corp.,
                    7.375%, 2/1/13                                       426,800
           360,000  Tenet Healthcare Corp.,
                    9.875%, 7/1/14                                       344,700
           555,000  US Oncology, Inc., 9.00%, 8/15/12                    550,144
                                                                 ---------------
                                                                       6,505,302
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.2%
           525,000  American Casino & Entertainment
                    Properties LLC, 7.85%, 2/1/12                        541,144
           155,000  American Real Estate Partners
                    L.P./American Real Estate
                    Finance Corp., 7.125%, 2/15/13                       146,475
           485,000  American Real Estate Partners
                    L.P./American Real Estate Finance
                    Corp, 7.125%, 2/15/13 (Acquired
                    1/11/07, Cost $482,575)(1)                           458,325
           670,000  Boyd Gaming Corp.,
                    7.75%, 12/15/12                                      681,725
           980,000  Caesars Entertainment, Inc.,
                    8.125%, 5/15/11                                      916,299
           370,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                      384,800
           700,000  Mashantucket Western Pequot
                    Tribe, 8.50%, 11/15/15 (Acquired
                    11/8/07, Cost $700,000)(1)                           707,000
           930,000  MGM Mirage, 6.75%, 9/1/12                            910,238
           915,000  MGM Mirage, 7.50%, 6/1/16                            910,424
           370,000  Mohegan Tribal Gaming Authority,
                    6.875%, 2/15/15                                      349,650
           320,000  Pinnacle Entertainment Inc.,
                    7.50%, 6/15/15 (Acquired 6/5/07,
                    Cost $315,280)(1)                                    292,000
           500,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       495,410
           290,000  Seminole Hard Rock
                    Entertainment Inc./Seminole Hard
                    Rock International LLC, VRN,
                    7.49%, 3/15/08, resets quarterly
                    off the 3-month T-Bill plus 2.50%
                    with no caps (Acquired 2/27/07,
                    Cost $290,000)(1)                                    278,400
           310,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       227,850
           365,000  Station Casinos Inc.,
                    6.625%, 3/15/18                                      251,850
         1,093,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp.,
                    6.625%, 12/1/14                                    1,079,337
           485,000  Wynn Las Vegas LLC/Wynn
                    Las Vegas Capital Corp., 6.625%,
                    12/1/14 (Acquired 11/1/07,
                    Cost $471,663)(1)                                    478,938
                                                                 ---------------
                                                                       9,109,865
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           575,000  K. Hovnanian Enterprises, Inc.,
                    7.75%, 5/15/13                                       324,875
           715,000  KB Home, 7.75%, 2/1/10                               664,950
                                                                 ---------------
                                                                         989,825
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.8%
           910,000  AES Corp. (The), 9.375%, 9/15/10                     960,049
           310,000  AES Corp. (The), 7.75%,
                    10/15/15 (Acquired 10/9/07,
                    Cost $310,000)(1)                                    316,200

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           420,000  AES Corp. (The), 8.00%,
                    10/15/17 (Acquired 10/9/07,
                    Cost $420,000)(1)                                    431,550
           275,000  Dynegy Holdings Inc.,
                    7.50%, 6/1/15                                        258,500
           535,000  Dynegy Holdings Inc.,
                    8.375%, 5/1/16                                       525,638
           415,000  Dynegy Holdings Inc.,
                    7.75%, 6/1/19                                        384,913
         1,085,000  Indiantown Cogeneration L.P.,
                    9.77%, 12/15/20                                    1,213,106
           480,000  NRG Energy Inc., 7.25%, 2/1/14                       469,200
           255,000  NRG Energy Inc., 7.375%, 2/1/16                      249,263
           723,000  NRG Energy Inc., 7.375%, 1/15/17                     706,733
                                                                 ---------------
                                                                       5,515,152
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
         1,185,000  Stena AB, 7.50%, 11/1/13                           1,174,631
                                                                 ---------------
INSURANCE - 0.6%
           398,000  Crum & Forster Holdings Corp.,
                    7.75%, 5/1/17                                        392,528
           420,000  UnumProvident Finance Co. plc,
                    6.85%, 11/15/15                                      435,979
                                                                 ---------------
                                                                         828,507
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 1.1%
           565,000  Windstream Corp.,
                    8.125%, 8/1/13                                       587,600
           620,000  Windstream Corp.,
                    8.625%, 8/1/16                                       654,100
           360,000  Windstream Corp.,
                    7.00%, 3/15/19                                       344,700
                                                                 ---------------
                                                                       1,586,400
                                                                 ---------------
IT SERVICES - 1.4%
         1,030,000  First Data Corp., 9.875%, 9/24/15                    959,188
           475,000  Sabre Holdings Corp.,
                    8.35%, 3/15/16                                       425,125
           710,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      725,975
                                                                 ---------------
                                                                       2,110,288
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           495,000  Da-Lite Screen Co., Inc.,
                    9.50%, 5/15/11                                       495,000
           495,000  Travelport LLC, 11.875%, 9/1/16                      530,269
                                                                 ---------------
                                                                       1,025,269
                                                                 ---------------
LEISURE FACILITIES - 0.5%
           418,000  Universal City Development
                    Partners, 11.75%, 4/1/10                             433,675
           256,000  Universal City Florida Holding Co.
                    I/Universal City Florida
                    Holdings Co.II, 8.375%, 5/1/10                       258,560
                                                                 ---------------
                                                                         692,235
                                                                 ---------------
MACHINERY - 1.7%
           360,000  American Railcar Industries Inc.,
                    7.50%, 3/1/14                                        342,000
           555,000  Case New Holland Inc.,
                    7.125%, 3/1/14                                       556,388
           599,000  Rental Service Corp.,
                    9.50%, 12/1/14                                       539,100

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           415,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $415,000)(1)                                    423,819
           560,000  Terex Corp., 8.00%, 11/15/17                         569,799
                                                                 ---------------
                                                                       2,431,106
                                                                 ---------------
MEDIA - 10.3%
           717,000  AMC Entertainment Inc.,
                    11.00%, 2/1/16                                       758,228
           495,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      405,900
           985,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                      965,300
         1,300,000  Charter Communications Holdings,
                    LLC/CCH I Holdings, LLC,
                    11.75%, 5/15/14                                      828,750
           370,000  Charter Communications Holdings,
                    LLC/CCH I, LLC, 11.00%,
                    10/1/15                                              301,550
           530,000  CSC Holdings, Inc.,
                    8.125%, 7/15/09                                      539,938
           254,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      259,080
           810,000  CSC Holdings, Inc.,
                    7.625%, 4/1/11                                       812,025
           916,000  CSC Holdings, Inc.,
                    7.875%, 2/15/18                                      861,040
           365,000  EchoStar DBS Corp.,
                    7.00%, 10/1/13                                       370,475
           255,000  EchoStar DBS Corp.,
                    7.125%, 2/1/16                                       261,375
         1,924,000  Idearc Inc., 8.00%, 11/15/16                       1,774,889
           495,000  Kabel Deutschland GmbH,
                    10.625%, 7/1/14                                      522,225
           630,000  Lamar Media Corp.,
                    6.625%, 8/15/15                                      615,825
           140,000  Lamar Media Corp., 6.625%,
                    8/15/15 (Acquired 10/1/07,
                    Cost $132,815)(1)                                    136,850
           655,000  LIN Television Corp.,
                    6.50%, 5/15/13                                       619,794
           540,000  Mediacom Broadband
                    LLC/Mediacom Broadband Corp.,
                    8.50%, 10/15/15                                      481,275
           265,000  Mediacom LLC/Mediacom Capital
                    Corp., 7.875%, 2/15/11                               244,131
           560,000  Quebecor Media Inc., 7.75%,
                    3/15/16 (Acquired 9/26/07-
                    9/28/07, Cost $530,319)(1)                           540,400
           750,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                      675,000
           310,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                      279,000
         1,090,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                      980,999
           215,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      202,100
           365,000  R.H. Donnelley Corp., 8.875%,
                    10/15/17 (Acquired 9/19/07-
                    10/2/07, Cost $365,000)(1)                           339,450
           960,000  Univision Communications Inc.,
                    9.75%, 3/15/15 (Acquired 3/1/07,
                    Cost $960,000)(1)                                    879,600
           110,000  Videotron Ltee, 6.875%, 1/15/14                      108,213
           235,000  Videotron Ltee, 6.375%, 12/15/15                     221,781
                                                                 ---------------
                                                                      14,985,193
                                                                 ---------------
METALS & MINING - 1.9%
           715,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15                             759,688
         1,495,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.375%, 4/1/17                          1,607,125
           399,000  Novelis Inc., 7.25%, 2/15/15                         377,055
                                                                 ---------------
                                                                       2,743,868
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.5%
           595,000  Basic Energy Services Inc.,
                    7.125%, 4/15/16                                      562,275
           160,000  PSEG Energy Holdings Inc.,
                    8.50%, 6/15/11                                       167,538
                                                                 ---------------
                                                                         729,813
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.2%
           605,000  Chaparral Energy Inc., 8.875%,
                    2/1/17 (Acquired 1/10/07-
                    1/11/07, Cost $602,000)(1)                           549,038
           375,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      389,063
           235,000  Chesapeake Energy Corp.,
                    7.50%, 9/15/13                                       241,463
           383,000  Chesapeake Energy Corp.,
                    6.375%, 6/15/15                                      372,468
           862,000  Chesapeake Energy Corp.,
                    6.625%, 1/15/16                                      846,914
           145,000  Cimarex Energy Co.,
                    7.125%, 5/1/17                                       143,188
           444,000  Complete Production
                    Services, Inc., 8.00%, 12/15/16                      431,790
           375,000  Connacher Oil and Gas Ltd.,
                    10.25%, 12/15/15 (Acquired
                    11/16/07, Cost $369,964)(1)                          376,406
           430,000  Denbury Resources Inc.,
                    7.50%, 12/15/15                                      436,450
           560,000  El Paso Corp., 7.75%, 1/15/32                        571,243
           330,000  Forest Oil Corp., 7.25%,
                    6/15/19 (Acquired 6/1/07,
                    Cost $330,000)(1)                                    333,300
           365,000  Kinder Morgan Finance Co., ULC,
                    5.70%, 1/5/16                                        332,223
           565,000  Knight Inc., 6.50%, 9/1/12                           564,434
           370,000  Mariner Energy Inc.,
                    8.00%, 5/15/17                                       353,813
           640,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     628,800
           110,000  Newfield Exploration Co.,
                    6.625%, 9/1/14                                       109,450
           525,000  Newfield Exploration Co.,
                    6.625%, 4/15/16                                      517,125
           875,000  OPTI Canada Inc., 8.25%,
                    12/15/14 (Acquired 12/8/06-
                    12/10/07, Cost $872,969)(1)                          870,624
           515,000  Peabody Energy Corp.,
                    7.375%, 11/1/16                                      530,450
           560,000  Peabody Energy Corp.,
                    7.875%, 11/1/26                                      571,200
           871,000  Petrohawk Energy Corp.,
                    9.125%, 7/15/13                                      921,082
           327,000  Petroplus Finance Ltd., 6.75%,
                    5/1/14 (Acquired 4/25/07,
                    Cost $327,000)(1)                                    306,154
           272,000  Petroplus Finance Ltd., 7.00%,
                    5/1/17 (Acquired 4/25/07,
                    Cost $272,000)(1)                                    250,240
           455,000  Plains Exploration & Production
                    Co., 7.75%, 6/15/15                                  457,275
           360,000  Plains Exploration & Production
                    Co., 7.00%, 3/15/17                                  346,050
           594,000  Range Resources Corp.,
                    6.375%, 3/15/15                                      582,120
           130,000  Range Resources Corp.,
                    7.50%, 5/15/16                                       133,250
           160,000  Sonat Inc., 7.625%, 7/15/11                          164,380
           286,000  Stallion Oilfield Services/Stallion
                    Oilfield Finance Corp., 9.75%,
                    2/1/15 (Acquired 1/19/07,
                    Cost $286,000)(1)                                    264,550
           855,000  Tesoro Corp., 6.625%, 11/1/15                        850,724
           530,000  W&T Offshore Inc., 8.25%,
                    6/15/14 (Acquired 6/8/07,
                    Cost $530,000)(1)                                    499,525
           668,000  Whiting Petroleum Corp.,
                    7.25%, 5/1/13                                        661,320
           293,000  Williams Partners L.P./Williams
                    Partners Finance Corp.,
                    7.25%, 2/1/17                                        303,255
                                                                 ---------------
                                                                      14,909,367
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.2%
           908,000  Abitibi-Consolidated Co. of
                    Canada, 7.75%, 6/15/11                               712,780
           740,000  Abitibi-Consolidated Co. of
                    Canada, 8.375%, 4/1/15                               553,150
           385,000  Bowater Canada Finance,
                    7.95%, 11/15/11                                      312,813
           180,000  Catalyst Paper Corp.,
                    8.625%, 6/15/11                                      150,300

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           879,000  Georgia-Pacific Corp., 7.00%,
                    1/15/15 (Acquired 12/13/06,
                    Cost $879,000)(1)                                    859,222
           284,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $284,000)(1)                                    277,610
           305,000  NewPage Corp., 10.00%, 5/1/12
                    (Acquired 12/7/07-12/18/07,
                    Cost $306,019)(1)                                    308,050
                                                                 ---------------
                                                                       3,173,925
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.1%
           612,000  FelCor Lodging L.P.,
                    8.50%, 6/1/11                                        641,070
         1,515,000  Host Marriot, L.P.,
                    7.125%, 11/1/13                                    1,533,938
           384,000  Senior Housing Properties Trust,
                    8.625%, 1/15/12                                      408,960
           400,000  Ventas Realty L.P./Ventas Capital
                    Corp., 9.00%, 5/1/12                                 432,000
            35,000  Ventas Realty L.P./Ventas Capital
                    Corp., 6.50%, 6/1/16                                  34,475
                                                                 ---------------
                                                                       3,050,443
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.8%
           360,000  Realogy Corp., 10.50%,
                    4/15/14 (Acquired 4/5/07,
                    Cost $355,630)(1)                                    270,000
           475,000  Realogy Corp., 12.375%,
                    4/15/15 (Acquired 4/5/07,
                    Cost $466,194)(1)                                    300,438
           665,000  Rouse Co. (The), 7.20%, 9/15/12                      636,545
                                                                 ---------------
                                                                       1,206,983
                                                                 ---------------
ROAD & RAIL - 0.5%
           690,000  Hertz Corp., 8.875%, 1/1/14                          702,937
                                                                 ---------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.1%
           490,000  Freescale Semiconductor Inc.,
                    8.875%, 12/15/14                                     439,775
           735,000  Freescale Semiconductor Inc.,
                    9.125%, 12/15/14                                     628,425
           184,000  Freescale Semiconductor Inc.,
                    10.125%, 12/15/16                                    152,720
           342,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                      344,565
                                                                 ---------------
                                                                       1,565,485
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
           190,000  Claire's Stores Inc., 9.25%,
                    6/1/15 (Acquired 5/22/07,
                    Cost $190,000)(1)                                    132,050
           495,000  Claire's Stores Inc., 10.50%,
                    6/1/17 (Acquired 5/22/07-
                    7/27/07, Cost $443,300)(1)                           267,300
           560,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       585,900
           375,000  Michaels Stores, Inc.,
                    11.375%, 11/1/16                                     345,938
           345,000  Visant Corp., 7.625%, 10/1/12                        348,450
           395,000  Warnaco Inc., 8.875%, 6/15/13                        402,900
                                                                 ---------------
                                                                       2,082,538
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
           520,000  Invista, 9.25%, 5/1/12                               540,800
           605,000  Levi Strauss & Co.,
                    8.875%, 4/1/16                                       588,363
           922,000  Oxford Industries, Inc.,
                    8.875%, 6/1/11                                       922,000
                                                                 ---------------
                                                                       2,051,163
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
           679,000  Residential Capital Corp., VRN,
                    8.54%, 1/17/08, resets quarterly
                    off the 3-month LIBOR plus
                    1.83% with no caps
                    (Acquired 4/11/06-8/22/07,
                    Cost $527,300)(1)                                    337,803
           480,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       297,600
           480,000  Residential Capital Corp.,
                    6.875%, 6/30/15                                      292,800
                                                                 ---------------
                                                                         928,203
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.0%
           305,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $305,000)(1)                                    271,450
         1,243,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                               1,134,238
                                                                 ---------------
                                                                       1,405,688
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.6%
            83,000  Kansas City Southern de Mexico,
                    SA de CV, 9.375%, 5/1/12                              87,358
           257,000  Kansas City Southern de Mexico,
                    SA de CV, 7.625%, 12/1/13                            254,751
           585,000  Kansas City Southern de Mexico,
                    SA de CV, 7.375%, 6/1/14
                    (Acquired 5/14/07,
                    Cost $585,000)(1)                                    570,375
                                                                 ---------------
                                                                         912,484
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
           560,000  Alltel Communications Inc.,
                    10.375%, 12/1/17 (Acquired
                    11/16/07, Cost $512,400)(1)                          522,200
           420,000  American Tower Corp., 7.00%,
                    10/15/17 (Acquired 9/24/07,
                    Cost $420,000)(1)                                    424,200
           542,000  Rogers Wireless Inc.,
                    8.00%, 12/15/12                                      566,047
                                                                 ---------------
                                                                       1,512,447
                                                                 ---------------
TOTAL CORPORATE BONDS                                                136,739,903
(Cost $141,278,993)                                              ---------------

COMMERCIAL PAPER(2) - 4.4%
         3,000,000  DaimlerChrysler N.A. Holding
                    Corp., 6.00%, 1/10/08                              2,995,422
         3,400,000  General Electric Capital Corp.,
                    3.25%, 1/2/08                                      3,398,956
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 6,394,378
(Cost $6,395,193)                                                ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.1%                                  143,134,281
                                                                 ---------------
(Cost $147,674,186)

OTHER ASSETS AND LIABILITIES - 1.9%                                    2,732,603
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $145,866,884
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
GMAC = General Motors Acceptance Corporation
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007 was
    $24,839,319, which represented 17.0% of total net assets. None of the restricted securities are considered to be illiquid.
(2) The rate indicated is the yield to maturity at purchase.

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $147,784,499
                                                                 ===============
Gross tax appreciation of investments                              $  1,548,378
Gross tax depreciation of investments                                (6,198,596)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments                $ (4,650,218)
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
NT DIVERSIFIED BOND FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 28.8%
      $        869  FHLMC, 6.50%, 2/1/09(2)                        $         882
             2,141  FHLMC, 6.50%, 12/1/12(2)                               2,217
            21,357  FHLMC, 6.00%, 1/1/13(2)                               21,882
             3,115  FHLMC, 7.00%, 11/1/13(2)                               3,241
             6,482  FHLMC, 7.00%, 6/1/14(2)                                6,758
            19,694  FHLMC, 6.50%, 6/1/16(2)                               20,394
            12,065  FHLMC, 6.50%, 6/1/16(2)                               12,494
           272,680  FHLMC, 5.00%, 11/1/17(2)                             273,389
           464,211  FHLMC, 4.50%, 1/1/19(2)                              456,615
         1,688,055  FHLMC, 5.00%, 1/1/21(2)                            1,689,985
             2,318  FHLMC, 7.00%, 9/1/27(2)                                2,438
             3,747  FHLMC, 6.50%, 1/1/28(2)                                3,891
               578  FHLMC, 7.00%, 2/1/28(2)                                  608
            22,222  FHLMC, 6.50%, 3/1/29(2)                               23,038
            13,728  FHLMC, 6.50%, 6/1/29(2)                               14,228
             2,001  FHLMC, 7.00%, 8/1/29(2)                                2,105
             4,955  FHLMC, 7.50%, 8/1/29(2)                                5,302
            13,857  FHLMC, 6.50%, 5/1/31(2)                               14,331
               323  FHLMC, 6.50%, 5/1/31(2)                                  334
             9,329  FHLMC, 6.50%, 6/1/31(2)                                9,649
             1,110  FHLMC, 6.50%, 6/1/31(2)                                1,148
               469  FHLMC, 6.50%, 6/1/31(2)                                  485
               338  FHLMC, 6.50%, 6/1/31(2)                                  349
           271,745  FHLMC, 5.50%, 12/1/33(2)                             271,710
           151,948  FHLMC, 6.50%, 7/1/47(2)                              154,084
         9,506,354  FNMA, 6.00%,
                    settlement date 1/14/08(3)                         9,653,408
         4,929,000  FNMA, 6.50%,
                    settlement date 1/14/08(3)                         5,066,859
             2,067  FNMA, 6.00%, 2/1/09(2)                                 2,091
             1,471  FNMA, 6.00%, 5/1/13(2)                                 1,512
             2,771  FNMA, 6.00%, 5/1/13(2)                                 2,841
             7,488  FNMA, 6.00%, 7/1/13(2)                                 7,678
            11,876  FNMA, 6.00%, 12/1/13(2)                               12,177
             9,099  FNMA, 6.00%, 1/1/14(2)                                 9,330
            15,970  FNMA, 6.00%, 2/1/14(2)                                16,375
            16,572  FNMA, 6.00%, 4/1/14(2)                                16,993
            61,366  FNMA, 5.50%, 12/1/16(2)                               62,324
           120,621  FNMA, 5.50%, 12/1/16(2)                              122,503
           465,789  FNMA, 4.50%, 5/1/19(2)                               458,263
            12,491  FNMA, 6.50%, 1/1/26(2)                                12,979
             1,437  FNMA, 7.00%, 12/1/27(2)                                1,516
               743  FNMA, 6.50%, 1/1/28(2)                                   772
               707  FNMA, 7.00%, 1/1/28(2)                                   745
             3,143  FNMA, 7.50%, 4/1/28(2)                                 3,364
            12,042  FNMA, 7.00%, 5/1/28(2)                                12,704
               748  FNMA, 7.00%, 6/1/28(2)                                   789
             2,934  FNMA, 6.50%, 1/1/29(2)                                 3,042
             8,649  FNMA, 6.50%, 4/1/29(2)                                 8,964
             4,660  FNMA, 7.00%, 7/1/29(2)                                 4,916
             3,965  FNMA, 7.00%, 7/1/29(2)                                 4,183
            12,395  FNMA, 7.50%, 7/1/29(2)                                13,254
             1,241  FNMA, 7.00%, 5/1/30(2)                                 1,309
            11,788  FNMA, 7.50%, 8/1/30(2)                                12,586
             5,786  FNMA, 7.50%, 9/1/30(2)                                 6,178
            28,504  FNMA, 7.00%, 9/1/31(2)                                30,048
            17,523  FNMA, 6.50%, 1/1/32(2)                                18,123
           150,642  FNMA, 7.00%, 6/1/32(2)                               158,642

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            66,341  FNMA, 6.50%, 8/1/32(2)                                68,612
           385,481  FNMA, 5.50%, 6/1/33(2)                               385,827
         1,876,674  FNMA, 5.50%, 7/1/33(2)                             1,878,360
           315,537  FNMA, 5.50%, 8/1/33(2)                               315,820
           403,416  FNMA, 5.50%, 9/1/33(2)                               403,778
         2,978,993  FNMA, 5.00%, 11/1/33(2)                            2,911,552
           844,863  FNMA, 5.50%, 1/1/34(2)                               845,622
         2,339,082  FNMA, 5.50%, 12/1/34                               2,339,578
         2,096,990  FNMA, 5.00%, 8/1/35                                2,047,562
         2,146,811  FNMA, 4.50%, 9/1/35                                2,033,633
         1,221,219  FNMA, 5.00%, 2/1/36                                1,192,434
         7,893,011  FNMA, 5.50%, 4/1/36                                7,889,435
         1,969,072  FNMA, 6.50%, 8/1/37(2)                             2,009,336
            73,917  FNMA, 6.50%, 6/1/47(2)                                74,956
           273,655  FNMA, 6.50%, 8/1/47(2)                               277,503
           194,664  FNMA, 6.50%, 8/1/47(2)                               197,402
           249,102  FNMA, 6.50%, 9/1/47(2)                               252,605
           426,921  FNMA, 6.50%, 9/1/47(2)                               432,924
           246,794  FNMA, 6.50%, 9/1/47(2)                               250,264
           306,511  FNMA, 6.50%, 9/1/47(2)                               310,821
            33,173  FNMA, 6.50%, 9/1/47(2)                                33,640
             4,922  GNMA, 7.50%, 8/20/17(2)                                5,204
             6,351  GNMA, 7.00%, 11/15/22(2)                               6,738
             6,374  GNMA, 8.75%, 3/15/25(2)                                6,881
             1,563  GNMA, 7.00%, 4/20/26(2)                                1,656
             2,940  GNMA, 7.50%, 8/15/26(2)                                3,141
             1,413  GNMA, 8.00%, 8/15/26(2)                                1,529
               176  GNMA, 7.50%, 4/15/27(2)                                  188
             3,208  GNMA, 7.50%, 5/15/27(2)                                3,426
             2,477  GNMA, 8.00%, 6/15/27(2)                                2,679
               268  GNMA, 7.50%, 11/15/27(2)                                 286
             1,237  GNMA, 7.00%, 2/15/28(2)                                1,313
             1,940  GNMA, 7.50%, 2/15/28(2)                                2,072
             1,858  GNMA, 6.50%, 3/15/28(2)                                1,929
               345  GNMA, 7.00%, 4/15/28(2)                                  367
             6,201  GNMA, 6.50%, 5/15/28(2)                                6,437
             1,590  GNMA, 6.50%, 5/15/28(2)                                1,651
             2,054  GNMA, 7.00%, 12/15/28(2)                               2,181
               208  GNMA, 8.00%, 12/15/29(2)                                 225
            15,517  GNMA, 7.00%, 5/15/31(2)                               16,453
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            44,934,045
(Cost $44,313,048)                                               ---------------

U.S. TREASURY SECURITIES - 23.3%
         1,160,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)                                 1,598,173
           800,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(2)(4)                                 837,501
         3,879,783  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(4)                       4,104,084
         3,088,710  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(4)                        3,202,124
         1,582,966  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)                           1,635,527
        10,000,000  U.S. Treasury Notes,
                    4.875%, 6/30/09(2)(4)                             10,259,379
         5,000,000  U.S. Treasury Notes,
                    3.375%, 11/30/12(2)(4)                             4,984,770
         4,700,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(4)                               4,861,196
         2,247,000  U.S. Treasury Notes,
                    4.625%, 2/15/17(2)(4)                              2,349,872

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           480,000  U.S. Treasury Notes,
                    4.50%, 5/15/17(2)(4)                                 497,663
         1,907,000  U.S. Treasury Notes,
                    4.75%, 8/15/17(2)(4)                               2,014,717
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        36,345,006
(Cost $35,434,624)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 23.2%
         1,180,670  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                                  1,159,876
         2,140,974  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 1/1/08(2)                                      35,219
           950,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                     1,003,055
           600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                     592,327
           570,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(2)                     569,922
           610,000  Banc of America Commercial
                    Mortgage Inc., Series 2007-4,
                    Class A3 SEQ, 5.81%, 8/10/14(2)                      625,160
           121,931  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.18%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    5/12/06, Cost $121,978)(2)(5)                        119,577
         3,165,850  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 1/1/08(2)                                      83,256
           421,259  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    5.14%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $421,259)(2)(5)                         408,212
         1,200,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(2)                                  1,190,208
         1,462,420  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.10%, 1/1/08(2)                                      33,061
            15,101  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.13%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    5/12/06, Cost $15,112)(2)(5)                          15,027
            11,369  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 5.18%,
                    1/15/08, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 5/12/06,
                    Cost $11,376)(2)(5)                                   11,314
         2,630,860  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(2)                                 2,670,483
           400,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(2)                                    420,790
           968,786  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                   964,097
         1,600,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 5.21%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(2)                                         1,542,611
           592,235  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(2)                                    592,988
           387,712  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14(2)                                    387,077
           700,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(2)                            678,159
           204,686  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(2)                                   204,381

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,000,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22(2)                          2,912,201
             3,395  FNMA, Series 1989-35, Class
                    G SEQ, 9.50%, 7/25/19(2)                               3,726
           688,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(2)                                    684,206
         1,128,532  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(2)                          1,131,441
           796,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                      788,124
           860,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/1/08(2)                                            849,734
           727,403  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.34%, 1/7/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no
                    caps (Acquired 12/14/06,
                    Cost $727,403)(2)(5)                                 706,550
           267,708  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    5.34%, 1/7/08, resets monthly off
                    the 1-month LIBOR plus 0.09%
                    with no caps(2)                                      256,034
           655,649  J.P. Morgan Mortgage Trust,
                    Series 2004 A2, Class 1A1,
                    3.81%, 5/25/34(2)                                    660,871
           910,135  J.P. Morgan Mortgage Trust,
                    Series 2005 A8, Class 6A2,
                    5.13%, 11/25/35(2)                                   904,355
         1,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(2)                          1,704,719
         1,165,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class
                    A2 SEQ, 3.48%, 7/15/27(2)                          1,154,412
           500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(2)                            493,157
           564,771  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(2)                            563,396
           671,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(2)                            660,209
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31(2)                            990,439
            83,856  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.11%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $83,856)(2)(5)                           83,728
            17,649  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33(2)                                    17,943
           336,728  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.10%, 1/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $336,728)(2)(5)                       326,787
           800,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2 SEQ,
                    4.05%, 1/13/41(2)                                    792,346
           312,989  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 4.99%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(2)                           306,076
         2,511,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                        2,528,499
           275,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                    272,756
         1,642,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35(2)                                  1,630,214
           596,061  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 EE,
                    Class 3A1, 3.99%, 12/25/34(2)                        589,353
           600,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A4 , 4.10%, 12/23/08(2)                        595,485

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,351,773  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37(2)                   1,358,087
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             36,271,648
(Cost $35,980,350)                                               ---------------

CORPORATE BONDS - 15.1%
AEROSPACE & DEFENSE - 0.5%
           160,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)(4)                                 160,507
           169,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(2)                                     175,389
           197,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)                                    197,667
           230,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)(4)                                  237,456
                                                                 ---------------
                                                                         771,019
                                                                 ---------------
AUTOMOBILES - 0.2%
           150,000  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11(2)                            152,315
           170,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(2)(4)                         177,867
                                                                 ---------------
                                                                         330,182
                                                                 ---------------
BEVERAGES - 0.9%
           200,000  Anheuser-Busch Companies, Inc.,
                    5.50%, 1/15/18(2)(4)                                 204,568
           320,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17(2)                                   328,479
           250,000  Diageo Capital plc,
                    5.75%, 10/23/17(2)                                   251,887
           207,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 5/12/06-
                    12/4/06, Cost $202,072)(2)(5)                        206,130
           150,000  PepsiCo, Inc., 4.65%, 2/15/13(2)                     151,178
           240,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $239,830)(2)(5)                                 251,275
                                                                 ---------------
                                                                       1,393,517
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           124,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)                                     121,617
           292,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                     289,510
                                                                 ---------------
                                                                         411,127
                                                                 ---------------
CHEMICALS - 0.2%
           150,000  du Pont (E.I.) de Nemours & Co.,
                    5.00%, 1/15/13(2)                                    151,112
           130,000  Rohm and Haas Co.,
                    5.60%, 3/15/13(2)                                    135,235
                                                                 ---------------
                                                                         286,347
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           178,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)(4)                                163,376
           160,000  PNC Bank N.A.,
                    6.00%, 12/7/17(2)                                    158,996
           133,000  PNC Funding Corp.,
                    5.125%, 12/14/10(2)                                  134,023
           139,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(2)                                    132,320
           218,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)(4)                                 207,832

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           193,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(2)                                    193,267
                                                                 ---------------
                                                                         989,814
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           110,000  Deluxe Corp., 7.375%, 6/1/15(2)                      110,000
           130,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17(2)                                    131,673
                                                                 ---------------
                                                                         241,673
                                                                 ---------------
CONSUMER FINANCE - 0.3%
            99,000  American Express Centurion Bank,
                    4.375%, 7/30/09(2)                                    98,604
           300,000  American Express Centurion Bank,
                    5.55%, 10/17/12(2)                                   305,587
                                                                 ---------------
                                                                         404,191
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
           384,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)                                   383,554
           250,000  Bank of America N.A.,
                    5.30%, 3/15/17(2)                                    243,530
           200,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                   191,923
           149,000  Citigroup Inc., 5.00%, 9/15/14(2)                    142,172
           127,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                   132,852
           250,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(2)                                   256,972
           193,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                    192,479
           220,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)                                    222,130
           240,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $239,522)(2)(5)                                 249,164
                                                                 ---------------
                                                                       2,014,776
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
           193,000  AT&T Corp., 7.30%, 11/15/11(2)                       209,293
           195,000  AT&T Inc., 6.80%, 5/15/36(2)(4)                      211,698
            29,000  BellSouth Corp.,
                    6.875%, 10/15/31(2)                                   31,011
           320,000  British Telecommunications plc,
                    5.95%, 1/15/18(2)                                    323,143
            82,000  Embarq Corp., 7.08%, 6/1/16(2)                        84,624
            60,000  Qwest Corp., 7.875%,
                    9/1/11(2)(4)                                          62,700
           120,000  Qwest Corp., 7.50%, 10/1/14(2)                       122,400
           227,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(2)(4)                                 222,438
           110,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15(2)                                    107,335
           150,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36(2)(4)                                 168,215
           140,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                    141,732
            90,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(2)(4)                                   92,607
                                                                 ---------------
                                                                       1,777,196
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           185,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(2)                                     183,783
            90,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15(2)                                    89,656
           260,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(2)(4)                           254,339
            60,000  Florida Power Corp.,
                    4.50%, 6/1/10(2)                                      60,429
           130,000  Florida Power Corp.,
                    6.35%, 9/15/37(2)                                    137,438
           179,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                    171,876

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            80,000  Toledo Edison Co.,
                    6.15%, 5/15/37(2)                                     74,790
                                                                 ---------------
                                                                         972,311
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           200,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37(2)                                    201,477
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           190,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(2)                                     191,568
           168,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)                                    168,631
           235,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27(2)(4)                                 231,779
           200,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37(2)                                    211,314
                                                                 ---------------
                                                                         803,292
                                                                 ---------------
FOOD PRODUCTS - 0.7%
           279,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 5/12/06-10/17/06,
                    Cost $268,811)(2)(5)                                 277,360
           330,000  General Mills Inc.,
                    5.65%, 9/10/12(2)                                    335,726
           120,000  Kellogg Co., 6.60%, 4/1/11(2)                        127,252
           200,000  Kellogg Co., 5.125%, 12/3/12(2)                      201,892
           200,000  Kraft Foods Inc.,
                    6.00%, 2/11/13(2)(4)                                 205,846
                                                                 ---------------
                                                                       1,148,076
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
           179,000  Baxter Finco BV,
                    4.75%, 10/15/10(2)                                   180,039
           230,000  Baxter International Inc.,
                    5.90%, 9/1/16(2)                                     239,384
           130,000  Baxter International Inc.,
                    6.25%, 12/1/37(2)                                    133,843
                                                                 ---------------
                                                                         553,266
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           214,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                        210,947
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           130,000  McDonald's Corp.,
                    6.30%, 10/15/37(2)                                   135,276
           160,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                    158,531
           250,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37(2)                                  249,626
                                                                 ---------------
                                                                         543,433
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
           120,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17(2)                                    126,662
           255,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                     257,377
                                                                 ---------------
                                                                         384,039
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           652,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                     661,029

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           130,000  General Electric Co.,
                    5.25%, 12/6/17(2)                                    129,971
                                                                 ---------------
                                                                         791,000
                                                                 ---------------
INSURANCE - 0.7%
           210,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    5/12/06, Cost $204,511)(2)(5)                        209,475
           250,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(2)                                           242,006
           250,000  Lincoln National Corp.,
                    6.30%, 10/9/37(2)                                    243,904
           200,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17(2)(4)                                 199,543
           100,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)                                     86,511
           110,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                    106,898
                                                                 ---------------
                                                                       1,088,337
                                                                 ---------------
IT SERVICES - 0.2%
           260,000  International Business Machines
                    Corp., 5.70%, 9/14/17(2)                             269,278
                                                                 ---------------
MACHINERY - 0.2%
           110,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $109,951)(2)(5)                                 110,239
           130,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12(2)                             130,366
                                                                 ---------------
                                                                         240,605
                                                                 ---------------
MEDIA - 0.7%
           230,000  Comcast Corp., 5.90%, 3/15/16(2)                     231,774
           105,000  News America Holdings,
                    7.75%, 1/20/24(2)                                    118,377
           340,000  Rogers Cable Inc.,
                    6.25%, 6/15/13(2)                                    349,293
           300,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12(2)                                     300,900
           130,000  Time Warner Inc.,
                    5.50%, 11/15/11(2)(4)                                130,645
            29,000  Time Warner Inc.,
                    7.625%, 4/15/31(2)                                    32,184
                                                                 ---------------
                                                                       1,163,173
                                                                 ---------------
METALS & MINING - 0.2%
           200,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06-11/17/06,
                    Cost $200,159)(2)(5)                                 203,644
            80,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $79,802)(2)(5)                          78,588
                                                                 ---------------
                                                                         282,232
                                                                 ---------------
MULTI-UTILITIES - 1.0%
           215,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                              215,163
           130,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17(2)                            132,542
           140,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                              134,792
           230,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16(2)                                    231,417
           291,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                   290,622
            96,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(2)                                    96,251

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           250,000  NSTAR Electric Co.,
                    5.625%, 11/15/17(2)                                  254,834
           101,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(2)                                     101,162
           100,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(2)                                      96,758
                                                                 ---------------
                                                                       1,553,541
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           100,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(2)                                     97,520
           130,000  Kohl's Corp., 6.875%, 12/15/37(2)                    126,560
           320,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(2)                                   313,815
                                                                 ---------------
                                                                         537,895
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.1%
           100,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(2)                                     99,570
           139,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                   168,611
           343,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                     343,420
           140,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17(2)                                    143,501
           170,000  Nexen Inc., 6.40%, 5/15/37(2)                        170,275
           279,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                             291,572
           100,000  Tesoro Corp., 6.25%, 11/1/12(2)                      100,500
           100,000  Tesoro Corp., 6.50%, 6/1/17(2)                        99,500
            60,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37(2)(4)                                 59,775
           138,000  XTO Energy Inc.,
                    5.30%, 6/30/15(2)                                    137,588
           102,000  XTO Energy Inc.,
                    6.10%, 4/1/36(2)                                      99,904
                                                                 ---------------
                                                                       1,714,216
                                                                 ---------------
PHARMACEUTICALS - 0.8%
           179,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                   187,283
           130,000  Abbott Laboratories,
                    6.15%, 11/30/37(2)                                   137,654
           550,000  AstraZeneca plc,
                    5.40%, 9/15/12(2)                                    569,202
           190,000  AstraZeneca plc,
                    5.90%, 9/15/17(2)                                    199,879
           220,000  Wyeth, 5.95%, 4/1/37(2)                              221,347
                                                                 ---------------
                                                                       1,315,365
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           250,000  ProLogis, 5.625%, 11/15/16(2)(4)                     232,229
                                                                 ---------------
ROAD & RAIL - 0.1%
           180,000  Union Pacific Corp.,
                    5.75%, 11/15/17(2)                                   179,651
                                                                 ---------------
SOFTWARE - 0.2%
           150,000  Intuit Inc., 5.75%, 3/15/17(2)                       147,831
           164,000  Oracle Corp., 5.00%, 1/15/11(2)                      166,285
                                                                 ---------------
                                                                         314,116
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           130,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12(2)                                    133,652
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           143,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                    134,586
           200,000  Vodafone Group plc,
                    5.625%, 2/27/17(2)                                   199,503
                                                                 ---------------
                                                                         334,089
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 23,586,062
(Cost $23,223,777)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.2%
           915,000  FHLB, 4.625%, 2/1/08(2)                              914,994
         3,150,000  FHLMC, 5.00%, 6/11/09(2)(4)                        3,209,633
         3,000,000  FNMA, 6.625%, 9/15/09(2)                           3,149,904
           639,000  FNMA, 4.375%, 7/17/13(2)                             648,907
         1,620,000  FNMA, 5.375%, 6/12/17(2)(4)                        1,724,083
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                9,647,521
(Cost $9,382,585)                                                ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES(1) - 3.8%
         1,156,739  FHLMC, 6.80%, 8/1/36(2)                            1,181,639
         1,490,011  FHLMC, 5.99%, 11/1/36(2)                           1,509,131
           975,942  FNMA, 6.50%, 5/1/36(2)                             1,001,514
           648,971  FNMA, 6.42%, 9/1/36(2)                               663,167
           697,040  FNMA, 6.46%, 9/1/36(2)                               710,911
           799,854  FNMA, 5.97%, 6/1/37(2)                               812,980
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES                                                             5,879,342
(Cost $5,888,915)                                                ---------------

ASSET-BACKED SECURITIES(1) - 3.7%
            45,828  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    4.93%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                                 45,676
           166,229  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    4.91%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                                164,225
           190,033  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.09%, 1/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(2)                                           190,043
         2,000,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    4.79%, 2/21/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                              1,987,839
           500,000  CNH Equipment Trust,
                    Series 2007 C, Class A3A SEQ,
                    5.21%, 12/15/11(2)                                   503,800

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           136,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                       140,092
           246,311  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    4.91%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(2)                                241,774
           129,126  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    4.93%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                                127,739
           187,981  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.07%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps(2)                                      187,964
           811,945  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.09%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(2)                                           812,250
         1,280,000  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 5.43%,
                    1/25/08, resets quarterly off the
                    3-month LIBOR plus 0.23% with
                    no caps(2)                                         1,276,851
           146,373  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 4.91%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                           145,373
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          5,823,626
(Cost $5,841,890)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 1.7%
            29,000  Hydro Quebec, 8.40%, 1/15/22(2)                       39,357
    JPY266,000,000  KfW, VRN, 0.66%, 2/8/08, resets
                    quarterly off the 3-month JPY
                    LIBOR minus 0.22% with
                    no caps(2)                                         2,389,063
          $215,000  Province of Quebec,
                    5.00%, 7/17/09(2)                                    218,406
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 2,646,826
(Cost $2,437,058)                                                ---------------

MUNICIPAL SECURITIES - 0.1%
           173,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                     166,974
                                                                 ---------------
(Cost $154,304)

TEMPORARY CASH INVESTMENTS - 3.2%
         5,017,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(6)                                5,017,000
                                                                 ---------------
(Cost $5,016,561)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 26.3%
         1,000,036  Bancaja US Debt, SAu, VRN,
                    5.29%, 1/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.05% with no caps                                   998,081
           999,930  BASF AG, VRN, 5.18%, 1/22/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                       998,262

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,399,373  K2 (USA) LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                           1,329,999
           999,563  Links Finance LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             949,952
         1,100,000  Merrill Lynch & Co., Inc., VRN,
                    4.42%, 1/2/08, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                            1,089,809
         1,362,652  Morgan Stanley ABS Capital I,
                    Series 2007 NC4, Class A2A, VRN,
                    4.95%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                 1,319,832
         1,001,374  Nationwide Building Society, VRN,
                    5.16%, 3/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.13% with no caps                                   999,111
           999,458  Tango Finance Corp., VRN, 4.38%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             950,012
         1,000,000  Ulster Bank Ireland Ltd., VRN,
                    4.35%, 1/2/08                                        999,728
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $12,503,069)                               12,500,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $12,503,090)                               12,500,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%,
dated 12/31/07, due 1/2/08
(Delivery value $6,485,577)                                            6,484,010
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         41,118,796
(Cost $41,346,396)                                               ---------------

TOTAL INVESTMENT SECURITIES - 135.4%                                 211,436,846
                                                                 ---------------
(Cost $209,019,508)

OTHER ASSETS AND LIABILITIES - (35.4)%                              (55,281,939)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 156,154,907
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
255  U.S. Treasury 2-Year Notes    March 2008       $53,613,750       $ 11,379
185  U.S. Treasury 5-Year Notes    March 2008        20,402,031        363,977
 18  U.S. Long Bond                March 2008         2,094,750         38,210
                                                  ------------------------------
                                                    $76,110,531       $413,566
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
180  U.S. Treasury 10-Year Notes   March 2008       $20,410,313      $(332,982)
                                                  ==============================

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional
Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$3,350,000      Pay quarterly a fixed rate equal   June 2012           $69,748
                to 0.35% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of one of the
                issues of Dow Jones CDX N.A.
                Investment Grade 8, par value of
                the proportional notional amount.
   250,000      Pay quarterly a fixed rate equal   September 2012        3,310
                to 0.36% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Whirlpool Corp.,
                par value of the proportional
                notional amount.
   630,000      Pay quarterly a fixed rate equal   December 2012           603
                to 0.70% multiplied by the
                notional amount and receive from
                Morgan Stanley Capital Services,
                Inc. upon each default event of
                Citigroup Inc., par value of the
                proportional notional amount.
   750,000      Pay quarterly a fixed rate equal   December 2012        (1,065)
                to 0.40% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of FHLMC, par value
                of the proportional notional
                amount.
   320,000      Pay quarterly a fixed rate equal   December 2012        (1,221)
                to 0.73% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of American
                International Group, Inc., par
                value of the proportional
                notional amount.
   320,000      Pay quarterly a fixed rate equal   December 2012         1,779
                to 2.45% multiplied by the
                notional amount and receive from
                Bank of America N.A. upon each
                default event of Toll Brothers
                Finance Corp., par value of the
                proportional notional amount.
   320,000      Pay quarterly a fixed rate equal   December 2012        (3,156)
                to 2.85% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Toll Brothers
                Finance Corp., par value of the
                proportional notional amount.
 1,100,000      Pay quarterly a fixed rate equal   March 2017            9,327
                to 0.12% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of Pfizer Inc.,
                par value of the proportional
                notional amount.
 2,000,000      Pay quarterly a fixed rate equal   September 2017        9,606
                to 0.69% multiplied by the
                notional amount and receive from
                Barclays Bank plc upon each
                default event of JPMorgan Chase
                & Co., par value of the
                proportional notional amount.
                                                                     -----------
                                                                       $88,931
                                                                     ===========

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $40,324,195.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at December 31, 2007, was
    $3,257,070, which represented 2.1% of total net assets.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $3,229,963, which represented 2.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Trustees.

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $209,028,174
                                                                 ===============
Gross tax appreciation of investments                              $  2,934,759
Gross tax depreciation of investments                                  (526,087)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,408,672
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
SHORT DURATION FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 64.1%
      $    300,000  Banc of America Commercial
                    Mortgage Inc., Series 2000-2,
                    Class B, 7.38%, 9/15/32(2)                      $    318,294
           150,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class A3 SEQ, 6.09%, 6/11/35(2)                      152,156
           300,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                       316,754
           350,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                     345,524
         1,294,297  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 1/1/08                                         34,237
           300,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32(2)                           322,234
           924,412  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.10%,
                    1/1/08                                                20,898
           396,044  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2003-37, Class 2A2,
                    4.25%, 9/25/33(2)                                    394,944
           339,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B, VRN,
                    7.79%, 1/11/08(2)                                    362,736
           193,757  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                   192,819
           166,517  FHLMC, Series 2522, Class XA
                    SEQ, 5.00%, 8/15/16(2)                               166,908
           123,570  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22(2)                                    122,812
           152,042  FHLMC, Series 2750, Class WD
                    SEQ, 4.50%, 9/15/15(2)                               151,946
           145,368  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14(2)                                    145,091
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15(2)                                    250,061
           144,274  FNMA, Series 2004-9, Class YJ,
                    4.00%, 10/25/13(2)                                   143,203
           185,884  FNMA, Series 2005-47, Class AN
                    SEQ, 5.00%, 12/25/16(2)                              186,619
           259,623  FNMA, Series 2006-4, Class A
                    SEQ, 6.00%, 11/25/22(2)                              265,579
           300,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005-C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                      297,032
           339,250  GNMA, Series 2003-51, Class KA,
                    3.50%, 10/20/28                                      333,168
           116,690  J.P. Morgan Mortgage Trust,
                    Series 2004-A2, Class 1A1,
                    3.81%, 5/25/34(2)                                    117,620
           178,141  J.P. Morgan Mortgage Trust,
                    Series 2004-A4, Class 2A2,
                    4.61%, 9/25/34(2)                                    175,781
           392,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(2)                                    391,052
           322,726  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(2)                               321,940
           250,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                               245,980
           300,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1998 C1, Class C,
                    6.68%, 2/18/30(2)                                    299,273
           380,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1999 C1, Class B,
                    6.93%, 6/15/31(2)                                    389,764
           250,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.80%, 1/1/08(2)                                     254,184
           200,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2 SEQ,
                    4.05%, 1/13/41(2)                                    198,086
           120,752  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2003 AR9, Class 1A4,
                    3.70%, 4/15/08(2)                                    119,905
           245,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34(2)                                    242,142

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           195,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2004 AR9, Class A7, VRN,
                    4.14%, 1/1/08(2)                                     193,381
           475,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                    471,124
           200,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A4B,
                    4.68%, 4/25/35(2)                                    198,564
           186,269  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 EE,
                    Class 3A1, 3.99%, 12/25/34(2)                        184,173
           144,833  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                        145,509
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                   8,471,493
(Cost $8,389,582)                                                ---------------

U.S. TREASURY SECURITIES - 16.7%
           355,202  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)                             368,244
           185,915  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(2)                             201,413
           113,069  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)                             116,823
           500,000  U.S. Treasury Notes, 4.75%,
                    2/15/10(2)(3)                                        517,422
           850,000  U.S. Treasury Notes, 4.50%,
                    5/15/10(2)(3)                                        878,622
           130,000  U.S. Treasury Notes, 4.125%,
                    8/31/12(2)(3)                                        133,890
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         2,216,414
(Cost $2,192,312)                                                ---------------

CORPORATE BONDS - 6.2%
AUTOMOBILES - 0.8%
           100,000  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11(2)                            101,543
                                                                 ---------------
BEVERAGES - 0.8%
           100,000  PepsiCo, Inc., 4.65%, 2/15/13(2)                     100,785
                                                                 ---------------
CHEMICALS - 0.8%
           100,000  du Pont (E.I.) de Nemours & Co.,
                    5.00%, 1/15/13(2)                                    100,742
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
           100,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $99,801)(2)(4)                                  103,818
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           100,000  General Mills Inc.,
                    5.65%, 9/10/12(2)                                    101,736
           150,000  Kellogg Co., 6.60%, 4/1/11(2)                        159,065
                                                                 ---------------
                                                                         260,801
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           150,000  Home Depot, Inc. (The),
                    4.625%, 8/15/10(2)                                   149,090
                                                                 ---------------
TOTAL CORPORATE BONDS                                                    816,779
(Cost $804,185)                                                  ---------------

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 5.7%
           360,303  FHLMC, 5.00%, 10/1/10(2)                             363,903
           389,404  FNMA, 5.00%, 7/1/20(2)                               389,848
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                               753,751
(Cost $743,134)                                                  ---------------

ASSET-BACKED SECURITIES(1) - 2.4%
           170,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                       175,115
           145,038  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       144,553
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            319,668
(Cost $318,185)                                                  ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.9%
           250,000  FHLMC, 4.75%, 11/3/09(2)(3)                          255,259
(Cost $250,543)                                                  ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.8%
JPY                 KfW, VRN, 0.66%, 2/8/08, resets
                    quarterly off the 3-month
12,000,000          JPY LIBOR minus 0.22% with no caps                   107,777
(Cost $98,692)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
      $    217,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(5)                                  217,000
(Cost $216,981)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 13.9%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 4.42%, dated 12/31/07,
due 1/2/08 (Delivery value $750,184)                                     750,000

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.45%, dated 12/31/07,
due 1/2/08 (Delivery value $750,185)                                     750,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%, dated
12/31/07, due 1/2/08 (Delivery value $333,534)                           333,453
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          1,833,453
(Cost $1,833,453)                                                ---------------

TOTAL INVESTMENT SECURITIES - 113.3%                                  14,991,594
                                                                 ---------------
(Cost $14,847,067)

OTHER ASSETS AND LIABILITIES - (13.3)%                               (1,758,091)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 13,233,503
                                                                 ===============

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
32 U.S. Treasury 2-Year Notes      March 2008       $6,728,000          $1,428
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
20 U.S. Treasury 5-Year Notes      March 2008       $2,205,625        $(39,264)
 8 U.S. Treasury 10-Year Notes     March 2008          907,125         (14,799)
                                                  ------------------------------
                                                    $3,112,750        $(54,063)
                                                  ==============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$450,000          Pay semiannually a fixed rate   June 2012            $7,305
                  equal to 1.25% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX Emerging Markets 7,
                  par value of the proportional
                  notional amount.
 100,000          Pay quarterly a fixed rate      September 2012          (55)
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Merrill Lynch
                  International upon each
                  default event of Computer
                  Sciences Corp., par value of
                  the proportional notional
                  amount.
  40,000          Pay quarterly a fixed rate      September 2012          530
                  equal to 0.36% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Whirlpool Corp., par value
                  of the proportional notional
                  amount.
 130,000          Pay quarterly a fixed rate      December 2012           105
                  equal to 0.70% multiplied by
                  the notional amount and
                  receive from Morgan Stanley
                  Capital Services, Inc. upon
                  each default event of
                  Citigroup Inc., par value of
                  the proportional notional
                  amount.
  60,000          Pay quarterly a fixed rate      December 2012          (229)
                  equal to 0.73% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of American International
                  Group, Inc., par value of
                  the proportional notional
                  amount.
 200,000          Pay quarterly a fixed rate      September 2017          961
                  equal to 0.69% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount.
                                                                    ------------
                                                                       $8,617
                                                                    ============

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(3) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $1,802,490.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was $103,818, which represented 0.8% of total net assets.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $14,847,067
                                                                 ===============
Gross tax appreciation of investments                               $   147,260
Gross tax depreciation of investments                                    (2,733)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   144,527
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS(reg.sm)
QUARTERLY PORTFOLIO HOLDINGS
CORE PLUS FUND
DECEMBER 31, 2007

[american century investments logo and text logo]

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 43.8%
      $    236,134  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(2)                               $    231,975
           750,000  Banc of America Commercial
                    Mortgage Inc., Series 2000-2,
                    Class B, 7.38%, 9/15/32(2)                           795,735
           150,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class A3 SEQ, 6.09%, 6/11/35(2)                      152,156
           750,000  Banc of America Commercial
                    Mortgage Inc., Series 2002 PB2,
                    Class B SEQ, 6.31%, 6/11/35(2)                       791,885
         1,025,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                   1,011,893
         1,294,297  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.91%, 1/1/08(2)                                      34,037
           425,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32(2)                           456,498
           924,412  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.10%,
                    1/1/08(2)                                             20,898
           733,415  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2003-37, Class 2A2,
                    4.25%, 9/25/33(2)                                    731,377
           486,222  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(2)                                   493,545
           500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B,
                    7.56%, 4/15/62(2)                                    535,009
           276,796  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(2)                                   275,456
           416,292  FHLMC, Series 2522, Class
                    XA SEQ, 5.00%, 8/15/16(2)                            417,270
           128,119  FHLMC, Series 2613, Class
                    HB SEQ, 4.50%, 10/15/13(2)                           127,822
           308,926  FHLMC, Series 2632, Class
                    TE, 2.50%, 6/15/22(2)                                307,030
           200,000  FHLMC, Series 3203, Class
                    VN SEQ, 5.00%, 6/15/22                               194,147
           106,641  FNMA, Series 2003-52, Class
                    KF SEQ, VRN, 5.26%, 1/25/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap
                    of 7.50%(2)                                          107,412
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15(2)                                    250,061
           144,274  FNMA, Series 2004-9, Class YJ,
                    4.00%, 10/25/13(2)                                   143,203
           464,711  FNMA, Series 2005-47, Class
                    AN SEQ, 5.00%, 12/25/16(2)                           466,547
           151,550  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(2)                            151,941
           242,468  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.34%, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $242,468)(2)(3)                                 235,517
           277,035  J.P. Morgan Mortgage Trust,
                    Series 2004 A2, Class 1A1,
                    3.81%, 5/25/34(2)                                    279,241
           750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class
                    A2 SEQ, 3.48%, 7/15/27(2)                            743,183
           500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(2)                            491,959
           750,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust, Series
                    1998 C1, Class C, 6.68%,
                    2/18/30(2)                                           748,183
           211,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust, Series
                    1999 C1, Class B, 6.93%,
                    6/15/31(2)                                           216,421
           300,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                          302,090
           300,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34(2)                                           296,501
           450,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35(2)                                           446,328
           250,000  Washington Mutual Mortgage
                    Pass-Through Certificates, Series
                    2005 AR4, Class A4B, 4.68%,
                    4/25/35(2)                                           248,206

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           241,388  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                        242,516
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  11,946,042
(Cost $11,822,172)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 29.2%
           900,757  FHLMC, 5.00%, 10/1/10(2)                             909,758
           410,982  FHLMC, 4.50%, 6/1/21(2)                              403,998
            27,366  FHLMC, 6.50%, 7/1/47(2)                               27,751
         2,115,000  FNMA, 6.00%,
                    settlement date 1/14/08(4)                         2,147,717
           657,000  FNMA, 6.50%,
                    settlement date 1/14/08(4)                           675,376
           843,691  FNMA, 5.00%, 7/1/20(2)                               844,650
           449,403  FNMA, 5.00%, 11/1/33(2)                              439,229
           886,923  FNMA, 5.00%, 8/1/34(2)                               866,499
           471,234  FNMA, 5.00%, 8/1/35(2)                               460,126
           511,379  FNMA, 4.50%, 9/1/35(2)                               484,419
           354,639  FNMA, 6.50%, 8/1/37(2)                               361,891
            13,312  FNMA, 6.50%, 6/1/47(2)                                13,500
            35,060  FNMA, 6.50%, 8/1/47(2)                                35,553
            49,286  FNMA, 6.50%, 8/1/47(2)                                49,979
            55,204  FNMA, 6.50%, 9/1/47(2)                                55,980
             5,974  FNMA, 6.50%, 9/1/47(2)                                 6,058
            44,864  FNMA, 6.50%, 9/1/47(2)                                45,495
            44,449  FNMA, 6.50%, 9/1/47(2)                                45,074
            76,890  FNMA, 6.50%, 9/1/47(2)                                77,972
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                             7,951,025
(Cost $7,890,989)                                                ---------------

CORPORATE BONDS - 19.4%
AEROSPACE & DEFENSE - 0.6%
            30,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)                                     30,095
            30,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(2)                                      31,134
            95,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)                                      98,080
                                                                 ---------------
                                                                         159,309
                                                                 ---------------
AUTOMOBILES - 0.1%
            30,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(2)                             31,388
                                                                 ---------------
BEVERAGES - 1.0%
           100,000  Anheuser-Busch Companies, Inc.,
                    5.50%, 1/15/18(2)                                    102,283
            60,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17(2)                                    61,590
            85,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 12/4/06,
                    Cost $83,900)(2)(3)                                   84,643
            30,000  PepsiCo, Inc., 4.65%, 2/15/13(2)                      30,236
                                                                 ---------------
                                                                         278,752
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.5%
           125,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                     123,934
                                                                 ---------------
CHEMICALS - 0.3%
            50,000  du Pont (E.I.) de Nemours & Co.,
                    5.00%, 1/15/13(2)                                     50,371
            20,000  Rohm and Haas Co.,
                    5.60%, 3/15/13(2)                                     20,805
                                                                 ---------------
                                                                          71,176
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
            90,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)                                    82,606
            30,000  PNC Bank N.A.,
                    6.00%, 12/7/17(2)                                     29,812
                                                                 ---------------
                                                                         112,418
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            90,000  Deluxe Corp.,
                    7.375%, 6/1/15(2)(5)                                  90,000
            20,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17(2)                                     20,258
                                                                 ---------------
                                                                         110,258
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.0%
           170,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)                                   169,803
            60,000  Bank of America N.A.,
                    5.30%, 3/15/17(2)                                     58,447
            75,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                    71,971
           100,000  Citigroup Inc., 5.00%, 9/15/14(2)                     95,418
            50,000  General Electric Capital Corp.,
                    5.625%, 9/15/17(2)                                    51,394
            60,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(2)                                     60,581
            50,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $49,901)(2)(3)                                   51,909
                                                                 ---------------
                                                                         559,523
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
            70,000  AT&T Inc., 6.80%, 5/15/36(2)                          75,994
            20,000  Qwest Corp., 7.875%,
                    9/1/11(2)(5)                                          20,900
            80,000  Qwest Corp., 7.50%, 10/1/14(2)                        81,600
            20,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15(2)                                     19,516
            30,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36(2)(5)                                  33,643
            30,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(2)                                     30,371
                                                                 ---------------
                                                                         262,024
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            60,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(2)                               58,694
            20,000  Florida Power Corp.,
                    6.35%, 9/15/37(2)                                     21,144
            70,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                     67,214
                                                                 ---------------
                                                                         147,052
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.2%
            50,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37(2)                                     50,369
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
            30,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(2)                                      30,248
            95,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27(2)(5)                                  93,697
            30,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37(2)                                     31,697
                                                                 ---------------
                                                                         155,642
                                                                 ---------------
FOOD PRODUCTS - 0.6%
            60,000  General Mills Inc.,
                    5.65%, 9/10/12(2)                                     61,041
            20,000  Kellogg Co., 6.60%, 4/1/11(2)                         21,209
            50,000  Kellogg Co., 5.125%, 12/3/12(2)                       50,473
            40,000  Kraft Foods Inc., 6.00%,
                    2/11/13(2)(5)                                         41,169
                                                                 ---------------
                                                                         173,892
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
            50,000  Baxter International Inc.,
                    5.90%, 9/1/16(2)                                      52,040
            20,000  Baxter International Inc.,
                    6.25%, 12/1/37(2)                                     20,591
                                                                 ---------------
                                                                          72,631
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
            20,000  McDonald's Corp.,
                    6.30%, 10/15/37(2)                                    20,812
            50,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37(2)                                   49,925
                                                                 ---------------
                                                                          70,737
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
            20,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                        21,110
            30,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(2)                                      30,280
                                                                 ---------------
                                                                          51,390
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           250,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                     253,462
            20,000  General Electric Co.,
                    5.25%, 12/6/17(2)                                     19,996
                                                                 ---------------
                                                                         273,458
                                                                 ---------------
INSURANCE - 0.6%
            60,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(2)                                            58,081
            40,000  Lincoln National Corp.,
                    6.30%, 10/9/37(2)                                     39,025
            50,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17(2)(5)                                  49,886
            20,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37(2)                                     19,436
                                                                 ---------------
                                                                         166,428
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
IT SERVICES - 0.2%
            60,000  International Business Machines
                    Corp., 5.70%, 9/14/17(2)                              62,141
                                                                 ---------------
MACHINERY - 0.3%
            20,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $19,991)(2)(3)                                   20,043
            20,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12(2)                              20,056
            50,000  SPX Corp., 7.625%, 12/15/14
                    (Acquired 12/10/07,
                    Cost $50,000)(2)(3)(5)                                51,063
                                                                 ---------------
                                                                          91,162
                                                                 ---------------
MEDIA - 1.0%
           100,000  Comcast Corp., 5.90%,
                    3/15/16(2)                                           100,772
            70,000  Rogers Cable Inc., 6.25%,
                    6/15/13(2)                                            71,913
            60,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12(2)                                      60,180
            50,000  Time Warner Inc., 5.50%,
                    11/15/11(2)(5)                                        50,248
                                                                 ---------------
                                                                         283,113
                                                                 ---------------
METALS & MINING - 0.4%
            50,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.25%, 4/1/15(2)(5)                        53,125
            50,000  Freeport-McMoRan Copper &
                    Gold Inc., 8.375%, 4/1/17(2)(5)                       53,750
                                                                 ---------------
                                                                         106,875
                                                                 ---------------
MULTI-UTILITIES - 1.3%
            20,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17(2)                             20,391
            40,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(2)                               38,512
            90,000  Consolidated Edison Co. of
                    New York, Inc., Series 2006 C,
                    5.50%, 9/15/16(2)                                     90,554
           130,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                   129,831
            50,000  NSTAR Electric Co., 5.625%,
                    11/15/17(2)                                           50,967
            20,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(2)                                      19,352
                                                                 ---------------
                                                                         349,607
                                                                 ---------------
MULTILINE RETAIL - 0.4%
            20,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(2)                                     19,504
            20,000  Kohl's Corp., 6.875%, 12/15/37(2)                     19,471
            60,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(2)                                    58,840
                                                                 ---------------
                                                                          97,815
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
            20,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(2)                                     19,914
            50,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                    60,652
           160,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                     160,719
            30,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17(2)                                     30,750
            40,000  Nexen Inc., 6.40%, 5/15/37(2)                         40,065
           150,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                             156,759
            30,000  Tesoro Corp., 6.25%, 11/1/12(2)                       30,150

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            30,000  Tesoro Corp., 6.50%, 6/1/17(2)                        29,850
            10,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37(2)(5)                                  9,962
                                                                 ---------------
                                                                         538,821
                                                                 ---------------
PHARMACEUTICALS - 1.1%
            90,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                    94,165
            20,000  Abbott Laboratories,
                    6.15%, 11/30/37(2)                                    21,178
           100,000  AstraZeneca plc,
                    5.40%, 9/15/12(2)                                    103,491
            40,000  AstraZeneca plc, 5.90%, 9/15/17                       42,080
            60,000  Wyeth, 5.95%, 4/1/37(2)                               60,367
                                                                 ---------------
                                                                         321,281
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
            90,000  ProLogis, 5.625%, 11/15/16(2)                         83,602
                                                                 ---------------
ROAD & RAIL - 0.1%
            30,000  Union Pacific Corp.,
                    5.75%, 11/15/17(2)                                    29,942
                                                                 ---------------
SOFTWARE - 0.1%
            40,000  Intuit Inc., 5.75%, 3/15/17(2)                        39,422
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
           250,000  Home Depot, Inc. (The),
                    4.625%, 8/15/10(2)                                   248,484
            20,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12(2)                                     20,562
                                                                 ---------------
                                                                         269,046
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
           110,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                    103,527
            50,000  Vodafone Group plc,
                    5.625%, 2/27/17(2)                                    49,876
                                                                 ---------------
                                                                         153,403
                                                                 ---------------
TOTAL CORPORATE BONDS                                                  5,296,611
(Cost $5,282,614)                                                ---------------

U.S. TREASURY SECURITIES - 6.3%
            27,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)                                    37,199
           673,394  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(2)(5)                         712,324
           581,707  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(2)(5)                          603,067
           339,207  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(2)(5)                          350,470
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         1,703,060
(Cost $1,688,987)                                                ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS & AGENCIES - 4.0%
JPY                 KfW, VRN, 0.66%, 2/8/08, resets
121,000,000         quarterly off the 3-month JPY
                    LIBOR minus 0.22% with no caps                     1,086,754
(Cost $995,145)                                                  ---------------

ASSET-BACKED SECURITIES(1) - 2.7%
      $    100,000  Citibank Credit Card Issuance
                    Trust, Series 2007 A2, VRN,
                    4.79%, 2/20/08, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                                 99,392
           100,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ, 5.21%,
                    12/15/11(2)                                          100,760
           362,595  FHLMC, Series T7, Class A5 SEQ,
                    7.27%, 8/25/28                                       361,383
           100,000  SLM Student Loan Trust, Series
                    2007-8, Class A1, VRN, 5.36%,
                    1/24/08, resets quarterly off the
                    3-month LIBOR plus 0.23%
                    with no caps(2)                                       99,754
            67,959  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 4.91%, 1/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                            67,494
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            728,783
(Cost $729,592)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 4.2%
         1,133,000  FHLB Discount Notes,
                    3.15%, 1/2/08(2)(6)                                1,133,000
(Cost $1,132,901)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(7) - 7.6%
           150,005  Bancaja US Debt, SAu, VRN,
                    5.29%, 1/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.05% with no caps                                   149,712
           149,990  BASF AG, VRN, 5.18%, 1/22/08,
                    resets quarterly off the 3-month
                    LIBOR minus 0.01% with no caps                       149,740
            99,955  K2 (USA) LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                              95,000
           149,934  Links Finance LLC, VRN, 4.37%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             142,492
           150,000  Merrill Lynch & Co., Inc., VRN,
                    4.42%, 1/2/08, resets quarterly
                    off the Federal Reserve Prime
                    Loan Rate minus 2.83% with
                    no caps                                              148,610
           181,689  Morgan Stanley ABS Capital I,
                    Series 2007 NC4, Class A2A, VRN,
                    4.95%, 1/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                   175,980
           150,206  Nationwide Building Society, VRN,
                    5.16%, 3/10/08, resets quarterly
                    off the 3-month LIBOR plus
                    0.13% with no caps                                   149,867
           149,919  Tango Finance Corp., VRN, 4.38%,
                    1/2/08, resets quarterly off the
                    Federal Reserve Prime Loan Rate
                    minus 2.91% with no caps                             142,502
           150,000  Ulster Bank Ireland Ltd., VRN,
                    4.35%, 1/2/08                                        149,959

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 4.35%,
dated 12/31/07, due 1/2/08
(Delivery value $768,402)                                                768,216
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          2,072,078
(Cost $2,099,915)                                                ---------------

TOTAL INVESTMENT SECURITIES - 117.2%                                  31,917,353
                                                                 ---------------
(Cost $31,642,315)

OTHER ASSETS AND LIABILITIES - (17.2)%                               (4,681,501)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 27,235,852
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration    Underlying Face     Unrealized
Contracts Purchased                   Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
49  U.S. Treasury 2-Year Notes     March 2008      $10,302,250        $  2,187
57  U.S. Treasury 5-Year Notes     March 2008        6,286,031         112,144
 8  U.S. Long Bond                 March 2008          931,000         (13,737)
                                                 -------------------------------
                                                   $17,519,281        $100,594
                                                 ===============================

                                   Expiration    Underlying Face     Unrealized
Contracts Sold                        Date       Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
27  U.S. Treasury 10-Year Notes    March 2008       $3,061,547        $(49,947)
                                                 ===============================

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount  Description of Agreement          Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$  600,000       Pay quarterly a fixed rate equal  June 2012          $ 12,497
                 to 0.35% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 8, par value
                 of the proportional notional
                 amount.
 1,800,000       Pay semiannually a fixed rate     June 2012            29,212
                 equal to 1.25% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of one of the
                 issues of Dow Jones CDX Emerging
                 Markets 7, par value of the
                 proportional notional amount.
    60,000       Pay quarterly a fixed rate equal  September 2012          (32)
                 to 0.35% multiplied by the
                 notional amount and receive from
                 Merrill Lynch International upon
                 each default event of Computer
                 Sciences Corp., par value of the
                 proportional notional amount.
    50,000       Pay quarterly a fixed rate equal  September 2012          662
                 to 0.36% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Whirlpool
                 Corp., par value of the
                 proportional notional amount.
   120,000       Pay quarterly a fixed rate equal  December 2012          (203)
                 to 0.40% multiplied by the
                 notional amount and receive from
                 Bank of America N.A. upon each
                 default event of FHLMC, par
                 value of the proportional
                 notional amount.
   200,000       Pay quarterly a fixed rate equal  December 2012           161
                 to 0.70% multiplied by the
                 notional amount and receive from
                 Morgan Stanley Capital Services,
                 Inc. upon each default event of
                 Citigroup Inc., par value of the
                 proportional notional amount.
    60,000       Pay quarterly a fixed rate equal  December 2012           332
                 to 2.45% multiplied by the
                 notional amount and receive from
                 Bank of America N.A. upon each
                 default event of Toll Brothers
                 Finance Corp., par value of the
                 proportional notional amount.
    60,000       Pay quarterly a fixed rate equal  December 2012          (592)
                 to 2.85% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Toll Brothers
                 Finance Corp., par value of the
                 proportional notional amount.
   250,000       Pay quarterly a fixed rate equal  March 2017            2,120
                 to 0.12% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Pfizer Inc.,
                 par value of the proportional
                 notional amount.
   400,000       Pay quarterly a fixed rate equal  September 2017        1,921
                 to 0.69% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of JPMorgan Chase
                 & Co., par value of the
                 proportional notional amount.
                                                                     -----------
                                                                      $ 46,078
                                                                     ===========

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2007.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2007, was $443,175, which represented 1.6% of total net assets.
(4) Forward commitment.
(5) Security, or a portion thereof, was on loan as of December 31, 2007. The aggregate value of securities on loan at December 31, 2007, was $2,031,849.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of December 31, 2007, securities with an aggregate value of $379,994, which represented 1.4% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Trustees.

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $31,642,315
                                                                 ===============
Gross tax appreciation of investments                               $   373,168
Gross tax depreciation of investments                                   (98,130)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   275,038
                                                                 ===============

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    February 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    February 27, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 27, 2008